UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Value Strategies Fund Semi-Annual Report May 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Sempra Energy	3.7
American Tower Corp.	3.4
FirstEnergy Corp.	3.1
Equity Lifestyle Properties, Inc.	2.3
CubeSmart	2.3
National Retail Properties, Inc.	2.2
Equinix, Inc.	2.2
U.S. Bancorp	2.0
The Blackstone Group LP	1.9
PPL Corp.	1.8
24.9

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Financials	18.4
Real Estate	15.0
Industrials	12.2
Consumer Discretionary	11.0
Utilities	8.6

Asset Allocation (% of fund's net assets)

As of May 31, 2019 *
Stocks	98.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 14.5%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.2%
Media - 3.2%
GCI Liberty, Inc. (a)	204,700	$11,891
Liberty Global PLC Class C (a)	237,400	5,755
Nexstar Broadcasting Group, Inc. Class A	90,000	9,014
		26,660
CONSUMER DISCRETIONARY - 11.0%
Distributors - 0.8%
LKQ Corp. (a)	277,300	7,113
Hotels, Restaurants & Leisure - 3.8%
Eldorado Resorts, Inc. (a)	208,600	10,257
The Stars Group, Inc. (a)(b)	391,100	6,477
U.S. Foods Holding Corp. (a)	421,400	14,564
		31,298
Household Durables - 2.3%
D.R. Horton, Inc.	253,800	10,852
Mohawk Industries, Inc. (a)	61,200	8,296
		19,148
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	426,700	5,347
Leisure Products - 0.6%
Mattel, Inc. (a)(b)	487,500	4,802
Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	111,900	11,368
Specialty Retail - 0.9%
Lowe's Companies, Inc.	78,500	7,322
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	148,200	4,814

TOTAL CONSUMER DISCRETIONARY		91,212

CONSUMER STAPLES - 5.4%
Food Products - 3.0%
Conagra Brands, Inc.	473,100	12,665
Darling International, Inc. (a)	661,122	12,495
		25,160
Household Products - 1.1%
Spectrum Brands Holdings, Inc.	168,900	8,896
Tobacco - 1.3%
Altria Group, Inc.	209,600	10,283

TOTAL CONSUMER STAPLES		44,339

ENERGY - 5.7%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	248,100	5,312
Oil, Gas & Consumable Fuels - 5.0%
Cheniere Energy, Inc. (a)	183,400	11,587
Encana Corp. (Toronto)	785,500	4,144
Hess Corp.	148,900	8,318
Noble Energy, Inc.	469,300	10,043
Valero Energy Corp.	106,300	7,484
		41,576

TOTAL ENERGY		46,888

FINANCIALS - 18.4%
Banks - 3.6%
U.S. Bancorp	330,884	16,610
Wells Fargo & Co.	308,070	13,669
		30,279
Capital Markets - 7.1%
Ameriprise Financial, Inc.	93,600	12,938
Apollo Global Management LLC Class A	425,550	12,515
Ares Management Corp.	381,500	9,801
LPL Financial	92,100	7,388
The Blackstone Group LP	423,200	16,018
		58,660
Consumer Finance - 4.6%
Capital One Financial Corp.	150,800	12,949
OneMain Holdings, Inc.	314,000	9,379
SLM Corp.	784,600	7,462
Synchrony Financial	237,900	8,001
		37,791
Insurance - 3.1%
American International Group, Inc.	233,100	11,904
Chubb Ltd.	94,282	13,772
		25,676

TOTAL FINANCIALS		152,406

HEALTH CARE - 4.4%
Health Care Providers & Services - 1.9%
Cigna Corp.	47,300	7,001
CVS Health Corp.	124,800	6,536
Humana, Inc.	9,000	2,204
		15,741
Pharmaceuticals - 2.5%
Allergan PLC	49,800	6,071
Bristol-Myers Squibb Co.	49,700	2,255
Jazz Pharmaceuticals PLC (a)	95,600	12,003
		20,329

TOTAL HEALTH CARE		36,070

INDUSTRIALS - 12.2%
Aerospace & Defense - 3.0%
General Dynamics Corp.	43,700	7,028
Huntington Ingalls Industries, Inc.	51,400	10,543
United Technologies Corp.	53,700	6,782
		24,353
Airlines - 0.9%
American Airlines Group, Inc.	265,600	7,232
Commercial Services & Supplies - 1.3%
The Brink's Co.	143,500	11,050
Construction & Engineering - 2.2%
AECOM (a)	396,400	12,645
Williams Scotsman Corp. (a)	406,400	5,519
		18,164
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	128,000	3,538
Trading Companies & Distributors - 4.4%
AerCap Holdings NV (a)	219,337	9,831
Ashtead Group PLC	252,800	5,961
Fortress Transportation & Infrastructure Investors LLC	350,800	5,395
HD Supply Holdings, Inc. (a)	256,400	10,638
Univar, Inc. (a)	226,400	4,530
		36,355

TOTAL INDUSTRIALS		100,692

INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	285,068	4,604
Electronic Equipment & Components - 0.4%
Flextronics International Ltd. (a)	402,800	3,601
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A	99,800	6,181
Conduent, Inc. (a)	415,400	3,697
DXC Technology Co.	144,600	6,874
Leidos Holdings, Inc.	177,600	13,379
		30,131
Semiconductors & Semiconductor Equipment - 2.0%
Marvell Technology Group Ltd.	414,100	9,234
NXP Semiconductors NV	87,700	7,732
		16,966
Software - 1.4%
Micro Focus International PLC	463,829	11,196

TOTAL INFORMATION TECHNOLOGY		66,498

MATERIALS - 6.3%
Chemicals - 4.8%
CF Industries Holdings, Inc.	117,700	4,736
DowDuPont, Inc.	232,312	7,090
LyondellBasell Industries NV Class A	107,992	8,018
Nutrien Ltd.	218,700	10,666
Westlake Chemical Corp.	168,003	9,625
		40,135
Containers & Packaging - 1.5%
Crown Holdings, Inc. (a)	217,654	12,065

TOTAL MATERIALS		52,200

REAL ESTATE - 15.0%
Equity Real Estate Investment Trusts (REITs) - 13.8%
American Tower Corp.	134,208	28,019
CubeSmart	550,200	18,553
Douglas Emmett, Inc.	291,900	11,761
Equinix, Inc.	37,700	18,314
Equity Lifestyle Properties, Inc.	154,600	18,809
National Retail Properties, Inc.	344,600	18,446
		113,902
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (a)	217,300	9,931

TOTAL REAL ESTATE		123,833

UTILITIES - 8.6%
Electric Utilities - 4.9%
FirstEnergy Corp.	620,600	25,594
PPL Corp.	496,800	14,785
		40,379
Multi-Utilities - 3.7%
Sempra Energy	235,988	31,015

TOTAL UTILITIES		71,394

TOTAL COMMON STOCKS
(Cost $775,649)		812,192

Money Market Funds - 2.4%
Fidelity Cash Central Fund 2.41% (c)	16,266,495	16,270
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	3,846,707	3,847
TOTAL MONEY MARKET FUNDS
(Cost $20,117)		20,117
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $795,766)		832,309
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(4,780)
NET ASSETS - 100%		$827,529

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$101
Fidelity Securities Lending Cash Central Fund	10
Total	$111

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$26,660	$26,660	$--	$--
Consumer Discretionary	91,212	91,212	--	--
Consumer Staples	44,339	44,339	--	--
Energy	46,888	46,888	--	--
Financials	152,406	152,406	--	--
Health Care	36,070	36,070	--	--
Industrials	100,692	100,692	--	--
Information Technology	66,498	55,302	11,196	--
Materials	52,200	52,200	--	--
Real Estate	123,833	123,833	--	--
Utilities	71,394	71,394	--	--
Money Market Funds	20,117	20,117	--	--
Total Investments in Securities:	$832,309	$821,113	$11,196	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.5%
Netherlands	3.1%
United Kingdom	2.8%
Canada	2.6%
Ireland	2.2%
Switzerland	1.7%
Bermuda	1.1%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,492) — See accompanying schedule: Unaffiliated issuers (cost $775,649)	$812,192
Fidelity Central Funds (cost $20,117)	20,117
Total Investment in Securities (cost $795,766)		$832,309
Receivable for investments sold		6
Receivable for fund shares sold		103
Dividends receivable		927
Distributions receivable from Fidelity Central Funds		38
Other receivables		10
Total assets		833,393
Liabilities
Payable for fund shares redeemed	$1,319
Accrued management fee	359
Distribution and service plan fees payable	146
Other affiliated payables	158
Other payables and accrued expenses	31
Collateral on securities loaned	3,851
Total liabilities		5,864
Net Assets		$827,529
Net Assets consist of:
Paid in capital		$795,624
Total distributable earnings (loss)		31,905
Net Assets		$827,529
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($187,128 ÷ 6,435.39 shares)(a)		$29.08
Maximum offering price per share (100/94.25 of $29.08)		$30.85
Class M:
Net Asset Value and redemption price per share ($215,687 ÷ 6,987.25 shares)(a)		$30.87
Maximum offering price per share (100/96.50 of $30.87)		$31.99
Class C:
Net Asset Value and offering price per share ($11,841 ÷ 480.09 shares)(a)		$24.66
Fidelity Value Strategies Fund:
Net Asset Value, offering price and redemption price per share ($312,434 ÷ 9,008.20 shares)		$34.68
Class K:
Net Asset Value, offering price and redemption price per share ($35,475 ÷ 1,024.27 shares)		$34.63
Class I:
Net Asset Value, offering price and redemption price per share ($64,964 ÷ 2,014.28 shares)		$32.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$9,074
Special dividends		2,449
Income from Fidelity Central Funds		111
Total income		11,634
Expenses
Management fee
Basic fee	$2,275
Performance adjustment	(477)
Transfer agent fees	770
Distribution and service plan fees	896
Accounting and security lending fees	146
Custodian fees and expenses	9
Independent trustees' fees and expenses	2
Registration fees	57
Audit	39
Legal	4
Interest	3
Miscellaneous	18
Total expenses before reductions	3,742
Expense reductions	(3)
Total expenses after reductions		3,739
Net investment income (loss)		7,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,499)
Foreign currency transactions	(21)
Total net realized gain (loss)		(9,520)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	15,901
Total change in net unrealized appreciation (depreciation)		15,901
Net gain (loss)		6,381
Net increase (decrease) in net assets resulting from operations		$14,276

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,895	$10,446
Net realized gain (loss)	(9,520)	100,508
Change in net unrealized appreciation (depreciation)	15,901	(168,177)
Net increase (decrease) in net assets resulting from operations	14,276	(57,223)
Distributions to shareholders	(103,085)	(87,063)
Share transactions - net increase (decrease)	46,806	(102,890)
Total increase (decrease) in net assets	(42,003)	(247,176)
Net Assets
Beginning of period	869,532	1,116,708
End of period	$827,529	$869,532

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Strategies Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$33.48	$38.91	$40.25	$39.01	$38.91	$36.02
Income from Investment Operations
Net investment income (loss)A	.27B	.35	.60C	.56	.35	.25
Net realized and unrealized gain (loss)	(.34)D	(2.50)	6.13	1.09	.06	2.87
Total from investment operations	(.07)	(2.15)	6.73	1.65	.41	3.12
Distributions from net investment income	(.29)	(.51)	(.56)	(.40)	(.28)E	(.23)
Distributions from net realized gain	(4.04)	(2.77)	(7.52)	(.01)	(.03)E	–
Total distributions	(4.33)	(3.28)	(8.07)F	(.41)	(.31)	(.23)
Net asset value, end of period	$29.08	$33.48	$38.91	$40.25	$39.01	$38.91
Total ReturnG,H,I	1.81%	(6.16)%	19.84%	4.33%	1.07%	8.74%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.94%L	.91%	.91%	.86%	.93%	.96%
Expenses net of fee waivers, if any	.94%L	.91%	.91%	.86%	.93%	.96%
Expenses net of all reductions	.94%L	.90%	.90%	.86%	.93%	.96%
Net investment income (loss)	1.81%B,L	.98%	1.64%C	1.48%	.89%	.68%
Supplemental Data
Net assets, end of period (in millions)	$187	$175	$212	$203	$215	$233
Portfolio turnover rateM	46%L	72%	46%	121%	9%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $8.07 per share is comprised of distributions from net investment income of $.555 and distributions from net realized gain of $7.517 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$35.16	$40.69	$41.72	$40.40	$40.28	$37.28
Income from Investment Operations
Net investment income (loss)A	.25B	.28	.54C	.49	.28	.18
Net realized and unrealized gain (loss)	(.31)D	(2.63)	6.40	1.14	.06	2.98
Total from investment operations	(.06)	(2.35)	6.94	1.63	.34	3.16
Distributions from net investment income	(.19)	(.41)	(.46)	(.30)	(.19)E	(.16)
Distributions from net realized gain	(4.04)	(2.77)	(7.52)	(.01)	(.03)E	–
Total distributions	(4.23)	(3.18)	(7.97)F	(.31)	(.22)	(.16)
Net asset value, end of period	$30.87	$35.16	$40.69	$41.72	$40.40	$40.28
Total ReturnG,H,I	1.70%	(6.38)%	19.57%	4.11%	.86%	8.51%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.17%L	1.14%	1.13%	1.08%	1.15%	1.17%
Expenses net of fee waivers, if any	1.17%L	1.14%	1.13%	1.08%	1.14%	1.17%
Expenses net of all reductions	1.17%L	1.13%	1.13%	1.07%	1.14%	1.17%
Net investment income (loss)	1.58%B,L	.75%	1.42%C	1.27%	.68%	.47%
Supplemental Data
Net assets, end of period (in millions)	$216	$225	$271	$263	$294	$324
Portfolio turnover rateM	46%L	72%	46%	121%	9%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $7.97 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $7.517 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.95	$34.09	$36.19	$35.12	$35.07	$32.52
Income from Investment Operations
Net investment income (loss)A	.13B	.06	.28C	.24	.05	(.03)
Net realized and unrealized gain (loss)	(.35)D	(2.16)	5.43	.97	.07	2.60
Total from investment operations	(.22)	(2.10)	5.71	1.21	.12	2.57
Distributions from net investment income	(.03)	(.27)	(.30)	(.13)	(.04)E	(.02)
Distributions from net realized gain	(4.04)	(2.77)	(7.52)	(.01)	(.03)E	–
Total distributions	(4.07)	(3.04)	(7.81)F	(.14)	(.07)	(.02)
Net asset value, end of period	$24.66	$28.95	$34.09	$36.19	$35.12	$35.07
Total ReturnG,H,I	1.39%	(6.89)%	18.97%	3.49%	.33%	7.91%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.73%L	1.68%	1.68%	1.63%	1.70%	1.72%
Expenses net of fee waivers, if any	1.73%L	1.68%	1.68%	1.63%	1.69%	1.72%
Expenses net of all reductions	1.73%L	1.67%	1.67%	1.63%	1.69%	1.72%
Net investment income (loss)	1.02%B,L	.21%	.87%C	.72%	.13%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$12	$34	$46	$44	$49	$53
Portfolio turnover rateM	46%L	72%	46%	121%	9%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .44%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .52%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $7.81 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $7.517 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$39.04	$44.81	$45.17	$43.72	$43.56	$40.28
Income from Investment Operations
Net investment income (loss)A	.36B	.52	.81C	.76	.51	.40
Net realized and unrealized gain (loss)	(.30)D	(2.92)	7.01	1.21	.07	3.21
Total from investment operations	.06	(2.40)	7.82	1.97	.58	3.61
Distributions from net investment income	(.38)	(.61)	(.66)	(.51)	(.39)E	(.33)
Distributions from net realized gain	(4.04)	(2.77)	(7.52)	(.01)	(.03)E	–
Total distributions	(4.42)	(3.37)F	(8.18)	(.52)	(.42)	(.33)
Net asset value, end of period	$34.68	$39.04	$44.81	$45.17	$43.72	$43.56
Total ReturnG,H	1.93%	(5.89)%	20.18%	4.64%	1.35%	9.05%
Ratios to Average Net AssetsI,J
Expenses before reductions	.67%K	.63%	.62%	.56%	.67%	.69%
Expenses net of fee waivers, if any	.67%K	.63%	.62%	.56%	.67%	.69%
Expenses net of all reductions	.67%K	.62%	.62%	.55%	.66%	.69%
Net investment income (loss)	2.08%B,K	1.26%	1.93%C	1.79%	1.16%	.95%
Supplemental Data
Net assets, end of period (in millions)	$312	$324	$436	$713	$716	$786
Portfolio turnover rateL	46%K	72%	46%	121%	9%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.57%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $3.37 per share is comprised of distributions from net investment income of $.608 and distributions from net realized gain of $2.765 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$39.03	$44.82	$45.18	$43.74	$43.57	$40.28
Income from Investment Operations
Net investment income (loss)A	.39B	.58	.86C	.80	.58	.47
Net realized and unrealized gain (loss)	(.31)D	(2.93)	7.02	1.22	.07	3.20
Total from investment operations	.08	(2.35)	7.88	2.02	.65	3.67
Distributions from net investment income	(.44)	(.67)	(.72)	(.57)	(.45)E	(.38)
Distributions from net realized gain	(4.04)	(2.77)	(7.52)	(.01)	(.03)E	–
Total distributions	(4.48)	(3.44)	(8.24)	(.58)	(.48)	(.38)
Net asset value, end of period	$34.63	$39.03	$44.82	$45.18	$43.74	$43.57
Total ReturnF,G	2.01%	(5.80)%	20.36%	4.76%	1.51%	9.21%
Ratios to Average Net AssetsH,I
Expenses before reductions	.54%J	.50%	.50%	.44%	.51%	.53%
Expenses net of fee waivers, if any	.54%J	.50%	.50%	.44%	.51%	.53%
Expenses net of all reductions	.54%J	.49%	.49%	.43%	.51%	.53%
Net investment income (loss)	2.22%B,J	1.39%	2.05%C	1.91%	1.31%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$35	$49	$79	$68	$72	$97
Portfolio turnover rateK	46%J	72%	46%	121%	9%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.64	$42.27	$43.07	$41.71	$41.57	$38.46
Income from Investment Operations
Net investment income (loss)A	.33B	.48	.74C	.70	.48	.37
Net realized and unrealized gain (loss)	(.31)D	(2.75)	6.64	1.15	.08	3.06
Total from investment operations	.02	(2.27)	7.38	1.85	.56	3.43
Distributions from net investment income	(.37)	(.59)	(.66)	(.48)	(.39)E	(.32)
Distributions from net realized gain	(4.04)	(2.77)	(7.52)	(.01)	(.03)E	–
Total distributions	(4.41)	(3.36)	(8.18)	(.49)	(.42)	(.32)
Net asset value, end of period	$32.25	$36.64	$42.27	$43.07	$41.71	$41.57
Total ReturnF,G	1.94%	(5.95)%	20.13%	4.57%	1.36%	9.01%
Ratios to Average Net AssetsH,I
Expenses before reductions	.70%J	.67%	.67%	.61%	.68%	.71%
Expenses net of fee waivers, if any	.70%J	.67%	.67%	.61%	.68%	.71%
Expenses net of all reductions	.70%J	.66%	.66%	.61%	.68%	.71%
Net investment income (loss)	2.05%B,J	1.22%	1.88%C	1.74%	1.14%	.93%
Supplemental Data
Net assets, end of period (in millions)	$65	$62	$72	$73	$65	$86
Portfolio turnover rateK	46%J	72%	46%	121%	9%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.53%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$112,151
Gross unrealized depreciation	(76,046)
Net unrealized appreciation (depreciation)	$36,105
Tax cost	$796,204

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $192,838 and $254,129, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$223	$5
Class M	.25%	.25%	549	19
Class C	.75%	.25%	124	6
			$896	$30

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9
Class M	3
$12

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$183.20
Class M	198.18
Class C	28.23
Fidelity Value Strategies Fund	286.18
Class K	9.05
Class I	66.21
	$770

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,657	2.65%	$3

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Class A	$22,449	$17,622
Class M	27,028	21,054
Class C	4,746	4,061
Fidelity Value Strategies Fund	36,064	32,527
Class K	5,601	6,037
Class I	7,197	5,760
Total	$103,085	$87,063

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
Class A
Shares sold	840	218	$24,623	$7,830
Reinvestment of distributions	846	464	21,281	16,785
Shares redeemed	(484)	(892)	(14,057)	(32,019)
Net increase (decrease)	1,202	(210)	$31,847	$(7,404)
Class M
Shares sold	189	247	$5,763	$9,286
Reinvestment of distributions	943	516	25,185	19,633
Shares redeemed	(554)	(1,018)	(16,877)	(38,196)
Net increase (decrease)	578	(255)	$14,071	$(9,277)
Class C
Shares sold	32	86	$807	$2,708
Reinvestment of distributions	220	126	4,703	3,972
Shares redeemed	(958)	(378)	(24,069)	(11,722)
Net increase (decrease)	(706)	(166)	$(18,559)	$(5,042)
Fidelity Value Strategies Fund
Shares sold	689	505	$23,099	$21,236
Reinvestment of distributions	1,135	730	33,995	30,693
Shares redeemed	(1,112)	(2,665)	(38,435)	(111,070)
Net increase (decrease)	712	(1,430)	$18,659	$(59,141)
Class K
Shares sold	107	306	$3,687	$12,927
Reinvestment of distributions	187	144	5,601	6,037
Shares redeemed	(532)	(959)	(18,056)	(39,818)
Net increase (decrease)	(238)	(509)	$(8,768)	$(20,854)
Class I
Shares sold	381	248	$12,257	$9,764
Reinvestment of distributions	244	139	6,804	5,482
Shares redeemed	(292)	(420)	(9,505)	(16,418)
Net increase (decrease)	333	(33)	$9,556	$(1,172)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Class A	.94%
Actual		$1,000.00	$1,018.10	$4.73
Hypothetical-C		$1,000.00	$1,020.24	$4.73
Class M	1.17%
Actual		$1,000.00	$1,017.00	$5.88
Hypothetical-C		$1,000.00	$1,019.10	$5.89
Class C	1.73%
Actual		$1,000.00	$1,013.90	$8.69
Hypothetical-C		$1,000.00	$1,016.31	$8.70
Fidelity Value Strategies Fund	.67%
Actual		$1,000.00	$1,019.30	$3.37
Hypothetical-C		$1,000.00	$1,021.59	$3.38
Class K	.54%
Actual		$1,000.00	$1,020.10	$2.72
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class I	.70%
Actual		$1,000.00	$1,019.40	$3.52
Hypothetical-C		$1,000.00	$1,021.44	$3.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had a portfolio manager change in September 2016. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Value Strategies Fund

2018 Total Return % vs. Morningstar Mid-Cap Value and Russell Midcap Value:

75% beaten
25% beaten
Benchmark
Class K
Class C
11.00
10.00
9.00
8.00
7.00
6.00
5.00
10.09
8.23
7.60
6.96
5.90
35.0
30.0
25.0
20.0
15.0
30.8
28.8
21.8
19.9
17.5
75.0
70.0
65.0
60.0
55.0
50.0
70.6
67.5
59.5
55.8
50.3
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	48%	26%	29%
Class A	43%	22%	23%
Class C	29%	14%	15%
Class I	48%	25%	29%
Class K	49%	28%	34%
Class M	40%	21%	20%

The Board considered the fund's underperformance for different time based on time periods ended prior to June 30, 2018 (which periods are not shown in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in 2016 and 2017. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. The Board noted that the fund's more recent performance had improved.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Value Strategies Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SO-SANN-0719
1.704744.121

Fidelity Advisor® Equity Income Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Chevron Corp.	3.7
Wells Fargo & Co.	3.4
Verizon Communications, Inc.	3.2
Comcast Corp. Class A	3.0
United Technologies Corp.	2.7
General Dynamics Corp.	2.4
UnitedHealth Group, Inc.	2.1
Chubb Ltd.	2.1
British American Tobacco PLC sponsored ADR	2.0
Johnson & Johnson	2.0
26.6

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Financials	20.5
Health Care	14.5
Communication Services	11.8
Energy	9.9
Industrials	9.0

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks	98.2%
Bonds	0.1%
Convertible Securities	0.1%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 17.3%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.7%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	119,136	$3,643
Verizon Communications, Inc.	910,990	49,512
		53,155
Entertainment - 2.1%
Cinemark Holdings, Inc.	305,600	11,610
The Walt Disney Co.	155,600	20,545
		32,155
Media - 6.2%
Comcast Corp. Class A	1,121,200	45,969
Informa PLC	1,219,872	11,977
Interpublic Group of Companies, Inc.	680,600	14,442
Omnicom Group, Inc.	288,600	22,326
		94,714

TOTAL COMMUNICATION SERVICES		180,024

CONSUMER DISCRETIONARY - 3.5%
Automobiles - 0.5%
Subaru Corp.	340,500	7,868
Hotels, Restaurants & Leisure - 1.3%
Six Flags Entertainment Corp.	181,900	8,979
Wyndham Destinations, Inc.	266,800	10,613
		19,592
Household Durables - 0.4%
Whirlpool Corp.	55,300	6,353
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	52,800	1,442
Textiles, Apparel & Luxury Goods - 1.2%
Rattler Midstream LP	83,900	1,571
Tapestry, Inc.	570,400	16,291
		17,862

TOTAL CONSUMER DISCRETIONARY		53,117

CONSUMER STAPLES - 8.6%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	184,905	10,166
Food & Staples Retailing - 1.0%
Kroger Co.	418,900	9,555
Sysco Corp.	74,200	5,106
		14,661
Food Products - 2.4%
General Mills, Inc.	375,940	18,586
The J.M. Smucker Co.	145,400	17,675
		36,261
Household Products - 0.8%
Reckitt Benckiser Group PLC	161,800	12,987
Personal Products - 0.6%
Unilever NV (NY Reg.)	164,800	9,908
Tobacco - 3.1%
Altria Group, Inc.	238,600	11,706
British American Tobacco PLC sponsored ADR	873,101	30,270
Imperial Tobacco Group PLC	264,898	6,413
		48,389

TOTAL CONSUMER STAPLES		132,372

ENERGY - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
BP PLC sponsored ADR	432,400	17,607
Chevron Corp.	501,169	57,062
Enterprise Products Partners LP	694,100	19,358
Suncor Energy, Inc.	412,300	12,705
Targa Resources Corp.	101,000	3,884
The Williams Companies, Inc.	894,050	23,585
Valero Energy Corp.	199,200	14,024
		148,225
FINANCIALS - 20.5%
Banks - 9.8%
Bank of America Corp.	1,121,000	29,819
Bank OZK	337,800	9,762
BB&T Corp.	261,700	12,234
First Hawaiian, Inc.	255,600	6,362
Huntington Bancshares, Inc.	992,300	12,553
JPMorgan Chase & Co.	40,857	4,329
PNC Financial Services Group, Inc.	184,000	23,416
Wells Fargo & Co.	1,173,850	52,084
		150,559
Capital Markets - 3.2%
Apollo Global Management LLC Class A	653,800	19,228
Lazard Ltd. Class A	331,500	10,330
Northern Trust Corp.	117,500	10,049
OM Asset Management Ltd.	125,300	1,346
State Street Corp.	151,799	8,387
		49,340
Consumer Finance - 1.9%
Capital One Financial Corp.	230,700	19,810
Synchrony Financial	272,800	9,174
		28,984
Insurance - 4.6%
Chubb Ltd.	215,384	31,461
FNF Group	236,900	9,132
Principal Financial Group, Inc.	189,200	9,757
The Travelers Companies, Inc.	141,300	20,569
		70,919
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	528,500	8,667
Starwood Property Trust, Inc.	288,000	6,350
		15,017

TOTAL FINANCIALS		314,819

HEALTH CARE - 14.5%
Biotechnology - 1.0%
Amgen, Inc.	90,349	15,061
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	58,500	13,656
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.	152,100	11,843
Anthem, Inc.	19,500	5,421
CVS Health Corp.	315,036	16,498
McKesson Corp.	117,000	14,290
Quest Diagnostics, Inc.	135,900	13,034
UnitedHealth Group, Inc.	130,900	31,652
		92,738
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	524,100	23,778
GlaxoSmithKline PLC	663,000	12,800
Johnson & Johnson	229,418	30,088
Roche Holding AG (participation certificate)	55,020	14,451
Sanofi SA sponsored ADR	481,000	19,447
		100,564

TOTAL HEALTH CARE		222,019

INDUSTRIALS - 9.0%
Aerospace & Defense - 5.4%
General Dynamics Corp.	229,100	36,844
Northrop Grumman Corp.	17,000	5,155
United Technologies Corp.	322,607	40,745
		82,744
Industrial Conglomerates - 1.2%
General Electric Co.	1,979,854	18,690
Machinery - 1.5%
Allison Transmission Holdings, Inc.	98,000	4,056
Deere & Co.	58,200	8,158
Stanley Black & Decker, Inc.	89,900	11,437
		23,651
Professional Services - 0.7%
Intertrust NV (e)	537,600	10,186
Road & Rail - 0.2%
Union Pacific Corp.	22,000	3,669

TOTAL INDUSTRIALS		138,940

INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.	92,853	4,831
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	98,230	8,274
IT Services - 4.2%
Amdocs Ltd.	465,100	27,636
Capgemini SA	156,800	17,534
Cognizant Technology Solutions Corp. Class A	180,900	11,203
Sabre Corp.	397,000	8,051
		64,424
Semiconductors & Semiconductor Equipment - 0.4%
Qualcomm, Inc.	88,589	5,920
Software - 1.2%
Citrix Systems, Inc.	41,500	3,906
Microsoft Corp.	120,138	14,859
		18,765
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	29,400	5,147

TOTAL INFORMATION TECHNOLOGY		107,361

MATERIALS - 3.8%
Chemicals - 1.7%
Dow, Inc. (a)	131,866	6,166
DowDuPont, Inc.	516,800	15,773
Westlake Chemical Corp.	67,400	3,861
		25,800
Containers & Packaging - 2.1%
Graphic Packaging Holding Co.	1,317,400	17,126
Silgan Holdings, Inc.	197,900	5,737
WestRock Co.	287,500	9,373
		32,236

TOTAL MATERIALS		58,036

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Brandywine Realty Trust (SBI)	693,400	10,477
CorePoint Lodging, Inc.	213,000	2,582
Corporate Office Properties Trust (SBI)	313,400	8,725
Potlatch Corp.	365,000	12,282
SL Green Realty Corp.	141,300	12,152
VEREIT, Inc.	1,728,000	15,345
		61,563
UTILITIES - 5.9%
Electric Utilities - 4.3%
Duke Energy Corp.	286,000	24,484
Exelon Corp.	593,300	28,526
PPL Corp.	464,000	13,809
		66,819
Independent Power and Renewable Electricity Producers - 0.4%
NRG Yield, Inc. Class C	377,200	5,658
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	634,400	18,042

TOTAL UTILITIES		90,519

TOTAL COMMON STOCKS
(Cost $1,476,402)		1,506,995

Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875%	1,300	127
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Fortive Corp. Series A, 5.00%	70	69
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. 7.00%	3,200	307
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $492)		503
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Twitter, Inc. 0.25% 6/15/24 (e)	50	49
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26	397	365
Liberty Media Corp. 1.375% 10/15/23	209	229
		594
TOTAL COMMUNICATION SERVICES		643
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Corp. 5% 10/1/24	333	472
Sea Ltd. 2.25% 7/1/23 (e)	40	64
		536
Internet & Direct Marketing Retail - 0.0%
MercadoLibre, Inc. 2% 8/15/28 (e)	85	124
TOTAL CONSUMER DISCRETIONARY		660
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers, Inc. 3% 5/15/22	328	317
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Okta, Inc. 0.25% 2/15/23	17	41
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 2.125% 9/1/26	26	91
Microchip Technology, Inc. 1.625% 2/15/25	23	37
Micron Technology, Inc. 3.125% 5/1/32	29	95
NXP Semiconductors NV 1% 12/1/19	31	32
ON Semiconductor Corp. 1.625% 10/15/23	54	61
Teradyne, Inc. 1.25% 12/15/23	13	19
		335
Software - 0.1%
Atlassian, Inc. 0.625% 5/1/23	44	72
Coupa Software, Inc. 0.375% 1/15/23 (e)	14	35
FireEye, Inc. 0.875% 6/1/24 (e)	29	28
New Relic, Inc. 0.5% 5/1/23	28	32
Nutanix, Inc. 0% 1/15/23	29	28
Palo Alto Networks, Inc. 0.75% 7/1/23 (e)	29	30
ServiceNow, Inc. 0% 6/1/22	35	69
Splunk, Inc. 1.125% 9/15/25 (e)	35	37
Workday, Inc. 0.25% 10/1/22	55	82
		413
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp. 1.5% 2/1/24 (e)	42	36
TOTAL INFORMATION TECHNOLOGY		825

TOTAL CONVERTIBLE BONDS		2,445

Nonconvertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Sprint Capital Corp. 6.875% 11/15/28	90	94
Entertainment - 0.1%
Viacom, Inc. 6.25% 2/28/57 (f)	310	315
Media - 0.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (e)	15	15
TOTAL COMMUNICATION SERVICES		424
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
CF Industries Holdings, Inc. 4.95% 6/1/43	75	64
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (e)	220	232
		296
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. 8% 12/15/22 (e)	85	59
Comstock Escrow Corp. 9.75% 8/15/26	55	42
Southwestern Energy Co. 4.1% 3/15/22	145	138
		239
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (e)(f)	105	106

TOTAL NONCONVERTIBLE BONDS		1,065

TOTAL CORPORATE BONDS
(Cost $3,383)		3,510

Bank Loan Obligations - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 11/14/22 (f)(g)	184	180
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4385% 9/25/24 (f)(g)	304	296

TOTAL CONSUMER DISCRETIONARY		476

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8031% 12/31/21 (f)(g)	80	81
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1781% 12/31/22 (f)(g)	35	33
		114
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 2/27/25 (f)(g)	250	247
TOTAL BANK LOAN OBLIGATIONS
(Cost $849)		837

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Citigroup, Inc. 5.9% (f)(h)	95	99
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 5% (f)(h)	70	67
TOTAL PREFERRED SECURITIES
(Cost $146)		166
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(i)
(Cost $5,865)	4,524,529	2,959

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.41% (j)
(Cost $21,156)	21,151,337	21,156
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,508,293)		1,536,126
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(974)
NET ASSETS - 100%		$1,535,152

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,401,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,001,000 or 0.7% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$5,865

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$154
Fidelity Securities Lending Cash Central Fund	2
Total	$156

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$180,024	$180,024	$--	$--
Consumer Discretionary	53,117	43,807	7,868	1,442
Consumer Staples	132,499	119,385	13,114	--
Energy	148,225	148,225	--	--
Financials	314,819	314,819	--	--
Health Care	222,019	194,768	27,251	--
Industrials	139,009	138,940	69	--
Information Technology	107,361	107,361	--	--
Materials	58,036	58,036	--	--
Real Estate	61,563	61,563	--	--
Utilities	90,826	90,519	307	--
Corporate Bonds	3,510	--	3,510	--
Bank Loan Obligations	837	--	837	--
Preferred Securities	166	--	166	--
Other	2,959	--	--	2,959
Money Market Funds	21,156	21,156	--	--
Total Investments in Securities:	$1,536,126	$1,478,603	$53,122	$4,401

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.7%
United Kingdom	6.1%
Switzerland	3.6%
France	2.5%
Bailiwick of Guernsey	1.8%
Netherlands	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,487,137)	$1,514,970
Fidelity Central Funds (cost $21,156)	21,156
Total Investment in Securities (cost $1,508,293)		$1,536,126
Restricted cash		199
Receivable for investments sold		10,273
Receivable for fund shares sold		180
Dividends receivable		5,373
Interest receivable		38
Distributions receivable from Fidelity Central Funds		42
Other receivables		88
Total assets		1,552,319
Liabilities
Payable for investments purchased	$13,561
Payable for fund shares redeemed	2,150
Accrued management fee	584
Distribution and service plan fees payable	471
Other affiliated payables	297
Other payables and accrued expenses	104
Total liabilities		17,167
Net Assets		$1,535,152
Net Assets consist of:
Paid in capital		$1,456,219
Total distributable earnings (loss)		78,933
Net Assets		$1,535,152
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($611,971 ÷ 22,798.6 shares)(a)		$26.84
Maximum offering price per share (100/94.25 of $26.84)		$28.48
Class M:
Net Asset Value and redemption price per share ($606,940 ÷ 22,033.2 shares)(a)		$27.55
Maximum offering price per share (100/96.50 of $27.55)		$28.55
Class C:
Net Asset Value and offering price per share ($83,614 ÷ 3,084.5 shares)(a)		$27.11
Class I:
Net Asset Value, offering price and redemption price per share ($207,929 ÷ 7,354.2 shares)		$28.27
Class Z:
Net Asset Value, offering price and redemption price per share ($24,698 ÷ 874.3 shares)		$28.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$26,714
Interest		91
Income from Fidelity Central Funds		156
Total income		26,961
Expenses
Management fee	$3,505
Transfer agent fees	1,510
Distribution and service plan fees	2,950
Accounting and security lending fees	248
Custodian fees and expenses	22
Independent trustees' fees and expenses	4
Registration fees	50
Audit	38
Legal	4
Miscellaneous	7
Total expenses before reductions	8,338
Expense reductions	(26)
Total expenses after reductions		8,312
Net investment income (loss)		18,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,777
Fidelity Central Funds	2
Foreign currency transactions	(14)
Total net realized gain (loss)		50,765
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(101,178)
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		(101,173)
Net gain (loss)		(50,408)
Net increase (decrease) in net assets resulting from operations		$(31,759)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,649	$36,394
Net realized gain (loss)	50,765	198,641
Change in net unrealized appreciation (depreciation)	(101,173)	(220,264)
Net increase (decrease) in net assets resulting from operations	(31,759)	14,771
Distributions to shareholders	(196,742)	(201,687)
Share transactions - net increase (decrease)	66,545	(62,649)
Total increase (decrease) in net assets	(161,956)	(249,565)
Net Assets
Beginning of period	1,697,108	1,946,673
End of period	$1,535,152	$1,697,108

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Equity Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$31.53	$34.96	$32.05	$31.10	$34.44	$31.60
Income from Investment Operations
Net investment income (loss)A	.34	.68	.62	.59	.92	.84B
Net realized and unrealized gain (loss)	(1.27)	(.37)C	3.32	3.13	(2.15)	2.67
Total from investment operations	(.93)	.31	3.94	3.72	(1.23)	3.51
Distributions from net investment income	(.35)	(.78)	(.58)D	(.66)	(.98)	(.64)
Distributions from net realized gain	(3.41)	(2.95)	(.46)D	(2.11)	(1.14)	(.04)
Total distributions	(3.76)	(3.74)E	(1.03)F	(2.77)	(2.11)G	(.67)H
Net asset value, end of period	$26.84	$31.53	$34.96	$32.05	$31.10	$34.44
Total ReturnI,J,K	(1.82)%	.77%C	12.55%	13.52%	(3.61)%	11.28%
Ratios to Average Net AssetsL,M
Expenses before reductions	.93%N	.93%	.94%	.95%	.95%	.96%
Expenses net of fee waivers, if any	.93%N	.93%	.94%	.95%	.95%	.96%
Expenses net of all reductions	.93%N	.91%	.93%	.95%	.94%	.95%
Net investment income (loss)	2.45%N	2.11%	1.88%	2.01%	2.85%	2.55%B
Supplemental Data
Net assets, end of period (in millions)	$612	$609	$686	$703	$688	$794
Portfolio turnover rateO	43%N	59%	48%	36%	53%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.21%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .64%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $3.74 per share is comprised of distributions from net investment income of $.783 and distributions from net realized gain of $2.952 per share.

 F Total distributions of $1.03 per share is comprised of distributions from net investment income of $.577 and distributions from net realized gain of $.456 per share.

 G Total distributions of $2.11 per share is comprised of distributions from net investment income of $.975 and distributions from net realized gain of $1.136 per share.

 H Total distributions of $.67 per share is comprised of distributions from net investment income of $.636 and distributions from net realized gain of $.038 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Total returns do not include the effect of the sales charges.

 L Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 N Annualized

 O Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$32.24	$35.65	$32.66	$31.64	$34.99	$32.09
Income from Investment Operations
Net investment income (loss)A	.31	.62	.56	.53	.86	.78B
Net realized and unrealized gain (loss)	(1.29)	(.38)C	3.38	3.19	(2.18)	2.72
Total from investment operations	(.98)	.24	3.94	3.72	(1.32)	3.50
Distributions from net investment income	(.31)	(.70)	(.50)D	(.59)	(.89)	(.56)
Distributions from net realized gain	(3.41)	(2.95)	(.46)D	(2.11)	(1.14)	(.04)
Total distributions	(3.71)E	(3.65)	(.95)F	(2.70)	(2.03)	(.60)
Net asset value, end of period	$27.55	$32.24	$35.65	$32.66	$31.64	$34.99
Total ReturnG,H,I	(1.92)%	.56%C	12.29%	13.24%	(3.83)%	11.04%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.17%L	1.16%	1.17%	1.18%	1.18%	1.18%
Expenses net of fee waivers, if any	1.17%L	1.16%	1.17%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.16%L	1.15%	1.17%	1.18%	1.17%	1.18%
Net investment income (loss)	2.21%L	1.88%	1.64%	1.78%	2.62%	2.33%B
Supplemental Data
Net assets, end of period (in millions)	$607	$662	$775	$787	$813	$974
Portfolio turnover rateM	43%L	59%	48%	36%	53%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .43%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $3.71 per share is comprised of distributions from net investment income of $.307 and distributions from net realized gain of $3.407 per share.

 F Total distributions of $.95 per share is comprised of distributions from net investment income of $.495 and distributions from net realized gain of $.456 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$31.73	$35.15	$32.21	$31.24	$34.57	$31.73
Income from Investment Operations
Net investment income (loss)A	.23	.44	.37	.37	.68	.59B
Net realized and unrealized gain (loss)	(1.27)	(.39)C	3.35	3.14	(2.15)	2.69
Total from investment operations	(1.04)	.05	3.72	3.51	(1.47)	3.28
Distributions from net investment income	(.18)	(.52)	(.32)D	(.43)	(.72)	(.40)
Distributions from net realized gain	(3.41)	(2.95)	(.46)D	(2.11)	(1.14)	(.04)
Total distributions	(3.58)E	(3.47)	(.78)	(2.54)	(1.86)	(.44)
Net asset value, end of period	$27.11	$31.73	$35.15	$32.21	$31.24	$34.57
Total ReturnF,G,H	(2.17)%	(.01)%C	11.72%	12.63%	(4.34)%	10.44%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.71%K	1.70%	1.70%	1.72%	1.72%	1.72%
Expenses net of fee waivers, if any	1.71%K	1.69%	1.70%	1.72%	1.71%	1.72%
Expenses net of all reductions	1.71%K	1.68%	1.70%	1.71%	1.71%	1.71%
Net investment income (loss)	1.66%K	1.34%	1.11%	1.24%	2.09%	1.79%B
Supplemental Data
Net assets, end of period (in millions)	$84	$160	$195	$198	$187	$214
Portfolio turnover rateL	43%K	59%	48%	36%	53%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.45%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (.14)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $3.58 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $3.407 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$32.99	$36.40	$33.31	$32.21	$35.59	$32.62
Income from Investment Operations
Net investment income (loss)A	.39	.80	.74	.69	1.04	.95B
Net realized and unrealized gain (loss)	(1.32)	(.39)C	3.46	3.26	(2.23)	2.77
Total from investment operations	(.93)	.41	4.20	3.95	(1.19)	3.72
Distributions from net investment income	(.38)	(.87)	(.65)D	(.74)	(1.06)	(.72)
Distributions from net realized gain	(3.41)	(2.95)	(.46)D	(2.11)	(1.14)	(.04)
Total distributions	(3.79)	(3.82)	(1.11)	(2.85)	(2.19)E	(.75)F
Net asset value, end of period	$28.27	$32.99	$36.40	$33.31	$32.21	$35.59
Total ReturnG,H	(1.71)%	1.05%C	12.86%	13.82%	(3.37)%	11.59%
Ratios to Average Net AssetsI,J
Expenses before reductions	.68%K	.67%	.68%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.67%K	.67%	.68%	.69%	.69%	.70%
Expenses net of all reductions	.67%K	.66%	.68%	.68%	.69%	.70%
Net investment income (loss)	2.70%K	2.37%	2.14%	2.27%	3.11%	2.81%B
Supplemental Data
Net assets, end of period (in millions)	$208	$243	$269	$439	$428	$496
Portfolio turnover rateL	43%K	59%	48%	36%	53%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .92%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $2.19 per share is comprised of distributions from net investment income of $1.058 and distributions from net realized gain of $1.136 per share.

 F Total distributions of $.75 per share is comprised of distributions from net investment income of $.716 and distributions from net realized gain of $.038 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$32.96	$36.38	$33.30	$32.21	$35.59	$32.63
Income from Investment Operations
Net investment income (loss)A	.41	.85	.79	.74	1.08	1.03B
Net realized and unrealized gain (loss)	(1.31)	(.40)C	3.46	3.24	(2.21)	2.74
Total from investment operations	(.90)	.45	4.25	3.98	(1.13)	3.77
Distributions from net investment income	(.40)	(.91)	(.71)D	(.79)	(1.11)	(.78)
Distributions from net realized gain	(3.41)	(2.95)	(.46)D	(2.11)	(1.14)	(.04)
Total distributions	(3.81)	(3.87)E	(1.17)	(2.89)F	(2.25)	(.81)G
Net asset value, end of period	$28.25	$32.96	$36.38	$33.30	$32.21	$35.59
Total ReturnH,I	(1.60)%	1.16%C	13.02%	13.96%	(3.20)%	11.75%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.53%L	.53%	.54%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.53%L	.53%	.53%	.54%	.54%	.54%
Expenses net of all reductions	.53%L	.52%	.53%	.53%	.53%	.54%
Net investment income (loss)	2.85%L	2.51%	2.28%	2.42%	3.26%	2.97%B
Supplemental Data
Net assets, end of period (in millions)	$25	$22	$23	$15	$14	$4
Portfolio turnover rateM	43%L	59%	48%	36%	53%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.62%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 1.03%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $3.87 per share is comprised of distributions from net investment income of $.914 and distributions from net realized gain of $2.952 per share.

 F Total distributions of $2.89 per share is comprised of distributions from net investment income of $.788 and distributions from net realized gain of $2.106 per share.

 G Total distributions of $.81 per share is comprised of distributions from net investment income of $.775 and distributions from net realized gain of $.038 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $59 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$168,348
Gross unrealized depreciation	(147,495)
Net unrealized appreciation (depreciation)	$20,853
Tax cost	$1,515,273

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $3,158 in this Subsidiary, representing .21% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $338,947 and $455,395, respectively

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$750	$14
Class M	.25%	.25%	1,569	20
Class C	.75%	.25%	631	41
			$2,950	$75

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$38
Class M	11
Class C(a)	2
$51

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$588.20
Class M	569.18
Class C	138.22
Class I	209.19
Class Z	6.05
	$1,510

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Class A	$72,524	$73,142
Class M	75,907	78,843
Class C	17,707	19,047
Class I	28,007	27,992
Class Z	2,597	2,663
Total	$196,742	$201,687

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
Class A
Shares sold	2,890	1,364	$79,234	$44,044
Reinvestment of distributions	2,777	2,152	68,358	69,531
Shares redeemed	(2,184)	(3,817)	(59,515)	(123,111)
Net increase (decrease)	3,483	(301)	$88,077	$(9,536)
Class M
Shares sold	942	1,528	$26,475	$50,532
Reinvestment of distributions	2,952	2,346	74,497	77,501
Shares redeemed	(2,405)	(5,063)	(67,079)	(166,867)
Net increase (decrease)	1,489	(1,189)	$33,893	$(38,834)
Class C
Shares sold	302	345	$8,118	$11,204
Reinvestment of distributions	691	547	17,081	17,821
Shares redeemed	(2,950)	(1,391)	(81,860)	(45,224)
Net increase (decrease)	(1,957)	(499)	$(56,661)	$(16,199)
Class I
Shares sold	962	1,108	$27,246	$37,371
Reinvestment of distributions	938	755	24,278	25,471
Shares redeemed	(1,924)	(1,870)	(55,445)	(63,128)
Net increase (decrease)	(24)	(7)	$(3,921)	$(286)
Class Z
Shares sold	360	292	$10,222	$10,001
Reinvestment of distributions	91	75	2,349	2,537
Shares redeemed	(254)	(309)	(7,414)	(10,332)
Net increase (decrease)	197	58	$5,157	$2,206

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Class A	.93%
Actual		$1,000.00	$981.80	$4.60
Hypothetical-C		$1,000.00	$1,020.29	$4.68
Class M	1.17%
Actual		$1,000.00	$980.80	$5.78
Hypothetical-C		$1,000.00	$1,019.10	$5.89
Class C	1.71%
Actual		$1,000.00	$978.30	$8.43
Hypothetical-C		$1,000.00	$1,016.40	$8.60
Class I	.67%
Actual		$1,000.00	$982.90	$3.31
Hypothetical-C		$1,000.00	$1,021.59	$3.38
Class Z	.53%
Actual		$1,000.00	$984.00	$2.62
Hypothetical-C		$1,000.00	$1,022.29	$2.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Equity Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had a portfolio manager change in April 2017 and January 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Equity Income Fund

2018 Total Return % vs. Lipper Equity Income Funds Objective and Russell 3000 Value:

75% beaten
25% beaten
Benchmark
Class I
Class C
12.00
10.00
8.00
6.00
4.00
11.02
7.25
6.36
5.97
4.86
1 Year
35.0
30.0
25.0
20.0
15.0
33.1
27.6
23.4
22.5
19.7
3 Year
70.0
65.0
60.0
55.0
50.0
45.0
40.0
66.0
64.0
51.1
51.5
43.6
5 Year

% Beaten

Class A	21%	25%	19%
Class C	13%	17%	8%
Class I	22%	29%	25%
Class M	18%	22%	15%
Class Z	23%	30%	-

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Equity Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

EPI-SANN-0719
1.704674.121

Fidelity Advisor® Equity Growth Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Microsoft Corp.	7.8
Amazon.com, Inc.	6.1
Alphabet, Inc. Class A	5.1
Visa, Inc. Class A	3.8
Adobe, Inc.	2.8
American Tower Corp.	2.6
PayPal Holdings, Inc.	2.4
Apple, Inc.	2.1
Salesforce.com, Inc.	1.9
CME Group, Inc.	1.5
36.1

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	35.4
Health Care	15.2
Consumer Discretionary	14.6
Industrials	8.9
Communication Services	7.9

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks	99.1%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 12.3%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.9%
Entertainment - 0.5%
Electronic Arts, Inc. (a)	164,445	$15,307
Interactive Media & Services - 7.2%
Alphabet, Inc. Class A (a)	142,350	157,510
Facebook, Inc. Class A (a)	238,200	42,273
Tencent Holdings Ltd.	490,800	20,465
		220,248
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	261,153	4,936

TOTAL COMMUNICATION SERVICES		240,491

CONSUMER DISCRETIONARY - 14.6%
Automobiles - 0.2%
Ferrari NV	47,800	6,836
Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc. (a)	181,800	21,791
Laureate Education, Inc. Class A (a)	929,800	14,933
		36,724
Hotels, Restaurants & Leisure - 2.3%
Domino's Pizza, Inc.	56,100	15,680
McDonald's Corp.	132,600	26,291
Wingstop, Inc.	143,900	11,466
Yum! Brands, Inc.	160,900	16,468
		69,905
Household Durables - 1.2%
Blu Homes, Inc. (a)(b)(c)	12,123,162	21
D.R. Horton, Inc.	403,800	17,266
NVR, Inc. (a)	6,340	20,298
		37,585
Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	139,300	20,792
Amazon.com, Inc. (a)	104,200	184,962
Pinduoduo, Inc. ADR (d)	230,900	4,484
		210,238
Specialty Retail - 2.0%
Five Below, Inc. (a)	49,300	6,346
Floor & Decor Holdings, Inc. Class A (a)	140,300	4,983
Ross Stores, Inc.	261,400	24,308
Ulta Beauty, Inc. (a)	76,000	25,337
		60,974
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy - Louis Vuitton SA	61,377	23,160

TOTAL CONSUMER DISCRETIONARY		445,422

CONSUMER STAPLES - 3.7%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	400	71
Fever-Tree Drinks PLC	268,488	9,009
Kweichow Moutai Co. Ltd. (A Shares)	79,213	10,210
Pernod Ricard SA	56,700	9,995
Pernod Ricard SA ADR	236,400	8,333
		37,618
Food Products - 0.2%
The Simply Good Foods Co. (a)	254,700	5,474
Household Products - 1.6%
Energizer Holdings, Inc.	430,000	17,596
Procter & Gamble Co.	308,500	31,748
		49,344
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	133,000	21,417

TOTAL CONSUMER STAPLES		113,853

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy, Inc. (a)	684,500	43,247
Reliance Industries Ltd.	1,116,061	21,317
		64,564
FINANCIALS - 5.2%
Banks - 2.1%
First Republic Bank	234,600	22,761
HDFC Bank Ltd.	68,446	2,389
HDFC Bank Ltd. sponsored ADR	162,000	20,114
M&T Bank Corp.	125,300	19,998
Metro Bank PLC (a)(d)	50,300	435
		65,697
Capital Markets - 3.0%
Charles Schwab Corp.	726,400	30,226
CME Group, Inc.	238,754	45,869
HDFC Asset Management Co. Ltd. (e)	29,400	748
JMP Group, Inc.	141,100	550
MSCI, Inc.	6,700	1,474
The Blackstone Group LP	318,300	12,048
Tradeweb Markets, Inc. Class A	14,400	649
		91,564
Diversified Financial Services - 0.1%
Prosegur Cash SA (e)	857,500	1,611

TOTAL FINANCIALS		158,872

HEALTH CARE - 15.1%
Biotechnology - 3.6%
AC Immune SA (a)	244,700	1,238
Acceleron Pharma, Inc. (a)	94,100	3,754
Affimed NV (a)(d)	351,408	1,068
Aimmune Therapeutics, Inc. (a)(d)	208,300	4,076
Alexion Pharmaceuticals, Inc. (a)	121,000	13,755
Atara Biotherapeutics, Inc. (a)	79,800	1,772
Biogen, Inc. (a)	70,500	15,460
Calyxt, Inc. (a)	182,400	2,316
Cytokinetics, Inc. (a)	270,110	2,801
Gamida Cell Ltd. (a)	67,000	476
Immunomedics, Inc. (a)	939,500	12,279
Insmed, Inc. (a)	741,220	17,945
Prothena Corp. PLC (a)	166,900	1,556
Rubius Therapeutics, Inc.	32,000	463
Vertex Pharmaceuticals, Inc. (a)	195,364	32,466
		111,425
Health Care Equipment & Supplies - 6.3%
Alcon, Inc. (a)	121,010	7,038
Alcon, Inc. (a)	215,480	12,537
Align Technology, Inc. (a)	55,700	15,838
Becton, Dickinson & Co.	151,100	35,273
Boston Scientific Corp. (a)	1,037,200	39,839
Danaher Corp.	191,814	25,321
Intuitive Surgical, Inc. (a)	86,800	40,349
Penumbra, Inc. (a)	35,900	5,123
ResMed, Inc.	94,300	10,762
		192,080
Health Care Providers & Services - 0.8%
Guardant Health, Inc.	20,700	1,591
National Vision Holdings, Inc. (a)	259,600	7,069
Neuronetics, Inc.	47,800	551
UnitedHealth Group, Inc.	60,500	14,629
		23,840
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	95,500	14,735
Life Sciences Tools & Services - 1.4%
Avantor, Inc.	467,300	8,178
Bio-Techne Corp.	1,700	337
Codexis, Inc. (a)	143,400	2,596
Mettler-Toledo International, Inc. (a)	20,900	15,113
Thermo Fisher Scientific, Inc.	59,300	15,832
		42,056
Pharmaceuticals - 2.5%
Allergan PLC	164,700	20,079
AstraZeneca PLC sponsored ADR	1,130,500	42,258
Mallinckrodt PLC (a)(d)	282,300	2,453
Perrigo Co. PLC	313,500	13,173
		77,963

TOTAL HEALTH CARE		462,099

INDUSTRIALS - 8.9%
Aerospace & Defense - 0.4%
TransDigm Group, Inc. (a)	31,677	13,968
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	367,400	26,262
Electrical Equipment - 1.7%
AMETEK, Inc.	283,800	23,240
Fortive Corp.	368,407	28,054
		51,294
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	47,569	16,360
Machinery - 2.2%
Allison Transmission Holdings, Inc.	267,200	11,059
Chart Industries, Inc. (a)	39,800	3,050
Deere & Co.	129,700	18,180
Gardner Denver Holdings, Inc. (a)	920,800	31,280
Lincoln Electric Holdings, Inc.	38,700	2,939
		66,508
Professional Services - 2.0%
Equifax, Inc.	151,000	18,256
IHS Markit Ltd. (a)	299,300	17,177
TransUnion Holding Co., Inc.	387,600	25,403
		60,836
Road & Rail - 1.2%
Norfolk Southern Corp.	100,700	19,651
Uber Technologies, Inc.	485,012	17,639
		37,290

TOTAL INDUSTRIALS		272,518

INFORMATION TECHNOLOGY - 35.4%
Electronic Equipment & Components - 0.3%
Zebra Technologies Corp. Class A (a)	56,800	9,738
IT Services - 10.9%
Adyen BV (e)	6,100	4,912
Broadridge Financial Solutions, Inc.	15,600	1,948
Elastic NV	3,100	254
Fiserv, Inc. (a)	319,600	27,441
GoDaddy, Inc. (a)	241,600	17,975
GreenSky, Inc. Class A (d)	654,800	7,255
MasterCard, Inc. Class A	111,400	28,016
Okta, Inc. (a)	56,600	6,408
PayPal Holdings, Inc. (a)	660,200	72,457
Shopify, Inc. Class A (a)	78,700	21,651
VeriSign, Inc. (a)	143,700	28,019
Visa, Inc. Class A	727,132	117,308
		333,644
Semiconductors & Semiconductor Equipment - 4.8%
ASML Holding NV	113,600	21,362
Broadcom, Inc.	37,700	9,487
Cree, Inc. (a)	112,400	6,198
Marvell Technology Group Ltd.	172,100	3,838
NVIDIA Corp.	190,700	25,832
NXP Semiconductors NV	398,700	35,149
Qualcomm, Inc.	515,300	34,432
Semtech Corp. (a)	256,500	10,216
		146,514
Software - 17.3%
Adobe, Inc. (a)	315,300	85,415
Autodesk, Inc. (a)	177,600	28,578
Black Knight, Inc. (a)	347,800	19,717
DocuSign, Inc. (a)	209,300	11,733
Intuit, Inc.	142,000	34,769
Microsoft Corp.	1,922,400	237,759
Parametric Technology Corp. (a)	165,900	13,946
Salesforce.com, Inc. (a)	371,592	56,263
SolarWinds, Inc. (a)(d)	896,600	15,691
Splunk, Inc. (a)	134,600	15,343
Upwork, Inc.	7,700	115
Zscaler, Inc. (a)	105,300	7,227
		526,556
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	364,800	63,866

TOTAL INFORMATION TECHNOLOGY		1,080,318

MATERIALS - 2.1%
Chemicals - 1.7%
DowDuPont, Inc.	568,400	17,348
Sherwin-Williams Co.	41,400	17,365
The Chemours Co. LLC	754,200	15,906
		50,619
Containers & Packaging - 0.4%
Aptargroup, Inc.	102,100	11,565

TOTAL MATERIALS		62,184

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
American Tower Corp.	374,700	78,226
Crown Castle International Corp.	248,900	32,359
SBA Communications Corp. Class A (a)	42,300	9,154
		119,739
TOTAL COMMON STOCKS
(Cost $2,089,350)		3,020,060

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (a)(b)(c)	13,034	4,219
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	105,425	102

TOTAL CONVERTIBLE PREFERRED STOCKS		4,321

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	713,850	6,353
TOTAL PREFERRED STOCKS
(Cost $9,520)		10,674

Money Market Funds - 1.0%
Fidelity Cash Central Fund 2.41% (f)	12,591,414	12,594
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	16,556,137	16,558
TOTAL MONEY MARKET FUNDS
(Cost $29,152)		29,152
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,128,022)		3,059,886
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(6,835)
NET ASSETS - 100%		$3,053,051

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,342,000 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,271,000 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$190
BioNTech AG Series A	12/29/17	$2,855
Blu Homes, Inc.	6/21/13	$4,044

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$174
Fidelity Securities Lending Cash Central Fund	33
Total	$207

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$240,491	$220,026	$20,465	$--
Consumer Discretionary	445,422	422,241	23,160	21
Consumer Staples	113,853	113,853	--	--
Energy	64,564	64,564	--	--
Financials	165,225	162,836	2,389	--
Health Care	466,318	462,099	--	4,219
Industrials	272,518	254,879	17,639	--
Information Technology	1,080,420	1,080,318	--	102
Materials	62,184	62,184	--	--
Real Estate	119,739	119,739	--	--
Money Market Funds	29,152	29,152	--	--
Total Investments in Securities:	$3,059,886	$2,991,891	$63,653	$4,342

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
Netherlands	2.3%
United Kingdom	1.7%
Cayman Islands	1.5%
India	1.5%
France	1.4%
Ireland	1.2%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,684) — See accompanying schedule: Unaffiliated issuers (cost $2,098,870)	$3,030,734
Fidelity Central Funds (cost $29,152)	29,152
Total Investment in Securities (cost $2,128,022)		$3,059,886
Cash		11
Receivable for investments sold		35,062
Receivable for fund shares sold		3,839
Dividends receivable		2,635
Distributions receivable from Fidelity Central Funds		18
Prepaid expenses		1
Other receivables		127
Total assets		3,101,579
Liabilities
Payable for investments purchased	$25,529
Payable for fund shares redeemed	3,274
Accrued management fee	1,442
Distribution and service plan fees payable	860
Other affiliated payables	563
Other payables and accrued expenses	307
Collateral on securities loaned	16,553
Total liabilities		48,528
Net Assets		$3,053,051
Net Assets consist of:
Paid in capital		$1,959,412
Total distributable earnings (loss)		1,093,639
Net Assets		$3,053,051
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($957,800 ÷ 82,921 shares)(a)		$11.55
Maximum offering price per share (100/94.25 of $11.55)		$12.25
Class M:
Net Asset Value and redemption price per share ($1,321,948 ÷ 116,951 shares)(a)		$11.30
Maximum offering price per share (100/96.50 of $11.30)		$11.71
Class C:
Net Asset Value and offering price per share ($94,277 ÷ 9,752 shares)(a)		$9.67
Class I:
Net Asset Value, offering price and redemption price per share ($576,440 ÷ 45,168 shares)		$12.76
Class Z:
Net Asset Value, offering price and redemption price per share ($102,586 ÷ 7,975 shares)		$12.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$13,188
Income from Fidelity Central Funds		207
Total income		13,395
Expenses
Management fee	$8,473
Transfer agent fees	2,772
Distribution and service plan fees	5,217
Accounting and security lending fees	462
Custodian fees and expenses	35
Independent trustees' fees and expenses	8
Registration fees	62
Audit	33
Legal	8
Interest	16
Miscellaneous	12
Total expenses before reductions	17,098
Expense reductions	(75)
Total expenses after reductions		17,023
Net investment income (loss)		(3,628)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	171,317
Foreign currency transactions	(11)
Total net realized gain (loss)		171,306
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $163)	(24,156)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(24,157)
Net gain (loss)		147,149
Net increase (decrease) in net assets resulting from operations		$143,521

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,628)	$(5,642)
Net realized gain (loss)	171,306	204,053
Change in net unrealized appreciation (depreciation)	(24,157)	53,666
Net increase (decrease) in net assets resulting from operations	143,521	252,077
Distributions to shareholders	(189,976)	(337,553)
Share transactions - net increase (decrease)	(58,756)	111,564
Total increase (decrease) in net assets	(105,211)	26,088
Net Assets
Beginning of period	3,158,262	3,132,174
End of period	$3,053,051	$3,158,262

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Equity Growth Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018 A	2017 A	2016 A	2015 A	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$12.26	$9.61	$9.88	$9.38	$8.09
Income from Investment Operations
Net investment income (loss)B	(.01)	(.01)	(.01)	(.02)	(.01)	(.01)
Net realized and unrealized gain (loss)	.44	.93	3.24	(.01)	.51	1.30
Total from investment operations	.43	.92	3.23	(.03)	.50	1.29
Distributions from net realized gain	(.72)	(1.34)	(.58)	(.24)	–	–
Total distributions	(.72)	(1.34)	(.58)	(.24)	–	–
Net asset value, end of period	$11.55	$11.84	$12.26	$9.61	$9.88	$9.38
Total ReturnC,D,E	4.58%	8.38%	35.72%	(.39)%	5.34%	15.96%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.02%	1.03%	1.05%	1.05%	1.07%
Expenses net of fee waivers, if any	1.01%H	1.01%	1.03%	1.05%	1.05%	1.07%
Expenses net of all reductions	1.01%H	1.01%	1.03%	1.05%	1.04%	1.07%
Net investment income (loss)	(.16)%H	(.09)%	(.12)%	(.25)%	(.13)%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$958	$865	$843	$803	$887	$853
Portfolio turnover rateI	43%H	37%	48%	60%	63%	49%J

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018 A	2017 A	2016 A	2015 A	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$12.05	$9.47	$9.77	$9.29	$8.03
Income from Investment Operations
Net investment income (loss)B	(.02)	(.04)	(.04)	(.04)	(.03)	(.03)
Net realized and unrealized gain (loss)	.43	.91	3.20	(.02)	.51	1.29
Total from investment operations	.41	.87	3.16	(.06)	.48	1.26
Distributions from net realized gain	(.72)	(1.31)	(.58)	(.24)	–	–
Total distributions	(.72)	(1.31)	(.58)	(.24)	–	–
Net asset value, end of period	$11.30	$11.61	$12.05	$9.47	$9.77	$9.29
Total ReturnC,D,E	4.50%	8.07%	35.41%	(.62)%	5.10%	15.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.25%	1.26%	1.28%	1.27%	1.28%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.26%	1.27%	1.27%	1.28%
Expenses net of all reductions	1.25%H	1.24%	1.26%	1.27%	1.27%	1.28%
Net investment income (loss)	(.40)%H	(.32)%	(.36)%	(.48)%	(.36)%	(.29)%
Supplemental Data
Net assets, end of period (in millions)	$1,322	$1,332	$1,353	$1,129	$1,306	$1,368
Portfolio turnover rateI	43%H	37%	48%	60%	63%	49%J

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018 A	2017 A	2016 A	2015 A	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.63	$8.47	$8.80	$8.42	$7.31
Income from Investment Operations
Net investment income (loss)B	(.04)	(.09)	(.08)	(.08)	(.08)	(.07)
Net realized and unrealized gain (loss)	.36	.80	2.82	(.01)	.46	1.18
Total from investment operations	.32	.71	2.74	(.09)	.38	1.11
Distributions from net realized gain	(.72)	(1.27)	(.58)	(.24)	–	–
Total distributions	(.72)	(1.27)	(.58)	(.24)	–	–
Net asset value, end of period	$9.67	$10.07	$10.63	$8.47	$8.80	$8.42
Total ReturnC,D,E	4.27%	7.50%	34.70%	(1.15)%	4.55%	15.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.78%	1.79%	1.81%	1.81%	1.81%
Expenses net of fee waivers, if any	1.79%H	1.78%	1.79%	1.81%	1.81%	1.81%
Expenses net of all reductions	1.79%H	1.77%	1.79%	1.81%	1.80%	1.81%
Net investment income (loss)	(.94)%H	(.85)%	(.89)%	(1.01)%	(.89)%	(.83)%
Supplemental Data
Net assets, end of period (in millions)	$94	$196	$200	$161	$183	$175
Portfolio turnover rateI	43%H	37%	48%	60%	63%	49%J

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018 A	2017 A	2016 A	2015 A	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.98	$13.32	$10.36	$10.61	$10.04	$8.63
Income from Investment Operations
Net investment income (loss)B	.01	.02	.02	–C	.02	.02
Net realized and unrealized gain (loss)	.49	1.01	3.52	(.01)	.55	1.39
Total from investment operations	.50	1.03	3.54	(.01)	.57	1.41
Distributions from net realized gain	(.72)	(1.37)	(.58)	(.24)	–	–
Total distributions	(.72)	(1.37)	(.58)	(.24)	–	–
Net asset value, end of period	$12.76	$12.98	$13.32	$10.36	$10.61	$10.04
Total ReturnD,E	4.73%	8.65%	36.08%	(.12)%	5.64%	16.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.75%	.77%	.78%	.78%	.77%
Expenses net of fee waivers, if any	.76%H	.75%	.76%	.78%	.77%	.77%
Expenses net of all reductions	.75%H	.75%	.76%	.77%	.77%	.77%
Net investment income (loss)	.10%H	.17%	.14%	.02%	.14%	.21%
Supplemental Data
Net assets, end of period (in millions)	$576	$679	$677	$434	$463	$432
Portfolio turnover rateI	43%H	37%	48%	60%	63%	49%J

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018 A	2017 A	2016 A	2015 A	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$13.40	$10.41	$10.64	$10.06	$8.64
Income from Investment Operations
Net investment income (loss)B	.01	.04	.03	.02	.03	.03
Net realized and unrealized gain (loss)	.50	1.02	3.54	(.01)	.55	1.39
Total from investment operations	.51	1.06	3.57	.01	.58	1.42
Distributions from net realized gain	(.72)	(1.39)	(.58)	(.24)	–	–
Total distributions	(.72)	(1.39)	(.58)	(.24)	–	–
Net asset value, end of period	$12.86	$13.07	$13.40	$10.41	$10.64	$10.06
Total ReturnC,D	4.78%	8.80%	36.27%	.02%	5.77%	16.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.62%	.63%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.62%G	.62%	.63%	.63%	.64%	.64%
Expenses net of all reductions	.62%G	.62%	.63%	.63%	.63%	.64%
Net investment income (loss)	.23%G	.30%	.28%	.16%	.28%	.35%
Supplemental Data
Net assets, end of period (in millions)	$103	$87	$59	$33	$26	$–
Portfolio turnover rateH	43%G	37%	48%	60%	63%	49%I

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $87 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,036,730
Gross unrealized depreciation	(105,467)
Net unrealized appreciation (depreciation)	$931,263
Tax cost	$2,128,623

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $676,881 and $956,703, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,122	$35
Class M	.25%	.25%	3,318	66
Class C	.75%	.25%	777	82
			$5,217	$183

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$87
Class M	14
Class C(a)	7
$108

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$845.19
Class M	1,146.17
Class C	159.21
Class I	600.18
Class Z	22.05
	$2,772

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$24,735	2.62%	$16

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,157. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $33, including $1 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $63 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Class A	$51,863	$91,591
Class M	82,195	146,455
Class C	13,683	23,734
Class I	37,411	68,882
Class Z	4,824	6,891
Total	$189,976	$337,553

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018(a)	Six months ended May 31, 2019	Year ended November 30, 2018
Class A
Shares sold	11,699	9,440	$135,346	$111,596
Reinvestment of distributions	4,812	7,841	48,074	85,798
Shares redeemed	(6,657)	(13,004)	(75,042)	(153,755)
Net increase (decrease)	9,854	4,277	$108,378	$43,639
Class M
Shares sold	5,452	12,689	$60,597	$147,591
Reinvestment of distributions	8,220	13,304	80,395	143,123
Shares redeemed	(11,459)	(23,515)	(127,160)	(273,304)
Net increase (decrease)	2,213	2,478	$13,832	$17,410
Class C
Shares sold	1,601	4,110	$14,855	$41,822
Reinvestment of distributions	1,605	2,385	13,465	22,368
Shares redeemed	(12,886)	(5,863)	(125,484)	(59,709)
Net increase (decrease)	(9,680)	632	$(97,164)	$4,481
Class I
Shares sold	5,783	15,639	$71,712	$204,465
Reinvestment of distributions	3,224	5,482	35,532	65,612
Shares redeemed	(16,147)	(19,663)	(206,884)	(252,991)
Net increase (decrease)	(7,140)	1,458	$(99,640)	$17,086
Class Z
Shares sold	1,607	3,585	$19,951	$47,276
Reinvestment of distributions	420	558	4,662	6,713
Shares redeemed	(687)	(1,888)	(8,775)	(25,041)
Net increase (decrease)	1,340	2,255	$15,838	$28,948

 (a) Share activity prior to May 11, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Class A	1.01%
Actual		$1,000.00	$1,045.80	$5.15
Hypothetical-C		$1,000.00	$1,019.90	$5.09
Class M	1.25%
Actual		$1,000.00	$1,045.00	$6.37
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.79%
Actual		$1,000.00	$1,042.70	$9.12
Hypothetical-C		$1,000.00	$1,016.01	$9.00
Class I	.76%
Actual		$1,000.00	$1,047.30	$3.88
Hypothetical-C		$1,000.00	$1,021.14	$3.83
Class Z	.62%
Actual		$1,000.00	$1,047.80	$3.17
Hypothetical-C		$1,000.00	$1,021.84	$3.13

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Equity Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2017. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Equity Growth Fund

2018 Total Return % vs. Morningstar Custom Large/Mid Growth and Russell 3000 Growth:
75% beaten
25% beaten
Benchmark
Class I
Class C
24.00
22.00
20.00
18.00
16.00
23.35
22.47
22.05
23.86
16.01
55.0
50.0
45.0
40.0
35.0
30.0
51.7
50.6
47.0
47.4
32.1
120.0
110.0
100.0
90.0
80.0
70.0
117.3
111.3
106.3
107.1
77.9
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	72%	82%	84%
Class C	66%	74%	74%
Class I	74%	85%	87%
Class M	70%	80%	82%
Class Z	75%	86%	-

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Equity Growth Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

EPG-SANN-0719
1.704747.121

Fidelity Advisor® Equity Value Fund Semi-Annual Report May 31, 2019

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.7
Comcast Corp. Class A	3.5
Wells Fargo & Co.	3.1
Exxon Mobil Corp.	3.0
Chevron Corp.	2.5
U.S. Bancorp	2.3
The Walt Disney Co.	2.2
Exelon Corp.	2.0
Xcel Energy, Inc.	2.0
Celgene Corp.	1.9
26.2

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Financials	26.0
Health Care	15.8
Communication Services	10.5
Consumer Staples	9.6
Energy	9.4

Asset Allocation (% of fund's net assets)

As of May 31, 2019 *
Stocks	95.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

 * Foreign investments - 14.5%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	24,800	$1,347,880
Entertainment - 2.6%
Lions Gate Entertainment Corp. Class B	69,581	957,435
The Walt Disney Co.	36,284	4,790,939
		5,748,374
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	2,700	2,987,550
Media - 5.2%
Comcast Corp. Class A	187,800	7,699,800
Fox Corp. Class A	33,366	1,175,484
Interpublic Group of Companies, Inc.	121,100	2,569,742
		11,445,026
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	25,000	1,836,000

TOTAL COMMUNICATION SERVICES		23,364,830

CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.3%
Lear Corp.	6,200	737,986
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	39,600	1,422,828
Multiline Retail - 1.3%
Dollar General Corp.	23,000	2,927,440
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	19,400	1,652,686

TOTAL CONSUMER DISCRETIONARY		6,740,940

CONSUMER STAPLES - 9.6%
Beverages - 3.1%
C&C Group PLC	360,220	1,466,820
Coca-Cola European Partners PLC	28,500	1,578,900
PepsiCo, Inc.	30,600	3,916,800
		6,962,520
Food & Staples Retailing - 2.0%
Sysco Corp.	38,000	2,615,160
Walmart, Inc.	17,200	1,744,768
		4,359,928
Food Products - 4.5%
Danone SA	28,500	2,276,559
Mondelez International, Inc.	27,200	1,383,120
Seaboard Corp.	228	934,800
The Hershey Co.	28,800	3,800,448
The J.M. Smucker Co.	13,279	1,614,195
		10,009,122

TOTAL CONSUMER STAPLES		21,331,570

ENERGY - 9.4%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	82,400	1,764,184
Oil, Gas & Consumable Fuels - 8.6%
Chevron Corp.	47,497	5,407,533
Exxon Mobil Corp.	94,100	6,659,457
FLEX LNG Ltd. (a)	54,177	663,617
GasLog Ltd.	25,700	370,080
GasLog Partners LP	85,400	1,804,502
Golar LNG Partners LP	122,600	1,376,798
Hoegh LNG Partners LP	59,300	1,015,216
Phillips 66 Co.	3,600	290,880
Teekay Corp. (b)	13,500	43,335
Teekay LNG Partners LP	85,300	1,119,989
Teekay Offshore Partners LP	247,613	284,755
		19,036,162

TOTAL ENERGY		20,800,346

FINANCIALS - 26.0%
Banks - 9.4%
M&T Bank Corp.	12,600	2,010,960
PNC Financial Services Group, Inc.	28,700	3,652,362
SunTrust Banks, Inc.	53,700	3,222,537
U.S. Bancorp	103,066	5,173,913
Wells Fargo & Co.	154,732	6,865,459
		20,925,231
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	8,200	687,324
Goldman Sachs Group, Inc.	16,100	2,938,089
Invesco Ltd.	34,400	672,176
State Street Corp.	27,500	1,519,375
		5,816,964
Consumer Finance - 2.1%
Capital One Financial Corp.	21,818	1,873,512
Discover Financial Services	36,100	2,691,255
		4,564,767
Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc. Class B (a)	41,469	8,186,809
Insurance - 4.7%
Allstate Corp.	14,800	1,413,548
Chubb Ltd.	19,100	2,789,937
FNF Group	34,880	1,344,624
Prudential PLC	80,955	1,613,523
The Travelers Companies, Inc.	22,787	3,317,104
		10,478,736
Mortgage Real Estate Investment Trusts - 3.3%
AGNC Investment Corp.	195,301	3,202,936
Annaly Capital Management, Inc.	214,505	1,889,789
MFA Financial, Inc.	328,236	2,310,781
		7,403,506
Thrifts & Mortgage Finance - 0.2%
LIC Housing Finance Ltd.	54,900	440,373

TOTAL FINANCIALS		57,816,386

HEALTH CARE - 15.8%
Biotechnology - 3.7%
Amgen, Inc.	23,800	3,967,460
Celgene Corp. (a)	44,300	4,154,897
		8,122,357
Health Care Providers & Services - 7.7%
Anthem, Inc.	10,200	2,835,396
Centene Corp. (a)	25,600	1,478,400
Cigna Corp.	26,000	3,848,520
CVS Health Corp.	39,104	2,047,876
Humana, Inc.	5,000	1,224,300
UnitedHealth Group, Inc.	16,600	4,013,880
Wellcare Health Plans, Inc. (a)	6,300	1,739,997
		17,188,369
Pharmaceuticals - 4.4%
Allergan PLC	17,500	2,133,425
Bristol-Myers Squibb Co.	31,900	1,447,303
Johnson & Johnson	2,892	379,286
Pfizer, Inc.	7,600	315,552
Roche Holding AG (participation certificate)	10,214	2,682,729
Sanofi SA sponsored ADR	49,800	2,013,414
Takeda Pharmaceutical Co. Ltd. ADR	50,463	856,357
		9,828,066

TOTAL HEALTH CARE		35,138,792

INDUSTRIALS - 6.5%
Aerospace & Defense - 2.7%
Harris Corp.	11,100	2,077,809
United Technologies Corp.	31,800	4,016,340
		6,094,149
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	28,200	2,245,566
Electrical Equipment - 0.2%
Siemens Gamesa Renewable Energy SA	25,600	398,957
Machinery - 1.5%
Deere & Co.	14,210	1,991,816
Ingersoll-Rand PLC	11,000	1,301,740
		3,293,556
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc.	16,400	1,396,296
Union Pacific Corp.	6,200	1,034,036
		2,430,332

TOTAL INDUSTRIALS		14,462,560

INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment & Components - 1.1%
TE Connectivity Ltd.	28,498	2,400,387
IT Services - 2.7%
Amdocs Ltd.	32,600	1,937,092
Cognizant Technology Solutions Corp. Class A	35,900	2,223,287
Fiserv, Inc. (a)	6,100	523,746
The Western Union Co.	65,900	1,278,460
		5,962,585

TOTAL INFORMATION TECHNOLOGY		8,362,972

MATERIALS - 1.5%
Chemicals - 0.7%
The Scotts Miracle-Gro Co. Class A	17,100	1,530,963
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	130,200	1,692,600

TOTAL MATERIALS		3,223,563

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	12,200	2,546,994
Simon Property Group, Inc.	11,000	1,782,990
		4,329,984
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (a)	60,700	2,773,990

TOTAL REAL ESTATE		7,103,974

UTILITIES - 6.6%
Electric Utilities - 5.5%
Exelon Corp.	93,800	4,509,904
OGE Energy Corp.	21,400	889,384
Southern Co.	48,000	2,568,000
Xcel Energy, Inc.	75,800	4,346,372
		12,313,660
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. Class C	31,800	477,000
Multi-Utilities - 0.9%
WEC Energy Group, Inc.	24,600	1,981,530

TOTAL UTILITIES		14,772,190

TOTAL COMMON STOCKS
(Cost $192,766,247)		213,118,123

Money Market Funds - 3.5%
Fidelity Cash Central Fund 2.41% (c)	7,760,915	7,762,468
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	3,635	3,636
TOTAL MONEY MARKET FUNDS
(Cost $7,766,005)		7,766,104
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $200,532,252)		220,884,227
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,298,674
NET ASSETS - 100%		$222,182,901

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$95,175
Fidelity Securities Lending Cash Central Fund	4,972
Total	$100,147

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$23,364,830	$23,364,830	$--	$--
Consumer Discretionary	6,740,940	6,740,940	--	--
Consumer Staples	21,331,570	19,055,011	2,276,559	--
Energy	20,800,346	20,800,346	--	--
Financials	57,816,386	56,202,863	1,613,523	--
Health Care	35,138,792	32,456,063	2,682,729	--
Industrials	14,462,560	14,462,560	--	--
Information Technology	8,362,972	8,362,972	--	--
Materials	3,223,563	3,223,563	--	--
Real Estate	7,103,974	7,103,974	--	--
Utilities	14,772,190	14,772,190	--	--
Money Market Funds	7,766,104	7,766,104	--	--
Total Investments in Securities:	$220,884,227	$214,311,416	$6,572,811	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.5%
Switzerland	3.6%
Marshall Islands	2.5%
Ireland	2.2%
France	1.9%
United Kingdom	1.4%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,568) — See accompanying schedule: Unaffiliated issuers (cost $192,766,247)	$213,118,123
Fidelity Central Funds (cost $7,766,005)	7,766,104
Total Investment in Securities (cost $200,532,252)		$220,884,227
Cash		70,008
Receivable for investments sold		72,383
Receivable for fund shares sold		977,573
Dividends receivable		751,316
Distributions receivable from Fidelity Central Funds		14,570
Prepaid expenses		62
Other receivables		3,431
Total assets		222,773,570
Liabilities
Payable for investments purchased	$153,571
Payable for fund shares redeemed	220,892
Accrued management fee	83,579
Transfer agent fee payable	38,194
Distribution and service plan fees payable	38,416
Other affiliated payables	7,408
Other payables and accrued expenses	45,809
Collateral on securities loaned	2,800
Total liabilities		590,669
Net Assets		$222,182,901
Net Assets consist of:
Paid in capital		$202,006,208
Total distributable earnings (loss)		20,176,693
Net Assets		$222,182,901
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($65,156,442 ÷ 3,891,304 shares)(a)		$16.74
Maximum offering price per share (100/94.25 of $16.74)		$17.76
Class M:
Net Asset Value and redemption price per share ($27,589,195 ÷ 1,647,690 shares)(a)		$16.74
Maximum offering price per share (100/96.50 of $16.74)		$17.35
Class C:
Net Asset Value and offering price per share ($14,367,387 ÷ 879,273 shares)(a)		$16.34
Class I:
Net Asset Value, offering price and redemption price per share ($111,609,548 ÷ 6,554,985 shares)		$17.03
Class Z:
Net Asset Value, offering price and redemption price per share ($3,460,329 ÷ 203,146 shares)		$17.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$2,817,507
Income from Fidelity Central Funds		100,147
Total income		2,917,654
Expenses
Management fee
Basic fee	$620,940
Performance adjustment	(171,186)
Transfer agent fees	230,337
Distribution and service plan fees	243,366
Accounting and security lending fees	44,909
Custodian fees and expenses	6,102
Independent trustees' fees and expenses	637
Registration fees	67,950
Audit	30,332
Legal	3,968
Miscellaneous	765
Total expenses before reductions	1,078,120
Expense reductions	(1,959)
Total expenses after reductions		1,076,161
Net investment income (loss)		1,841,493
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,540,050)
Fidelity Central Funds	(41)
Foreign currency transactions	(2,482)
Futures contracts	501,317
Total net realized gain (loss)		(1,041,256)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $13,890)	(6,178,694)
Fidelity Central Funds	48
Assets and liabilities in foreign currencies	(128)
Total change in net unrealized appreciation (depreciation)		(6,178,774)
Net gain (loss)		(7,220,030)
Net increase (decrease) in net assets resulting from operations		$(5,378,537)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,841,493	$3,809,764
Net realized gain (loss)	(1,041,256)	16,603,373
Change in net unrealized appreciation (depreciation)	(6,178,774)	(18,704,340)
Net increase (decrease) in net assets resulting from operations	(5,378,537)	1,708,797
Distributions to shareholders	(18,933,474)	(2,675,097)
Share transactions - net increase (decrease)	2,792,089	(38,293,331)
Total increase (decrease) in net assets	(21,519,922)	(39,259,631)
Net Assets
Beginning of period	243,702,823	282,962,454
End of period	$222,182,901	$243,702,823

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Equity Value Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.77	$18.84	$16.46	$15.66	$16.00	$13.93
Income from Investment Operations
Net investment income (loss)A	.13	.26	.21	.17	.35B	.17
Net realized and unrealized gain (loss)	(.69)	(.16)	2.30	1.00	(.50)C	2.01
Total from investment operations	(.56)	.10	2.51	1.17	(.15)	2.18
Distributions from net investment income	(.28)	(.13)	(.13)	(.24)D	(.19)	(.11)
Distributions from net realized gain	(1.19)	(.05)	–	(.13)D	–	–
Total distributions	(1.47)	(.17)E	(.13)	(.37)	(.19)	(.11)
Net asset value, end of period	$16.74	$18.77	$18.84	$16.46	$15.66	$16.00
Total ReturnF,G,H	(2.32)%	.53%	15.35%	7.75%	(.91)%C	15.79%
Ratios to Average Net AssetsI,J
Expenses before reductions	.99%K	1.00%	1.10%	1.19%	1.24%	1.23%
Expenses net of fee waivers, if any	.99%K	1.00%	1.09%	1.19%	1.23%	1.23%
Expenses net of all reductions	.99%K	1.00%	1.08%	1.19%	1.23%	1.23%
Net investment income (loss)	1.55%K	1.39%	1.18%	1.08%	2.23%B	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$65,156	$67,457	$81,229	$77,787	$67,005	$50,957
Portfolio turnover rateL	38%K	33%	42%	46%	49%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.99)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.045 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.73	$18.80	$16.43	$15.62	$15.96	$13.90
Income from Investment Operations
Net investment income (loss)A	.11	.21	.16	.12	.31B	.13
Net realized and unrealized gain (loss)	(.69)	(.16)	2.30	1.01	(.50)C	2.01
Total from investment operations	(.58)	.05	2.46	1.13	(.19)	2.14
Distributions from net investment income	(.23)	(.07)	(.09)	(.19)D	(.15)	(.08)
Distributions from net realized gain	(1.19)	(.05)	–	(.13)D	–	–
Total distributions	(1.41)E	(.12)	(.09)	(.32)	(.15)	(.08)
Net asset value, end of period	$16.74	$18.73	$18.80	$16.43	$15.62	$15.96
Total ReturnF,G,H	(2.43)%	.25%	15.02%	7.49%	(1.19)%C	15.46%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.25%K	1.27%	1.36%	1.46%	1.50%	1.49%
Expenses net of fee waivers, if any	1.25%K	1.27%	1.35%	1.46%	1.50%	1.49%
Expenses net of all reductions	1.25%K	1.26%	1.35%	1.45%	1.50%	1.49%
Net investment income (loss)	1.28%K	1.12%	.91%	.81%	1.96%B	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$27,589	$30,030	$38,976	$38,565	$34,643	$31,087
Portfolio turnover rateL	38%K	33%	42%	46%	49%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.05%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.27)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $1.41 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $1.185 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.25	$18.33	$16.04	$15.27	$15.63	$13.63
Income from Investment Operations
Net investment income (loss)A	.06	.11	.07	.05	.23B	.06
Net realized and unrealized gain (loss)	(.65)	(.16)	2.24	.98	(.49)C	1.97
Total from investment operations	(.59)	(.05)	2.31	1.03	(.26)	2.03
Distributions from net investment income	(.13)	–	(.02)	(.13)D	(.10)	(.03)
Distributions from net realized gain	(1.19)	(.03)	–	(.13)D	–	–
Total distributions	(1.32)	(.03)	(.02)	(.26)	(.10)	(.03)
Net asset value, end of period	$16.34	$18.25	$18.33	$16.04	$15.27	$15.63
Total ReturnE,F,G	(2.66)%	(.29)%	14.44%	6.95%	(1.68)%C	14.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.77%J	1.78%	1.87%	1.96%	2.00%	2.00%
Expenses net of fee waivers, if any	1.77%J	1.78%	1.86%	1.96%	2.00%	2.00%
Expenses net of all reductions	1.77%J	1.78%	1.86%	1.95%	2.00%	1.99%
Net investment income (loss)	.76%J	.61%	.40%	.31%	1.46%B	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$14,367	$21,206	$25,427	$34,006	$28,295	$18,614
Portfolio turnover rateK	38%J	33%	42%	46%	49%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .55%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.76)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.09	$19.18	$16.74	$15.93	$16.27	$14.16
Income from Investment Operations
Net investment income (loss)A	.16	.32	.26	.21	.40B	.22
Net realized and unrealized gain (loss)	(.70)	(.17)	2.35	1.02	(.50)C	2.04
Total from investment operations	(.54)	.15	2.61	1.23	(.10)	2.26
Distributions from net investment income	(.34)	(.19)	(.17)	(.29)D	(.24)	(.15)
Distributions from net realized gain	(1.19)	(.05)	–	(.13)D	–	–
Total distributions	(1.52)E	(.24)	(.17)	(.42)	(.24)	(.15)
Net asset value, end of period	$17.03	$19.09	$19.18	$16.74	$15.93	$16.27
Total ReturnF,G	(2.12)%	.75%	15.73%	8.02%	(.60)%C	16.16%
Ratios to Average Net AssetsH,I
Expenses before reductions	.71%J	.73%	.82%	.91%	.93%	.91%
Expenses net of fee waivers, if any	.71%J	.72%	.82%	.91%	.93%	.91%
Expenses net of all reductions	.71%J	.72%	.82%	.91%	.93%	.91%
Net investment income (loss)	1.83%J	1.66%	1.45%	1.36%	2.53%B	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$111,610	$122,603	$136,750	$22,972	$25,984	$5,162
Portfolio turnover rateK	38%J	33%	42%	46%	49%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.68)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $1.52 per share is comprised of distributions from net investment income of $.337 and distributions from net realized gain of $1.185 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$19.12	$19.20	$17.46
Income from Investment Operations
Net investment income (loss)B	.17	.34	.24
Net realized and unrealized gain (loss)	(.71)	(.16)	1.50
Total from investment operations	(.54)	.18	1.74
Distributions from net investment income	(.37)	(.21)	–
Distributions from net realized gain	(1.19)	(.05)	–
Total distributions	(1.55)C	(.26)	–
Net asset value, end of period	$17.03	$19.12	$19.20
Total ReturnD,E	(2.09)%	.91%	9.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.59%	.69%H
Expenses net of fee waivers, if any	.57%H	.59%	.69%H
Expenses net of all reductions	.57%H	.58%	.68%H
Net investment income (loss)	1.96%H	1.80%	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,460	$2,406	$581
Portfolio turnover rateI	38%H	33%	42%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.55 per share is comprised of distributions from net investment income of $.369 and distributions from net realized gain of $1.185 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$31,572,940
Gross unrealized depreciation	(11,769,403)
Net unrealized appreciation (depreciation)	$19,803,537
Tax cost	$201,080,690

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $44,611,209 and $55,647,900, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance Class I of the Fund as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$81,101	$1,519
Class M	.25%	.25%	70,968	957
Class C	.75%	.25%	91,297	7,856
			$243,366	$10,332

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7,313
Class M	1,277
Class C(a)	333
$8,923

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$69,414.21
Class M	32,152.23
Class C	22,067.24
Class I	106,031.18
Class Z	673.05
	$230,337

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,098 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $338 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,972. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $975 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $83.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $901.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Class A	$5,220,713	$728,057
Class M	2,271,102	243,030
Class C	1,505,420	36,911
Class I	9,737,158	1,656,313
Class Z	199,081	10,786
Total	$18,933,474	$2,675,097

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
Class A
Shares sold	470,271	430,532	$7,965,894	$8,163,680
Reinvestment of distributions	328,286	37,430	5,062,178	710,804
Shares redeemed	(501,267)	(1,184,591)	(8,489,269)	(22,299,608)
Net increase (decrease)	297,290	(716,629)	$4,538,803	$(13,425,124)
Class M
Shares sold	111,624	115,992	$1,874,100	$2,192,989
Reinvestment of distributions	145,711	12,686	2,248,322	241,033
Shares redeemed	(212,779)	(598,236)	(3,526,771)	(11,241,304)
Net increase (decrease)	44,556	(469,558)	$595,651	$(8,807,282)
Class C
Shares sold	85,952	160,672	$1,385,776	$2,951,495
Reinvestment of distributions	96,159	1,869	1,452,001	34,762
Shares redeemed	(464,693)	(387,892)	(7,735,380)	(7,170,975)
Net increase (decrease)	(282,582)	(225,351)	$(4,897,603)	$(4,184,718)
Class I
Shares sold	530,658	1,756,303	$8,946,155	$33,530,713
Reinvestment of distributions	583,943	77,656	9,144,546	1,495,652
Shares redeemed	(980,384)	(2,543,433)	(16,859,818)	(48,747,625)
Net increase (decrease)	134,217	(709,474)	$1,230,883	$(13,721,260)
Class Z
Shares sold	83,126	125,790	$1,445,220	$2,429,543
Reinvestment of distributions	10,508	526	164,552	10,140
Shares redeemed	(16,312)	(30,752)	(285,417)	(594,630)
Net increase (decrease)	77,322	95,564	$1,324,355	$1,845,053

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Class A	.99%
Actual		$1,000.00	$976.80	$4.88
Hypothetical-C		$1,000.00	$1,020.00	$4.99
Class M	1.25%
Actual		$1,000.00	$975.70	$6.16
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.77%
Actual		$1,000.00	$973.40	$8.71
Hypothetical-C		$1,000.00	$1,016.11	$8.90
Class I	.71%
Actual		$1,000.00	$978.80	$3.50
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class Z	.57%
Actual		$1,000.00	$979.10	$2.81
Hypothetical-C		$1,000.00	$1,022.09	$2.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Equity Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Equity Value Fund

2018 Total Return % vs. Morningstar Large Value and Russell 3000 Value:

75% beaten
25% beaten
Benchmark
Class I
Class C
12.00
10.00
8.00
6.00
4.00
10.49
7.25
6.45
5.35
4.17
1 Year
35.0
30.0
25.0
20.0
15.0
30.9
27.6
22.1
22.4
18.2
3 Year
70.0
65.0
60.0
55.0
50.0
66.8
64.4
64.0
55.7
54.0
5 Year

% Beaten

Class A	9%	16%	51%
Class C	6%	9%	27%
Class I	11%	21%	62%
Class M	8%	13%	43%
Class Z	14%	-	-

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Equity Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.25%, 1.50%, 2.00%, 1.00%, and 0.85% through January 31, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AEV-SANN-0719
1.759108.118

Fidelity Advisor® Growth Opportunities Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Microsoft Corp.	6.5
Alphabet, Inc. Class C	4.8
Amazon.com, Inc.	4.5
Apple, Inc.	4.2
Facebook, Inc. Class A	2.8
JUUL Labs, Inc. Series C	2.7
UnitedHealth Group, Inc.	2.0
Wix.com Ltd.	1.9
Alphabet, Inc. Class A	1.8
Salesforce.com, Inc.	1.8
33.0

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	34.6
Consumer Discretionary	17.4
Communication Services	17.0
Health Care	11.7
Consumer Staples	5.0

Asset Allocation (% of fund's net assets)

As of May 31, 2019 *
Stocks	96.4%
Convertible Securities	2.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 14.6%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 17.0%
Entertainment - 3.5%
Activision Blizzard, Inc.	588,900	$25,541
Electronic Arts, Inc. (a)	264,700	24,638
Netflix, Inc. (a)	174,300	59,834
Take-Two Interactive Software, Inc. (a)	153,500	16,601
The Walt Disney Co.	534,200	70,536
		197,150
Interactive Media & Services - 11.3%
Alphabet, Inc.:
Class A (a)	95,765	105,964
Class C (a)	249,875	275,770
ANGI Homeservices, Inc. Class A (a)	610,400	8,802
CarGurus, Inc. Class A (a)	1,374,400	46,950
Cars.com, Inc. (a)	80,900	1,713
Facebook, Inc. Class A (a)	903,041	160,263
IAC/InterActiveCorp (a)	130,500	28,821
Momo, Inc. ADR	533,100	14,698
Pinterest, Inc. Class A (b)	68,100	1,697
		644,678
Media - 0.6%
Charter Communications, Inc. Class A (a)	95,560	36,007
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc. (a)	1,240,400	91,095

TOTAL COMMUNICATION SERVICES		968,930

CONSUMER DISCRETIONARY - 17.4%
Automobiles - 1.0%
Tesla, Inc. (a)(b)	301,877	55,896
Diversified Consumer Services - 0.0%
Grand Canyon Education, Inc. (a)	5,000	599
Hotels, Restaurants & Leisure - 2.0%
Hilton Grand Vacations, Inc. (a)	1,154,500	29,347
Planet Fitness, Inc. (a)	157,400	12,036
Sea Ltd. ADR (a)(b)	2,513,200	71,475
		112,858
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	94,200	12,769
Roku, Inc. Class A (a)	730,440	66,032
		78,801
Internet & Direct Marketing Retail - 10.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	389,900	58,196
Amazon.com, Inc. (a)	145,700	258,628
Gaia, Inc. Class A (a)	241,600	1,795
GrubHub, Inc. (a)(b)	69,200	4,508
JD.com, Inc. sponsored ADR (a)	611,250	15,746
MakeMyTrip Ltd. (a)	148,700	3,494
Meituan Dianping Class B	4,527,300	34,967
MercadoLibre, Inc. (a)	58,700	33,490
Naspers Ltd. Class N	123,600	27,866
Pinduoduo, Inc. ADR (b)	1,631,100	31,676
The Booking Holdings, Inc. (a)	31,100	51,508
Waitr Holdings, Inc. (a)(b)	2,821,800	19,753
Wayfair LLC Class A (a)	201,865	29,071
		570,698
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	233,100	23,681
Specialty Retail - 2.4%
Carvana Co. Class A (a)(b)	1,312,200	75,950
Floor & Decor Holdings, Inc. Class A (a)(b)	842,900	29,940
Lowe's Companies, Inc.	235,900	22,005
The Home Depot, Inc.	61,800	11,733
		139,628
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc. (c)(d)	4,746	250
lululemon athletica, Inc. (a)	76,216	12,621
		12,871

TOTAL CONSUMER DISCRETIONARY		995,032

CONSUMER STAPLES - 2.3%
Beverages - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.)	66,000	11,646
Fever-Tree Drinks PLC	666,517	22,364
Luckin Coffee, Inc. ADR (b)	162,900	3,274
		37,284
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc.	659,872	16,484
Performance Food Group Co. (a)	355,850	14,003
Walmart, Inc.	3,700	375
		30,862
Food Products - 0.0%
Beyond Meat, Inc. (b)	5,000	521
nLIGHT, Inc. (a)(b)	66,900	1,250
		1,771
Personal Products - 0.1%
Unilever NV (Certificaten Van Aandelen) (Bearer)	99,400	5,983
Tobacco - 1.0%
Altria Group, Inc.	1,115,700	54,736
JUUL Labs, Inc. (a)(c)(d)	2,772	758
		55,494

TOTAL CONSUMER STAPLES		131,394

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Reliance Industries Ltd.	3,424,997	65,420
FINANCIALS - 4.8%
Banks - 0.4%
HDFC Bank Ltd. sponsored ADR	180,711	22,437
Capital Markets - 1.6%
BlackRock, Inc. Class A	35,200	14,628
Cboe Global Markets, Inc.	168,900	18,332
Charles Schwab Corp.	619,200	25,765
Morningstar, Inc.	5,000	700
S&P Global, Inc.	10,800	2,310
TD Ameritrade Holding Corp.	504,500	25,099
Virtu Financial, Inc. Class A (b)	267,400	6,156
		92,990
Consumer Finance - 0.3%
Synchrony Financial	511,200	17,192
Diversified Financial Services - 1.1%
GDS Holdings Ltd. ADR (a)(b)	2,000,144	64,985
Thrifts & Mortgage Finance - 1.4%
LendingTree, Inc. (a)(b)	210,800	79,206

TOTAL FINANCIALS		276,810

HEALTH CARE - 11.7%
Biotechnology - 4.6%
ACADIA Pharmaceuticals, Inc. (a)	182,819	4,386
Acceleron Pharma, Inc. (a)	86,800	3,462
Acorda Therapeutics, Inc. (a)	229,223	2,129
Agios Pharmaceuticals, Inc. (a)	54,400	2,512
Aimmune Therapeutics, Inc. (a)	53,200	1,041
Alexion Pharmaceuticals, Inc. (a)	470,488	53,485
Alnylam Pharmaceuticals, Inc. (a)	109,373	7,385
AnaptysBio, Inc. (a)	63,100	4,594
Argenx SE ADR (a)	7,700	952
Array BioPharma, Inc. (a)	161,800	4,275
Ascendis Pharma A/S sponsored ADR (a)	50,728	6,324
Atara Biotherapeutics, Inc. (a)	78,000	1,732
Audentes Therapeutics, Inc. (a)	63,100	2,216
BeiGene Ltd.	129,100	1,199
bluebird bio, Inc. (a)	56,600	6,787
Blueprint Medicines Corp. (a)	23,100	1,756
Celgene Corp. (a)	88,500	8,300
Crinetics Pharmaceuticals, Inc. (a)	232,700	6,115
Epizyme, Inc. (a)	114,500	1,573
FibroGen, Inc. (a)	417,400	15,127
Five Prime Therapeutics, Inc. (a)	121,500	1,021
Gritstone Oncology, Inc.	314,701	2,930
Heron Therapeutics, Inc. (a)	265,700	4,525
Insmed, Inc. (a)	472,679	11,444
Intercept Pharmaceuticals, Inc. (a)	50,335	4,169
La Jolla Pharmaceutical Co. (a)	466,200	2,513
Mirati Therapeutics, Inc. (a)	78,200	5,301
Neurocrine Biosciences, Inc. (a)	240,475	20,387
Opko Health, Inc. (a)	1	0
Rigel Pharmaceuticals, Inc. (a)	498,548	1,062
Sage Therapeutics, Inc. (a)	53,744	9,237
Sarepta Therapeutics, Inc. (a)	191,628	21,817
Sienna Biopharmaceuticals, Inc. (a)	46,400	54
TransMedics Group, Inc.	316,077	8,594
Vertex Pharmaceuticals, Inc. (a)	179,190	29,778
Xencor, Inc. (a)	91,000	2,806
		260,988
Health Care Equipment & Supplies - 3.1%
Axonics Modulation Technologies, Inc. (a)	20,700	680
Becton, Dickinson & Co.	137,100	32,005
Boston Scientific Corp. (a)	1,323,611	50,840
DexCom, Inc. (a)	129,100	15,660
Insulet Corp. (a)	112,655	12,368
Intuitive Surgical, Inc. (a)	32,700	15,201
Masimo Corp. (a)	16,600	2,170
Novocure Ltd. (a)	468,300	24,876
Penumbra, Inc. (a)	130,000	18,551
Wright Medical Group NV (a)	73,400	2,255
		174,606
Health Care Providers & Services - 3.1%
Cigna Corp.	96,412	14,271
G1 Therapeutics, Inc. (a)	96,200	2,016
Humana, Inc.	208,700	51,102
OptiNose, Inc. (a)	39,400	299
UnitedHealth Group, Inc.	464,000	112,195
		179,883
Life Sciences Tools & Services - 0.3%
Avantor, Inc.	846,100	14,807
Pharmaceuticals - 0.6%
AstraZeneca PLC sponsored ADR	110,100	4,116
Bristol-Myers Squibb Co.	95,900	4,351
Nabriva Therapeutics PLC (a)(b)	2,612,600	5,983
Nektar Therapeutics (a)	471,800	14,777
TherapeuticsMD, Inc. (a)(b)	323,000	988
Theravance Biopharma, Inc. (a)	152,125	2,528
Tricida, Inc.	85,900	3,156
		35,899

TOTAL HEALTH CARE		666,183

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.	30,900	9,370
Airlines - 1.3%
Alaska Air Group, Inc.	67,600	3,934
JetBlue Airways Corp. (a)	1,206,800	20,793
Southwest Airlines Co.	58,400	2,780
Spirit Airlines, Inc. (a)	985,900	45,430
		72,937
Commercial Services & Supplies - 0.2%
HomeServe PLC	460,200	7,017
Tomra Systems ASA	104,500	3,143
		10,160
Electrical Equipment - 0.3%
Sunrun, Inc. (a)	1,066,400	16,700
Machinery - 0.2%
Minebea Mitsumi, Inc.	975,100	14,172
Professional Services - 0.7%
CoStar Group, Inc. (a)	46,200	23,545
TransUnion Holding Co., Inc.	298,900	19,590
		43,135
Road & Rail - 0.4%
Lyft, Inc. (b)	22,500	1,296
Lyft, Inc.	215,858	11,194
Uber Technologies, Inc.	28,600	1,156
Uber Technologies, Inc.	218,981	7,964
		21,610
Trading Companies & Distributors - 0.6%
Bunzl PLC	1,341,000	35,857
Watsco, Inc.	9,000	1,417
		37,274

TOTAL INDUSTRIALS		225,358

INFORMATION TECHNOLOGY - 34.6%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	15,800	3,865
Electronic Equipment & Components - 0.3%
SYNNEX Corp.	86,400	7,492
TTM Technologies, Inc. (a)	1,094,553	9,337
		16,829
IT Services - 8.7%
Accenture PLC Class A	6,200	1,104
Alliance Data Systems Corp.	591,977	81,397
Elastic NV (b)	82,900	6,802
EPAM Systems, Inc. (a)	57,300	9,889
Fastly, Inc. Class A	12,200	254
Global Payments, Inc.	278,000	42,823
GoDaddy, Inc. (a)	416,549	30,991
Interxion Holding N.V. (a)	33,300	2,455
MasterCard, Inc. Class A	251,600	63,275
MongoDB, Inc. Class A (a)	84,433	11,849
Okta, Inc. (a)	77,000	8,718
PayPal Holdings, Inc. (a)	527,400	57,882
Visa, Inc. Class A	420,900	67,904
Wix.com Ltd. (a)	792,535	108,847
Worldpay, Inc. (a)	56,300	6,848
		501,038
Semiconductors & Semiconductor Equipment - 6.9%
Analog Devices, Inc.	175,000	16,909
Applied Materials, Inc.	800,900	30,987
Broadcom, Inc.	133,300	33,544
Lam Research Corp.	229,300	40,038
Marvell Technology Group Ltd.	2,366,600	52,775
Micron Technology, Inc. (a)	1,289,300	42,044
NVIDIA Corp.	555,530	75,252
NXP Semiconductors NV	773,400	68,183
ON Semiconductor Corp. (a)	1,249,500	22,191
Qualcomm, Inc.	215,000	14,366
		396,289
Software - 14.2%
2U, Inc. (a)	12,800	486
Adobe, Inc. (a)	194,300	52,636
Autodesk, Inc. (a)	221,700	35,674
Avalara, Inc.	21,080	1,426
Carbon Black, Inc.	4,900	74
Citrix Systems, Inc.	167,100	15,727
DocuSign, Inc. (a)	8,500	477
Dropbox, Inc. Class A (a)	514,300	11,603
Intuit, Inc.	61,400	15,034
Microsoft Corp.	3,005,800	371,751
Parametric Technology Corp. (a)	411,700	34,608
Pluralsight, Inc.	19,000	605
Q2 Holdings, Inc. (a)	20,400	1,494
RingCentral, Inc. (a)	55,400	6,640
Salesforce.com, Inc. (a)	676,400	102,414
ServiceNow, Inc. (a)	133,800	35,046
SS&C Technologies Holdings, Inc.	210,800	11,731
SurveyMonkey	8,400	144
Tableau Software, Inc. (a)	51,000	5,736
The Trade Desk, Inc. (a)(b)	362,800	72,128
Workday, Inc. Class A (a)	118,700	24,229
Zoom Video Communications, Inc. Class A (b)	7,800	622
Zuora, Inc. (a)(b)	720,200	10,076
		810,361
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	1,373,250	240,415
Western Digital Corp.	277,200	10,317
		250,732

TOTAL INFORMATION TECHNOLOGY		1,979,114

MATERIALS - 1.6%
Chemicals - 1.2%
LG Chemical Ltd.	72,736	20,377
LyondellBasell Industries NV Class A	249,800	18,548
Olin Corp.	718,600	14,092
The Chemours Co. LLC	781,500	16,482
		69,499
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	408,200	22,627

TOTAL MATERIALS		92,126

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	306,900	64,072
Crown Castle International Corp.	19,100	2,483
Equinix, Inc.	36,700	17,828
		84,383
UTILITIES - 0.4%
Electric Utilities - 0.3%
DONG Energy A/S (e)	84,100	6,703
NextEra Energy, Inc.	45,000	8,919
		15,622
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A (b)	869,100	9,386

TOTAL UTILITIES		25,008

TOTAL COMMON STOCKS
(Cost $4,178,174)		5,509,758

Preferred Stocks - 2.9%
Convertible Preferred Stocks - 2.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (c)(d)	6,477,300	1,571
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	1,873	99
Series B (c)(d)	329	17
Series C (c)(d)	3,146	166
		282
TOTAL CONSUMER DISCRETIONARY		1,853
CONSUMER STAPLES - 2.7%
Tobacco - 2.7%
JUUL Labs, Inc.:
Series C (a)(c)(d)	566,439	154,921
Series D (c)(d)	3,671	1,004
		155,925
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (a)(c)(d)	282,226	2,647
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (a)(c)(d)	16,438	3,353
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	60,400	821
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Sonder Canada, Inc. Series D (c)(d)	126,152	1,324

TOTAL CONVERTIBLE PREFERRED STOCKS		165,923

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	1,006	53
TOTAL PREFERRED STOCKS
(Cost $8,946)		165,976

Money Market Funds - 7.0%
Fidelity Cash Central Fund 2.41% (f)	71,529,395	71,544
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	330,366,309	330,399
TOTAL MONEY MARKET FUNDS
(Cost $401,934)		401,943
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $4,589,054)		6,077,677
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(360,022)
NET ASSETS - 100%		$5,717,655

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $166,984,000 or 2.9% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,703,000 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$260
Allbirds, Inc.	10/9/18	$55
Allbirds, Inc. Series A	10/9/18	$103
Allbirds, Inc. Series B	10/9/18	$18
Allbirds, Inc. Series C	10/9/18	$173
Cloudflare, Inc. Series D, 8.00%	9/10/18	$664
Clover Health Series D	6/7/17	$2,647
JUUL Labs, Inc.	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series C	7/3/18	$1,184
Sonder Canada, Inc. Series D	5/21/19	$1,324
Space Exploration Technologies Corp. Series I	4/5/18	$2,778

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,394
Fidelity Securities Lending Cash Central Fund	745
Total	$2,139

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$968,930	$968,930	$--	$--
Consumer Discretionary	996,938	966,916	27,866	2,156
Consumer Staples	287,319	124,653	5,983	156,683
Energy	65,420	65,420	--	--
Financials	279,457	276,810	--	2,647
Health Care	666,183	666,183	--	--
Industrials	228,711	192,028	33,330	3,353
Information Technology	1,979,935	1,979,114	--	821
Materials	92,126	92,126	--	--
Real Estate	85,707	84,383	--	1,324
Utilities	25,008	25,008	--	--
Money Market Funds	401,943	401,943	--	--
Total Investments in Securities:	$6,077,677	$5,843,514	$67,179	$166,984

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$194,540
Net Realized Gain (Loss) on Investment Securities	223,081
Net Unrealized Gain (Loss) on Investment Securities	(34,632)
Cost of Purchases	--
Proceeds of Sales	(226,306)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$156,683
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2019	$(34,632)
Other Investments in Securities
Beginning Balance	$28,784
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(6,188)
Cost of Purchases	1,324
Proceeds of Sales	(13,619)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$10,301
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2019	$1,095

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4%
Cayman Islands	5.2%
Israel	1.9%
Netherlands	1.8%
India	1.6%
United Kingdom	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $317,866) — See accompanying schedule: Unaffiliated issuers (cost $4,187,120)	$5,675,734
Fidelity Central Funds (cost $401,934)	401,943
Total Investment in Securities (cost $4,589,054)		$6,077,677
Foreign currency held at value (cost $82)		82
Receivable for investments sold		12,073
Receivable for fund shares sold		21,865
Dividends receivable		3,653
Distributions receivable from Fidelity Central Funds		299
Prepaid expenses		1
Other receivables		131
Total assets		6,115,781
Liabilities
Payable for investments purchased	$53,677
Payable for fund shares redeemed	7,563
Accrued management fee	3,150
Distribution and service plan fees payable	1,304
Other affiliated payables	831
Other payables and accrued expenses	1,213
Collateral on securities loaned	330,388
Total liabilities		398,126
Net Assets		$5,717,655
Net Assets consist of:
Paid in capital		$3,916,421
Total distributable earnings (loss)		1,801,234
Net Assets		$5,717,655
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,050,474 ÷ 13,615.9 shares)(a)		$77.15
Maximum offering price per share (100/94.25 of $77.15)		$81.86
Class M:
Net Asset Value and redemption price per share ($1,852,716 ÷ 24,249.7 shares)(a)		$76.40
Maximum offering price per share (100/96.50 of $76.40)		$79.17
Class C:
Net Asset Value and offering price per share ($327,290 ÷ 4,972.1 shares)(a)		$65.83
Class I:
Net Asset Value, offering price and redemption price per share ($1,796,277 ÷ 21,508.1 shares)		$83.52
Class Z:
Net Asset Value, offering price and redemption price per share ($690,898 ÷ 8,203.7 shares)		$84.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$14,421
Income from Fidelity Central Funds		2,139
Total income		16,560
Expenses
Management fee
Basic fee	$12,685
Performance adjustment	3,026
Transfer agent fees	3,765
Distribution and service plan fees	7,065
Accounting and security lending fees	557
Custodian fees and expenses	35
Independent trustees' fees and expenses	11
Registration fees	222
Audit	46
Legal	7
Interest	1
Miscellaneous	12
Total expenses before reductions	27,432
Expense reductions	(89)
Total expenses after reductions		27,343
Net investment income (loss)		(10,783)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	328,294
Fidelity Central Funds	(10)
Foreign currency transactions	(57)
Total net realized gain (loss)		328,227
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $695)	135,009
Fidelity Central Funds	9
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		135,020
Net gain (loss)		463,247
Net increase (decrease) in net assets resulting from operations		$452,464

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(10,783)	$(14,109)
Net realized gain (loss)	328,227	421,232
Change in net unrealized appreciation (depreciation)	135,020	166,656
Net increase (decrease) in net assets resulting from operations	452,464	573,779
Distributions to shareholders	(375,736)	(214,543)
Share transactions - net increase (decrease)	2,116,391	138,173
Total increase (decrease) in net assets	2,193,119	497,409
Net Assets
Beginning of period	3,524,536	3,027,127
End of period	$5,717,655	$3,524,536

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Growth Opportunities Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$76.87	$68.76	$58.24	$66.87	$63.52	$54.89
Income from Investment Operations
Net investment income (loss)A	(.16)	(.25)	.04	.07	(.08)	(.11)
Net realized and unrealized gain (loss)	8.34	13.33	17.86	(1.46)	3.43	8.74
Total from investment operations	8.18	13.08	17.90	(1.39)	3.35	8.63
Distributions from net realized gain	(7.90)	(4.97)	(7.38)	(7.24)	–	–
Total distributions	(7.90)	(4.97)	(7.38)	(7.24)	–	–
Net asset value, end of period	$77.15	$76.87	$68.76	$58.24	$66.87	$63.52
Total ReturnB,C,D	12.55%	20.35%	34.64%	(2.37)%	5.27%	15.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.13%G	1.05%	.91%	.86%	1.05%	1.08%
Expenses net of fee waivers, if any	1.13%G	1.05%	.91%	.86%	1.05%	1.08%
Expenses net of all reductions	1.13%G	1.05%	.91%	.86%	1.05%	1.08%
Net investment income (loss)	(.43)%G	(.33)%	.06%	.13%	(.12)%	(.18)%
Supplemental Data
Net assets, end of period (in millions)	$1,050	$673	$540	$502	$664	$648
Portfolio turnover rateH	28%G	46%	52%	66%	51%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$76.28	$68.27	$57.99	$66.75	$63.55	$55.04
Income from Investment Operations
Net investment income (loss)A	(.25)	(.41)	(.10)	(.06)	(.23)	(.24)
Net realized and unrealized gain (loss)	8.27	13.24	17.76	(1.46)	3.43	8.75
Total from investment operations	8.02	12.83	17.66	(1.52)	3.20	8.51
Distributions from net realized gain	(7.90)	(4.82)	(7.38)	(7.24)	–	–
Total distributions	(7.90)	(4.82)	(7.38)	(7.24)	–	–
Net asset value, end of period	$76.40	$76.28	$68.27	$57.99	$66.75	$63.55
Total ReturnB,C,D	12.42%	20.07%	34.34%	(2.59)%	5.04%	15.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.37%G	1.28%	1.14%	1.09%	1.28%	1.31%
Expenses net of fee waivers, if any	1.37%G	1.28%	1.14%	1.09%	1.28%	1.31%
Expenses net of all reductions	1.36%G	1.28%	1.13%	1.09%	1.28%	1.31%
Net investment income (loss)	(.66)%G	(.57)%	(.17)%	(.10)%	(.35)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$1,853	$1,671	$1,492	$1,250	$1,461	$1,504
Portfolio turnover rateH	28%G	46%	52%	66%	51%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$67.03	$60.60	$52.52	$61.42	$58.78	$51.17
Income from Investment Operations
Net investment income (loss)A	(.39)	(.70)	(.37)	(.32)	(.52)	(.50)
Net realized and unrealized gain (loss)	7.09	11.68	15.83	(1.34)	3.16	8.11
Total from investment operations	6.70	10.98	15.46	(1.66)	2.64	7.61
Distributions from net realized gain	(7.90)	(4.55)	(7.38)	(7.24)	–	–
Total distributions	(7.90)	(4.55)	(7.38)	(7.24)	–	–
Net asset value, end of period	$65.83	$67.03	$60.60	$52.52	$61.42	$58.78
Total ReturnB,C,D	12.14%	19.44%	33.64%	(3.10)%	4.49%	14.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.88%G	1.81%	1.66%	1.61%	1.80%	1.83%
Expenses net of fee waivers, if any	1.88%G	1.81%	1.66%	1.61%	1.80%	1.83%
Expenses net of all reductions	1.88%G	1.80%	1.66%	1.61%	1.80%	1.83%
Net investment income (loss)	(1.18)%G	(1.09)%	(.69)%	(.62)%	(.87)%	(.93)%
Supplemental Data
Net assets, end of period (in millions)	$327	$244	$201	$178	$238	$212
Portfolio turnover rateH	28%G	46%	52%	66%	51%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$82.42	$73.38	$61.52	$70.05	$66.35	$57.18
Income from Investment Operations
Net investment income (loss)A	(.07)	(.05)	.22	.25	.11	.05
Net realized and unrealized gain (loss)	9.07	14.25	19.02	(1.54)	3.59	9.12
Total from investment operations	9.00	14.20	19.24	(1.29)	3.70	9.17
Distributions from net realized gain	(7.90)	(5.16)	(7.38)	(7.24)	–	–
Total distributions	(7.90)	(5.16)	(7.38)	(7.24)	–	–
Net asset value, end of period	$83.52	$82.42	$73.38	$61.52	$70.05	$66.35
Total ReturnB,C	12.71%	20.67%	35.01%	(2.09)%	5.58%	16.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%F	.78%	.63%	.58%	.77%	.81%
Expenses net of fee waivers, if any	.86%F	.78%	.63%	.58%	.77%	.81%
Expenses net of all reductions	.86%F	.78%	.63%	.58%	.77%	.81%
Net investment income (loss)	(.16)%F	(.06)%	.34%	.41%	.16%	.09%
Supplemental Data
Net assets, end of period (in millions)	$1,796	$850	$642	$562	$1,061	$1,357
Portfolio turnover rateG	28%F	46%	52%	66%	51%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$83.00	$73.88	$61.82	$70.27	$66.48	$57.20
Income from Investment Operations
Net investment income (loss)A	(.02)	.04	.32	.33	.20	.14
Net realized and unrealized gain (loss)	9.14	14.35	19.12	(1.54)	3.59	9.14
Total from investment operations	9.12	14.39	19.44	(1.21)	3.79	9.28
Distributions from net investment income	–	(.05)	–	–	–	–
Distributions from net realized gain	(7.90)	(5.22)	(7.38)	(7.24)	–	–
Total distributions	(7.90)	(5.27)	(7.38)	(7.24)	–	–
Net asset value, end of period	$84.22	$83.00	$73.88	$61.82	$70.27	$66.48
Total ReturnB,C	12.77%	20.82%	35.18%	(1.96)%	5.70%	16.22%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.66%	.51%	.45%	.64%	.67%
Expenses net of fee waivers, if any	.74%F	.66%	.50%	.45%	.64%	.67%
Expenses net of all reductions	.74%F	.65%	.50%	.45%	.64%	.67%
Net investment income (loss)	(.04)%F	.06%	.47%	.54%	.29%	.24%
Supplemental Data
Net assets, end of period (in millions)	$691	$88	$152	$7	$5	$3
Portfolio turnover rateG	28%F	46%	52%	66%	51%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$166,984	Market comparable	Enterprise value/Sales multiple (EV/S)	3.9 - 11.7 / 8.5	Increase
			Discount rate	20.6%	Decrease
			Premium rate	15.5%	Increase
		Market approach	Transaction price	$0.24 - $277.00 / $268.20	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $62 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,755,577
Gross unrealized depreciation	(279,074)
Net unrealized appreciation (depreciation)	$1,476,503
Tax cost	$4,601,174

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,486,705 and $638,351, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,080	$46
Class M	.25%	.25%	4,539	121
Class C	.75%	.25%	1,446	310
			$7,065	$477

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$555
Class M	79
Class C(a)	22
$656

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$790.18
Class M	1,528.17
Class C	273.19
Class I	1,067.17
Class Z	107.05
	$3,765

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $33 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,320	2.46%	$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,492. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $745, including $44 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $70 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Class A	$69,056	$38,843
Class M	172,195	104,766
Class C	28,420	14,984
Class I	81,919	45,003
Class Z	24,146	10,947
Total	$375,736	$214,543

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
Class A
Shares sold	5,107	1,765	$394,063	$132,452
Reinvestment of distributions	1,004	567	65,327	36,792
Shares redeemed	(1,244)	(1,443)	(95,130)	(104,059)
Net increase (decrease)	4,867	889	$364,260	$65,185
Class M
Shares sold	1,755	2,091	$131,441	$152,273
Reinvestment of distributions	2,574	1,564	165,967	100,981
Shares redeemed	(1,981)	(3,604)	(148,072)	(258,947)
Net increase (decrease)	2,348	51	$149,336	$(5,693)
Class C
Shares sold	2,262	889	$147,770	$58,616
Reinvestment of distributions	482	240	26,865	13,699
Shares redeemed	(1,408)	(811)	(92,896)	(51,367)
Net increase (decrease)	1,336	318	$81,739	$20,948
Class I
Shares sold	12,755	3,407	$1,065,525	$274,660
Reinvestment of distributions	845	448	59,435	31,123
Shares redeemed	(2,402)	(2,298)	(198,177)	(178,161)
Net increase (decrease)	11,198	1,557	$926,783	$127,622
Class Z
Shares sold	7,592	1,090	$635,874	$88,159
Reinvestment of distributions	324	150	22,945	10,497
Shares redeemed	(771)	(2,233)	(64,546)	(168,545)
Net increase (decrease)	7,145	(993)	$594,273	$(69,889)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Class A	1.13%
Actual		$1,000.00	$1,125.50	$5.99
Hypothetical-C		$1,000.00	$1,019.30	$5.69
Class M	1.37%
Actual		$1,000.00	$1,124.20	$7.26
Hypothetical-C		$1,000.00	$1,018.10	$6.89
Class C	1.88%
Actual		$1,000.00	$1,121.40	$9.94
Hypothetical-C		$1,000.00	$1,015.56	$9.45
Class I	.86%
Actual		$1,000.00	$1,127.10	$4.56
Hypothetical-C		$1,000.00	$1,020.64	$4.33
Class Z	.74%
Actual		$1,000.00	$1,127.70	$3.93
Hypothetical-C		$1,000.00	$1,021.24	$3.73

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Growth Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in July 2015 and September 2016. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Growth Opportunities Fund

2018 Total Return % vs. Morningstar Large Growth and Russell 1000 Growth:

75% beaten
25% beaten
Benchmark
Class I
Class C
35.0
30.0
25.0
20.0
15.0
32.1
30.8
24.7
22.5
16.8
1 Year
65.0
60.0
55.0
50.0
45.0
40.0
35.0
60.2
55.4
52.0
49.4
36.0
3 Year
130.0
120.0
110.0
100.0
90.0
80.0
125.2
113.9
113.3
111.6
84.9
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	96%	93%	87%
Class C	95%	89%	78%
Class I	96%	95%	89%
Class M	96%	92%	85%
Class Z	96%	95%	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Growth Opportunities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

GO-SANN-0719
1.704615.121

Fidelity Advisor® Growth & Income Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Exxon Mobil Corp.	4.6
General Electric Co.	4.4
Microsoft Corp.	4.4
Comcast Corp. Class A	3.9
Altria Group, Inc.	3.4
Bank of America Corp.	3.3
JPMorgan Chase & Co.	2.5
Wells Fargo & Co.	2.4
Qualcomm, Inc.	2.2
Johnson & Johnson	1.9
33.0

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Financials	18.5
Health Care	14.5
Industrials	14.5
Information Technology	14.5
Energy	10.8

Asset Allocation (% of fund's net assets)

As of May 31, 2019*,**
Stocks	94.7%
Convertible Securities	0.4%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.7%

 * Foreign investments – 11.8%

 ** Written options – (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
		Shares	Value (000s)
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.		20,654	$632
Verizon Communications, Inc.		137,009	7,446
			8,078
Entertainment - 0.9%
Activision Blizzard, Inc.		31,700	1,375
Vivendi SA		113,300	3,051
			4,426
Interactive Media & Services - 0.5%
Alphabet, Inc.:
Class A (a)		1,173	1,298
Class C (a)		1,213	1,339
			2,637
Media - 4.8%
Comcast Corp. Class A		478,358	19,613
Fox Corp. Class A		34,200	1,205
Interpublic Group of Companies, Inc.		111,700	2,370
Omnicom Group, Inc.		15,000	1,160
			24,348

TOTAL COMMUNICATION SERVICES			39,489

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
Gentex Corp.		25,200	538
Specialty Retail - 0.9%
Lowe's Companies, Inc.		36,857	3,438
TJX Companies, Inc.		25,140	1,264
			4,702
Textiles, Apparel & Luxury Goods - 0.1%
Puma AG		207	120
PVH Corp.		4,200	358
			478

TOTAL CONSUMER DISCRETIONARY			5,718

CONSUMER STAPLES - 9.5%
Beverages - 1.2%
The Coca-Cola Co.		120,584	5,924
Food & Staples Retailing - 1.7%
Walgreens Boots Alliance, Inc.		16,000	789
Walmart, Inc.		79,610	8,076
			8,865
Food Products - 0.8%
Nestle SA sponsored ADR		26,200	2,598
The Hershey Co.		11,800	1,557
			4,155
Household Products - 1.6%
Colgate-Palmolive Co.		1,600	111
Procter & Gamble Co. (b)		65,235	6,713
Spectrum Brands Holdings, Inc.		24,500	1,290
			8,114
Tobacco - 4.2%
Altria Group, Inc.		349,120	17,128
British American Tobacco PLC sponsored ADR		114,680	3,976
			21,104

TOTAL CONSUMER STAPLES			48,162

ENERGY - 10.6%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A		103,700	2,220
Oceaneering International, Inc. (a)		56,100	920
			3,140
Oil, Gas & Consumable Fuels - 10.0%
BP PLC sponsored ADR		172,677	7,031
Cenovus Energy, Inc.		3,000	25
Cenovus Energy, Inc. (Canada)		817,300	6,700
Chevron Corp.		13,063	1,487
Equinor ASA sponsored ADR		217,600	4,167
Exxon Mobil Corp.		327,100	23,149
Galp Energia SGPS SA Class B		100,100	1,507
Hess Corp.		50,500	2,821
Kosmos Energy Ltd.		404,800	2,494
Legacy Reserves, Inc. (a)		86,500	11
The Williams Companies, Inc.		48,346	1,275
Valero Energy Corp.		2,600	183
			50,850

TOTAL ENERGY			53,990

FINANCIALS - 18.5%
Banks - 12.9%
Bank of America Corp.		622,342	16,554
Citigroup, Inc.		115,627	7,186
First Hawaiian, Inc.		30,600	762
JPMorgan Chase & Co.		117,643	12,465
M&T Bank Corp.		4,800	766
PNC Financial Services Group, Inc.		47,316	6,021
SunTrust Banks, Inc.		91,035	5,463
U.S. Bancorp		83,030	4,168
Wells Fargo & Co.		275,050	12,204
			65,589
Capital Markets - 4.1%
Apollo Global Management LLC Class A		7,000	206
Brookfield Asset Management, Inc.		4,200	193
Cboe Global Markets, Inc.		3,610	392
Charles Schwab Corp.		44,913	1,869
FS KKR Capital Corp.		3,600	21
KKR & Co. LP		71,313	1,589
Morgan Stanley		57,530	2,341
Northern Trust Corp.		77,237	6,605
Oaktree Capital Group LLC Class A		26,894	1,300
S&P Global, Inc.		2,900	620
State Street Corp.		100,470	5,551
			20,687
Insurance - 1.2%
Chubb Ltd.		16,200	2,366
Marsh & McLennan Companies, Inc.		17,266	1,651
The Travelers Companies, Inc.		12,700	1,849
			5,866
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.		74,490	1,672

TOTAL FINANCIALS			93,814

HEALTH CARE - 14.2%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)		29,600	3,365
Amgen, Inc.		4,200	700
Celgene Corp. (a)		9,300	872
Intercept Pharmaceuticals, Inc. (a)		18,495	1,532
			6,469
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.		300	70
Boston Scientific Corp. (a)		19,500	749
			819
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.		44,000	3,426
Cardinal Health, Inc.		78,300	3,294
Cigna Corp.		26,500	3,923
CVS Health Corp.		156,751	8,209
Humana, Inc.		3,100	759
McKesson Corp.		45,733	5,586
Patterson Companies, Inc.		55,000	1,156
UnitedHealth Group, Inc.		16,700	4,038
			30,391
Pharmaceuticals - 6.7%
Bayer AG		97,238	5,750
Bristol-Myers Squibb Co.		168,600	7,649
GlaxoSmithKline PLC sponsored ADR		215,609	8,331
Johnson & Johnson		71,401	9,364
Novartis AG sponsored ADR		5,101	437
Perrigo Co. PLC		13,900	584
Sanofi SA		26,518	2,142
			34,257

TOTAL HEALTH CARE			71,936

INDUSTRIALS - 14.4%
Aerospace & Defense - 1.9%
General Dynamics Corp.		13,600	2,187
Huntington Ingalls Industries, Inc.		5,900	1,210
Meggitt PLC		350	2
United Technologies Corp.		48,331	6,104
			9,503
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.		11,900	948
Expeditors International of Washington, Inc.		800	56
United Parcel Service, Inc. Class B		81,879	7,608
			8,612
Commercial Services & Supplies - 0.5%
Healthcare Services Group, Inc. (c)		33,900	1,072
Interface, Inc.		52,500	760
Ritchie Bros. Auctioneers, Inc.		1,700	57
Stericycle, Inc. (a)		10,525	488
			2,377
Electrical Equipment - 0.7%
Acuity Brands, Inc.		14,400	1,781
Hubbell, Inc. Class B		14,012	1,605
Rockwell Automation, Inc.		1,900	283
			3,669
Industrial Conglomerates - 4.4%
3M Co.		1,000	160
General Electric Co.		2,361,293	22,291
			22,451
Machinery - 0.9%
Deere & Co.		3,200	449
Donaldson Co., Inc.		17,000	807
Flowserve Corp.		44,800	2,081
Wabtec Corp. (c)		23,531	1,468
			4,805
Professional Services - 0.6%
RELX PLC (London Stock Exchange)		124,600	2,902
Road & Rail - 3.0%
J.B. Hunt Transport Services, Inc.		42,720	3,637
Knight-Swift Transportation Holdings, Inc. Class A		110,200	3,046
Norfolk Southern Corp.		16,708	3,260
Union Pacific Corp.		33,600	5,604
			15,547
Trading Companies & Distributors - 0.7%
Fastenal Co.		13,600	416
Watsco, Inc.		19,164	3,016
			3,432

TOTAL INDUSTRIALS			73,298

INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 0.2%
Cisco Systems, Inc. (b)		20,671	1,076
Electronic Equipment & Components - 0.1%
Avnet, Inc.		10,400	425
IT Services - 2.6%
IBM Corp.		5,500	698
MasterCard, Inc. Class A		4,190	1,054
Paychex, Inc. (b)		35,109	3,012
Unisys Corp. (a)		72,692	705
Visa, Inc. Class A		48,140	7,766
			13,235
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.		6,400	618
Applied Materials, Inc.		54,800	2,120
Lam Research Corp.		5,400	943
Marvell Technology Group Ltd.		8,900	198
NVIDIA Corp.		3,100	420
Qualcomm, Inc.		164,898	11,018
			15,317
Software - 6.9%
Microsoft Corp.		179,473	22,197
Oracle Corp.		141,184	7,144
SAP SE sponsored ADR		44,400	5,465
			34,806
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.		48,573	8,504

TOTAL INFORMATION TECHNOLOGY			73,363

MATERIALS - 1.1%
Chemicals - 1.1%
DowDuPont, Inc.		44,400	1,355
International Flavors & Fragrances, Inc.		5,200	704
Nutrien Ltd.		46,680	2,277
The Scotts Miracle-Gro Co. Class A		12,600	1,128
			5,464
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.		13,200	2,756
CoreSite Realty Corp.		13,200	1,541
Equinix, Inc.		5,710	2,774
Public Storage		3,400	809
Simon Property Group, Inc.		3,200	519
Spirit Realty Capital, Inc.		3,260	139
			8,538
UTILITIES - 1.3%
Electric Utilities - 1.1%
Duke Energy Corp.		13,300	1,139
Exelon Corp.		27,700	1,332
PPL Corp.		53,900	1,604
Southern Co.		26,600	1,423
			5,498
Multi-Utilities - 0.2%
Sempra Energy		7,000	920

TOTAL UTILITIES			6,418

TOTAL COMMON STOCKS
(Cost $407,135)			480,190

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%		20,800	1,209
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Avantor, Inc. Series A 6.25%		5,100	313

TOTAL CONVERTIBLE PREFERRED STOCKS			1,522

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)		38,401,830	49
TOTAL PREFERRED STOCKS
(Cost $1,476)			1,571
		Principal Amount (000s)(d)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. 2% 5/15/26		180	182
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (e)	EUR	500	379
TOTAL CONVERTIBLE BONDS
(Cost $716)			561
		Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $1,470)		1,469,796	742

Money Market Funds - 5.2%
Fidelity Cash Central Fund 2.41% (i)		23,956,308	23,961
Fidelity Securities Lending Cash Central Fund 2.42% (i)(j)		2,561,773	2,562
TOTAL MONEY MARKET FUNDS
(Cost $26,523)			26,523
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $437,320)			509,587
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(2,306)
NET ASSETS - 100%			$507,281

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Cisco Systems, Inc.	Chicago Board Options Exchange	62	$323	$55.00	6/21/19	$(1)
Paychex, Inc.	Chicago Board Options Exchange	1	9	75.00	6/21/19	(1)
Procter & Gamble Co.	Chicago Board Options Exchange	74	762	97.50	6/21/19	(44)
Procter & Gamble Co.	Chicago Board Options Exchange	75	772	105.00	6/21/19	(7)
TOTAL WRITTEN OPTIONS						$(53)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $1,866,000.

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $379,000 or 0.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $742,000 or 0.1% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$1,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$194
Fidelity Securities Lending Cash Central Fund	7
Total	$201

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$39,489	$36,438	$3,051	$--
Consumer Discretionary	5,718	5,718	--	--
Consumer Staples	48,162	48,162	--	--
Energy	53,990	53,990	--	--
Financials	93,814	93,814	--	--
Health Care	73,145	64,044	9,101	--
Industrials	73,660	73,347	313	--
Information Technology	73,363	73,363	--	--
Materials	5,464	5,464	--	--
Real Estate	8,538	8,538	--	--
Utilities	6,418	6,418	--	--
Corporate Bonds	561	--	561	--
Other	742	--	--	742
Money Market Funds	26,523	26,523	--	--
Total Investments in Securities:	$509,587	$495,819	$13,026	$742
Derivative Instruments:
Liabilities
Written Options	$(53)	$(53)	$--	$--
Total Liabilities	$(53)	$(53)	$--	$--
Total Derivative Instruments:	$(53)	$(53)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(53)
Total Equity Risk	0	(53)
Total Value of Derivatives	$0	$(53)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.2%
United Kingdom	4.4%
Germany	2.2%
Canada	1.8%
Switzerland	1.1%
France	1.0%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,490) — See accompanying schedule: Unaffiliated issuers (cost $410,797)	$483,064
Fidelity Central Funds (cost $26,523)	26,523
Total Investment in Securities (cost $437,320)		$509,587
Restricted cash		49
Receivable for investments sold		1,133
Receivable for fund shares sold		168
Dividends receivable		1,400
Interest receivable		28
Distributions receivable from Fidelity Central Funds		56
Other receivables		11
Total assets		512,432
Liabilities
Payable for investments purchased	$1,733
Payable for fund shares redeemed	306
Accrued management fee	194
Distribution and service plan fees payable	159
Written options, at value (premium received $30)	53
Other affiliated payables	104
Other payables and accrued expenses	38
Collateral on securities loaned	2,564
Total liabilities		5,151
Net Assets		$507,281
Net Assets consist of:
Paid in capital		$416,144
Total distributable earnings (loss)		91,137
Net Assets		$507,281
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($258,784 ÷ 10,629.7 shares)(a)		$24.35
Maximum offering price per share (100/94.25 of $24.35)		$25.84
Class M:
Net Asset Value and redemption price per share ($158,364 ÷ 6,498.7 shares)(a)		$24.37
Maximum offering price per share (100/96.50 of $24.37)		$25.25
Class C:
Net Asset Value and offering price per share ($36,441 ÷ 1,610.3 shares)(a)		$22.63
Class I:
Net Asset Value, offering price and redemption price per share ($46,087 ÷ 1,850.0 shares)		$24.91
Class Z:
Net Asset Value, offering price and redemption price per share ($7,605 ÷ 304.7 shares)		$24.96

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$7,371
Non-Cash dividends		754
Interest		10
Income from Fidelity Central Funds		201
Total income		8,336
Expenses
Management fee	$1,146
Transfer agent fees	515
Distribution and service plan fees	1,015
Accounting and security lending fees	101
Custodian fees and expenses	16
Independent trustees' fees and expenses	1
Registration fees	47
Audit	37
Legal	3
Miscellaneous	3
Total expenses before reductions	2,884
Expense reductions	(12)
Total expenses after reductions		2,872
Net investment income (loss)		5,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,395
Foreign currency transactions	1
Written options	155
Total net realized gain (loss)		17,551
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(38,015)
Written options	(55)
Total change in net unrealized appreciation (depreciation)		(38,070)
Net gain (loss)		(20,519)
Net increase (decrease) in net assets resulting from operations		$(15,055)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,464	$8,015
Net realized gain (loss)	17,551	61,138
Change in net unrealized appreciation (depreciation)	(38,070)	(49,485)
Net increase (decrease) in net assets resulting from operations	(15,055)	19,668
Distributions to shareholders	(62,774)	(50,628)
Share transactions - net increase (decrease)	23,629	(3,254)
Total increase (decrease) in net assets	(54,200)	(34,214)
Net Assets
Beginning of period	561,481	595,695
End of period	$507,281	$561,481

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Growth & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.69	$30.29	$26.89	$26.36	$28.95	$25.87
Income from Investment Operations
Net investment income (loss)A	.28	.43	.41	.37	.42	.40
Net realized and unrealized gain (loss)	(1.28)	.58	3.83	2.12	(.76)B	2.97
Total from investment operations	(1.00)	1.01	4.24	2.49	(.34)	3.37
Distributions from net investment income	(.47)	(.36)	(.39)C	(.39)	(.36)	(.11)
Distributions from net realized gain	(2.87)	(2.26)	(.45)C	(1.57)	(1.88)	(.18)
Total distributions	(3.34)	(2.61)D	(.84)	(1.96)	(2.25)E	(.29)
Net asset value, end of period	$24.35	$28.69	$30.29	$26.89	$26.36	$28.95
Total ReturnF,G,H	(2.28)%	3.42%	16.15%	10.59%	(.96)%B	13.20%
Ratios to Average Net AssetsI,J
Expenses before reductions	.97%K	.96%	.97%	.99%	.99%	1.01%
Expenses net of fee waivers, if any	.97%K	.96%	.97%	.99%	.98%	1.01%
Expenses net of all reductions	.96%K	.95%	.97%	.99%	.98%	1.01%
Net investment income (loss)	2.23%K	1.49%	1.47%	1.51%	1.57%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$259	$243	$255	$253	$244	$276
Portfolio turnover rateL	32%K	40%	36%	31%	35%	44%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.10)%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.61 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.257 per share.

 E Total distributions of $2.25 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $1.883 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.67	$30.26	$26.87	$26.32	$28.91	$25.84
Income from Investment Operations
Net investment income (loss)A	.25	.36	.34	.31	.35	.33
Net realized and unrealized gain (loss)	(1.29)	.59	3.82	2.12	(.76)B	2.97
Total from investment operations	(1.04)	.95	4.16	2.43	(.41)	3.30
Distributions from net investment income	(.39)	(.28)	(.32)C	(.32)	(.29)	(.05)
Distributions from net realized gain	(2.87)	(2.26)	(.45)C	(1.57)	(1.88)	(.18)
Total distributions	(3.26)	(2.54)	(.77)	(1.88)D	(2.18)E	(.23)
Net asset value, end of period	$24.37	$28.67	$30.26	$26.87	$26.32	$28.91
Total ReturnF,G,H	(2.45)%	3.19%	15.85%	10.36%	(1.22)%B	12.91%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.22%K	1.21%	1.23%	1.24%	1.23%	1.25%
Expenses net of fee waivers, if any	1.21%K	1.21%	1.22%	1.24%	1.23%	1.25%
Expenses net of all reductions	1.21%K	1.20%	1.22%	1.24%	1.23%	1.24%
Net investment income (loss)	1.98%K	1.24%	1.22%	1.26%	1.32%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$158	$175	$186	$176	$180	$216
Portfolio turnover rateL	32%K	40%	36%	31%	35%	44%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.36)%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.88 per share is comprised of distributions from net investment income of $.319 and distributions from net realized gain of $1.565 per share.

 E Total distributions of $2.18 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $1.883 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.79	$28.45	$25.33	$24.92	$27.51	$24.66
Income from Investment Operations
Net investment income (loss)A	.17	.20	.19	.17	.21	.19
Net realized and unrealized gain (loss)	(1.21)	.55	3.60	2.01	(.73)B	2.84
Total from investment operations	(1.04)	.75	3.79	2.18	(.52)	3.03
Distributions from net investment income	(.26)	(.15)	(.22)C	(.21)	(.18)	–
Distributions from net realized gain	(2.87)	(2.26)	(.45)C	(1.57)	(1.88)	(.18)
Total distributions	(3.12)D	(2.41)	(.67)	(1.77)E	(2.07)F	(.18)
Net asset value, end of period	$22.63	$26.79	$28.45	$25.33	$24.92	$27.51
Total ReturnG,H,I	(2.69)%	2.64%	15.28%	9.81%	(1.74)%B	12.38%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.74%L	1.72%	1.73%	1.74%	1.73%	1.74%
Expenses net of fee waivers, if any	1.74%L	1.71%	1.73%	1.74%	1.73%	1.74%
Expenses net of all reductions	1.73%L	1.71%	1.72%	1.74%	1.73%	1.74%
Net investment income (loss)	1.46%L	.73%	.72%	.76%	.82%	.74%
Supplemental Data
Net assets, end of period (in millions)	$36	$75	$86	$80	$79	$85
Portfolio turnover rateM	32%L	40%	36%	31%	35%	44%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.88)%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $3.12 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $2.869 per share.

 E Total distributions of $1.77 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $1.565 per share.

 F Total distributions of $2.07 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.883 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$29.33	$30.91	$27.41	$26.85	$29.47	$26.13
Income from Investment Operations
Net investment income (loss)A	.32	.52	.50	.44	.50	.49
Net realized and unrealized gain (loss)	(1.33)	.60	3.90	2.16	(.78)B	3.03
Total from investment operations	(1.01)	1.12	4.40	2.60	(.28)	3.52
Distributions from net investment income	(.54)	(.44)	(.45)C	(.48)	(.45)	–
Distributions from net realized gain	(2.87)	(2.26)	(.45)C	(1.57)	(1.88)	(.18)
Total distributions	(3.41)	(2.70)	(.90)	(2.04)D	(2.34)E	(.18)
Net asset value, end of period	$24.91	$29.33	$30.91	$27.41	$26.85	$29.47
Total ReturnF,G	(2.20)%	3.71%	16.45%	10.91%	(.70)%B	13.56%
Ratios to Average Net AssetsH,I
Expenses before reductions	.70%J	.69%	.70%	.73%	.71%	.70%
Expenses net of fee waivers, if any	.70%J	.69%	.70%	.73%	.70%	.70%
Expenses net of all reductions	.70%J	.69%	.70%	.73%	.70%	.70%
Net investment income (loss)	2.49%J	1.75%	1.74%	1.77%	1.86%	1.78%
Supplemental Data
Net assets, end of period (in millions)	$46	$47	$53	$35	$36	$28
Portfolio turnover rateK	32%J	40%	36%	31%	35%	44%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (.84)%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.04 per share is comprised of distributions from net investment income of $.478 and distributions from net realized gain of $1.565 per share.

 E Total distributions of $2.34 per share is comprised of distributions from net investment income of $.454 and distributions from net realized gain of $1.883 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$29.35	$30.94	$27.35
Income from Investment Operations
Net investment income (loss)B	.35	.56	.51
Net realized and unrealized gain (loss)	(1.33)	.59	3.08
Total from investment operations	(.98)	1.15	3.59
Distributions from net investment income	(.54)	(.49)	–
Distributions from net realized gain	(2.87)	(2.26)	–
Total distributions	(3.41)	(2.74)C	–
Net asset value, end of period	$24.96	$29.35	$30.94
Total ReturnD,E	(2.09)%	3.84%	13.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.56%	.57%H
Expenses net of fee waivers, if any	.56%H	.56%	.57%H
Expenses net of all reductions	.56%H	.55%	.57%H
Net investment income (loss)	2.63%H	1.89%	2.13%H
Supplemental Data
Net assets, end of period (in millions)	$8	$22	$16
Portfolio turnover rateI	32%H	40%	36%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.74 per share is comprised of distributions from net investment income of $.486 and distributions from net realized gain of $2.257 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

Gross unrealized appreciation	$115,062
Gross unrealized depreciation	(44,661)
Net unrealized appreciation (depreciation)	$70,401
Tax cost	$439,163

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $791 in this Subsidiary, representing .16% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options"and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $80,448 and $126,239, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$308	$7
Class M	.25%	.25%	414	10
Class C	.75%	.25%	293	27
			$1,015	$44

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$31
Class M	8
Class C(a)	1
$40

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$247.20
Class M	164.20
Class C	61.21
Class I	41.19
Class Z	2.05
	$515

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Class A	$28,125	$21,875
Class M	19,861	15,518
Class C	8,665	7,230
Class I	5,384	4,343
Class Z	739	1,662
Total	$62,774	$50,628

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
Class A
Shares sold	1,822	693	$45,365	$20,030
Reinvestment of distributions	1,185	728	26,128	20,716
Shares redeemed	(851)	(1,369)	(20,965)	(39,630)
Net increase (decrease)	2,156	52	$50,528	$1,116
Class M
Shares sold	248	403	$6,180	$11,720
Reinvestment of distributions	879	533	19,427	15,179
Shares redeemed	(725)	(977)	(17,933)	(28,255)
Net increase (decrease)	402	(41)	$7,674	$(1,356)
Class C
Shares sold	182	259	$4,189	$7,069
Reinvestment of distributions	415	251	8,532	6,699
Shares redeemed	(1,794)	(729)	(41,909)	(19,873)
Net increase (decrease)	(1,197)	(219)	$(29,188)	$(6,105)
Class I
Shares sold	402	464	$10,315	$13,745
Reinvestment of distributions	212	136	4,787	3,952
Shares redeemed	(357)	(714)	(8,999)	(21,373)
Net increase (decrease)	257	(114)	$6,103	$(3,676)
Class Z
Shares sold	207	711	$5,346	$21,177
Reinvestment of distributions	19	15	425	433
Shares redeemed	(659)	(505)	(17,259)	(14,843)
Net increase (decrease)	(433)	221	$(11,488)	$6,767

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Class A	.97%
Actual		$1,000.00	$977.20	$4.78
Hypothetical-C		$1,000.00	$1,020.09	$4.89
Class M	1.21%
Actual		$1,000.00	$975.50	$5.96
Hypothetical-C		$1,000.00	$1,018.90	$6.09
Class C	1.74%
Actual		$1,000.00	$973.10	$8.56
Hypothetical-C		$1,000.00	$1,016.26	$8.75
Class I	.70%
Actual		$1,000.00	$978.00	$3.45
Hypothetical-C		$1,000.00	$1,021.44	$3.53
Class Z	.56%
Actual		$1,000.00	$979.10	$2.76
Hypothetical-C		$1,000.00	$1,022.14	$2.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Growth & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Growth & Income Fund

2018 Total Return % vs. Morningstar Large Blend and S&P 500:

75% beaten
25% beaten
Benchmark
Class I
Class C
15.00
14.00
13.00
12.00
11.00
10.00
9.00
8.00
14.37
14.38
10.63
10.63
9.50
1 Year
45.0
40.0
35.0
30.0
25.0
40.2
38.0
30.4
28.6
26.5
3 Year
90.0
80.0
70.0
60.0
87.7
83.9
69.2
67.6
60.6
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	21%	26%	24%
Class C	16%	19%	15%
Class I	24%	30%	28%
Class M	19%	24%	20%
Class Z	25%	-	-

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Growth & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGAI-SANN-0719
1.704634.121

Fidelity Advisor® Small Cap Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Essent Group Ltd.	1.9
BJ's Wholesale Club Holdings, Inc.	1.7
Generac Holdings, Inc.	1.7
Booz Allen Hamilton Holding Corp. Class A	1.7
Cushman & Wakefield PLC	1.6
Grand Canyon Education, Inc.	1.6
LPL Financial	1.6
First Cash Financial Services, Inc.	1.5
ICON PLC	1.5
ITT, Inc.	1.5
16.3

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Financials	18.0
Information Technology	16.9
Industrials	16.3
Health Care	14.6
Consumer Discretionary	13.7

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 13.2%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.8%
Interactive Media & Services - 0.9%
CarGurus, Inc. Class A (a)	466,800	$15,946
Media - 1.1%
The New York Times Co. Class A	604,300	19,229
Wireless Telecommunication Services - 0.8%
Boingo Wireless, Inc. (a)	745,000	14,081

TOTAL COMMUNICATION SERVICES		49,256

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.5%
Dorman Products, Inc. (a)	107,500	8,778
Diversified Consumer Services - 1.6%
Grand Canyon Education, Inc. (a)	238,700	28,611
Hotels, Restaurants & Leisure - 4.1%
Churchill Downs, Inc.	242,400	23,896
Hilton Grand Vacations, Inc. (a)	658,613	16,742
Planet Fitness, Inc. (a)	296,300	22,658
YETI Holdings, Inc. (b)	332,200	7,946
		71,242
Household Durables - 3.4%
Cavco Industries, Inc. (a)	126,700	18,194
Taylor Morrison Home Corp. (a)	553,900	11,061
TopBuild Corp. (a)	272,500	21,601
TRI Pointe Homes, Inc. (a)	786,300	9,671
		60,527
Leisure Products - 0.4%
Brunswick Corp.	176,400	7,317
Specialty Retail - 2.4%
Boot Barn Holdings, Inc. (a)	485,600	12,689
Murphy U.S.A., Inc. (a)	160,400	12,874
The Children's Place Retail Stores, Inc. (b)	188,900	17,503
		43,066
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	142,500	11,986
Rattler Midstream LP	539,500	10,099
		22,085

TOTAL CONSUMER DISCRETIONARY		241,626

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.7%
BJ's Wholesale Club Holdings, Inc.	1,234,130	30,829
Food Products - 1.4%
Nomad Foods Ltd. (a)	1,141,500	24,223

TOTAL CONSUMER STAPLES		55,052

ENERGY - 2.0%
Energy Equipment & Services - 1.1%
Hess Midstream Partners LP	1,012,248	19,536
Oil, Gas & Consumable Fuels - 0.9%
Alliance Resource Partners LP	455,600	7,841
Noble Midstream Partners LP	244,433	7,394
		15,235

TOTAL ENERGY		34,771

FINANCIALS - 18.0%
Banks - 7.5%
Cadence Bancorp Class A	581,300	10,754
ConnectOne Bancorp, Inc.	962,700	20,226
CVB Financial Corp.	597,100	12,270
First Citizens Bancshares, Inc.	49,200	20,669
First Interstate Bancsystem, Inc.	422,100	15,580
Independent Bank Corp., Massachusetts	275,500	19,106
Old National Bancorp, Indiana	751,900	11,985
ServisFirst Bancshares, Inc.	460,200	14,423
Trico Bancshares	186,600	6,960
		131,973
Capital Markets - 3.6%
Blucora, Inc. (a)	495,700	15,352
LPL Financial	349,400	28,029
Morningstar, Inc.	135,400	18,961
Tradeweb Markets, Inc. Class A	8,300	374
		62,716
Consumer Finance - 1.5%
First Cash Financial Services, Inc.	282,100	26,721
Insurance - 2.5%
Enstar Group Ltd. (a)	72,400	11,903
Hastings Group Holdings PLC (c)	4,664,864	10,621
Primerica, Inc.	186,200	21,387
		43,911
Thrifts & Mortgage Finance - 2.9%
Essent Group Ltd. (a)	696,523	32,709
WSFS Financial Corp.	438,900	17,420
		50,129

TOTAL FINANCIALS		315,450

HEALTH CARE - 14.6%
Biotechnology - 2.9%
Allakos, Inc. (a)	98,400	3,857
Array BioPharma, Inc. (a)	439,600	11,614
Atara Biotherapeutics, Inc. (a)	154,300	3,427
Audentes Therapeutics, Inc. (a)	89,700	3,150
FibroGen, Inc. (a)	155,500	5,635
Heron Therapeutics, Inc. (a)	216,500	3,687
Kezar Life Sciences, Inc.	164,200	1,555
Mirati Therapeutics, Inc. (a)(b)	100,500	6,813
Principia Biopharma, Inc.	97,500	2,853
Swedish Orphan Biovitrum AB (a)	497,000	8,859
		51,450
Health Care Equipment & Supplies - 3.3%
Avanos Medical, Inc. (a)	218,100	8,218
Integra LifeSciences Holdings Corp. (a)	379,000	17,661
LivaNova PLC (a)	100,100	7,197
Masimo Corp. (a)	91,900	12,015
Merit Medical Systems, Inc. (a)	250,100	12,913
		58,004
Health Care Providers & Services - 3.0%
Chemed Corp.	77,800	25,514
Encompass Health Corp.	277,000	16,321
G1 Therapeutics, Inc. (a)	57,500	1,205
LHC Group, Inc. (a)	81,777	9,264
		52,304
Life Sciences Tools & Services - 4.0%
Charles River Laboratories International, Inc. (a)	174,400	21,878
Codexis, Inc. (a)	151,000	2,733
ICON PLC (a)	188,000	26,613
PRA Health Sciences, Inc. (a)	210,600	18,265
		69,489
Pharmaceuticals - 1.4%
Horizon Pharma PLC (a)	237,400	5,657
Supernus Pharmaceuticals, Inc. (a)	535,400	16,078
Zogenix, Inc. (a)	100,100	3,773
		25,508

TOTAL HEALTH CARE		256,755

INDUSTRIALS - 16.3%
Building Products - 2.6%
Armstrong World Industries, Inc.	296,600	26,308
Gibraltar Industries, Inc. (a)	258,400	9,225
GMS, Inc. (a)	587,400	9,892
		45,425
Commercial Services & Supplies - 0.5%
Coor Service Management Holding AB (c)	964,502	8,185
Construction & Engineering - 0.8%
EMCOR Group, Inc.	166,100	13,381
Electrical Equipment - 1.7%
Generac Holdings, Inc. (a)	549,400	30,299
Industrial Conglomerates - 1.5%
ITT, Inc.	457,200	26,344
Machinery - 5.5%
Cactus, Inc. (a)	462,682	15,060
Douglas Dynamics, Inc.	296,100	10,985
Gardner Denver Holdings, Inc. (a)	344,600	11,706
Luxfer Holdings PLC sponsored	791,300	18,967
Oshkosh Corp.	313,900	22,347
Rexnord Corp. (a)	683,800	17,991
		97,056
Professional Services - 3.7%
Asgn, Inc. (a)	321,200	16,294
FTI Consulting, Inc. (a)	164,800	13,830
ICF International, Inc.	316,879	23,097
Navigant Consulting, Inc.	563,700	12,401
		65,622

TOTAL INDUSTRIALS		286,312

INFORMATION TECHNOLOGY - 16.9%
Electronic Equipment & Components - 3.9%
CDW Corp.	262,000	25,791
ePlus, Inc. (a)	191,089	13,502
Napco Security Technolgies, Inc. (a)	161,700	4,321
SYNNEX Corp.	295,641	25,635
		69,249
IT Services - 5.0%
Booz Allen Hamilton Holding Corp. Class A	472,900	29,873
Euronet Worldwide, Inc. (a)	149,500	23,178
Genpact Ltd.	588,200	21,263
Hackett Group, Inc.	331,940	5,341
Verra Mobility Corp. (a)	530,600	7,418
		87,073
Semiconductors & Semiconductor Equipment - 1.3%
Entegris, Inc.	642,200	22,053
Software - 6.7%
j2 Global, Inc.	241,100	20,322
Nuance Communications, Inc. (a)	970,900	16,670
Pegasystems, Inc.	218,000	15,727
Pivotal Software, Inc. (a)	511,200	10,173
Proofpoint, Inc. (a)	151,400	17,011
PROS Holdings, Inc. (a)	293,600	16,647
RealPage, Inc. (a)	143,500	8,369
Zensar Technologies Ltd.	3,597,030	12,913
		117,832

TOTAL INFORMATION TECHNOLOGY		296,207

MATERIALS - 3.9%
Chemicals - 1.6%
Ashland Global Holdings, Inc.	204,700	15,326
Element Solutions, Inc. (a)	1,291,200	12,215
		27,541
Construction Materials - 0.7%
Eagle Materials, Inc.	132,700	11,420
Containers & Packaging - 1.3%
Aptargroup, Inc.	209,200	23,696
Paper & Forest Products - 0.3%
Neenah, Inc.	101,000	5,773

TOTAL MATERIALS		68,430

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Americold Realty Trust	739,400	23,143
CoreSite Realty Corp.	100,600	11,742
EPR Properties	176,800	13,808
		48,693
Real Estate Management & Development - 2.2%
CBRE Group, Inc. (a)	217,800	9,953
Cushman & Wakefield PLC	1,700,300	28,667
		38,620

TOTAL REAL ESTATE		87,313

UTILITIES - 1.8%
Gas Utilities - 1.0%
Star Gas Partners LP	1,911,600	18,523
Multi-Utilities - 0.8%
Telecom Plus PLC	744,600	13,989

TOTAL UTILITIES		32,512

TOTAL COMMON STOCKS
(Cost $1,566,635)		1,723,684

Money Market Funds - 1.6%
Fidelity Cash Central Fund 2.41% (d)	13,031,960	13,035
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	14,822,761	14,824
TOTAL MONEY MARKET FUNDS
(Cost $27,859)		27,859

Equity Funds - 0.5%
Small Blend Funds - 0.5%
iShares Russell 2000 Index ETF (b)
(Cost $9,739)	62,000	9,043
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,604,233)		1,760,586
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,795)
NET ASSETS - 100%		$1,756,791

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,806,000 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$312
Fidelity Securities Lending Cash Central Fund	280
Total	$592

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.8%
United Kingdom	4.5%
Bermuda	3.8%
Ireland	1.8%
British Virgin Islands	1.4%
Sweden	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,850) — See accompanying schedule: Unaffiliated issuers (cost $1,576,374)	$1,732,727
Fidelity Central Funds (cost $27,859)	27,859
Total Investment in Securities (cost $1,604,233)		$1,760,586
Foreign currency held at value (cost $531)		531
Receivable for investments sold		15,936
Receivable for fund shares sold		406
Dividends receivable		966
Distributions receivable from Fidelity Central Funds		74
Prepaid expenses		1
Other receivables		74
Total assets		1,778,574
Liabilities
Payable to custodian bank	$2,707
Payable for fund shares redeemed	2,746
Accrued management fee	651
Distribution and service plan fees payable	453
Other affiliated payables	362
Other payables and accrued expenses	40
Collateral on securities loaned	14,824
Total liabilities		21,783
Net Assets		$1,756,791
Net Assets consist of:
Paid in capital		$1,594,586
Total distributable earnings (loss)		162,205
Net Assets		$1,756,791
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($624,186 ÷ 29,362 shares)(a)		$21.26
Maximum offering price per share (100/94.25 of $21.26)		$22.56
Class M:
Net Asset Value and redemption price per share ($519,737 ÷ 26,844 shares)(a)		$19.36
Maximum offering price per share (100/96.50 of $19.36)		$20.06
Class C:
Net Asset Value and offering price per share ($100,165 ÷ 6,648 shares)(a)		$15.07
Class I:
Net Asset Value, offering price and redemption price per share ($448,240 ÷ 18,900 shares)		$23.72
Class Z:
Net Asset Value, offering price and redemption price per share ($64,463 ÷ 2,714 shares)		$23.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$7,379
Interest		9
Income from Fidelity Central Funds		592
Total income		7,980
Expenses
Management fee
Basic fee	$6,486
Performance adjustment	(2,502)
Transfer agent fees	1,897
Distribution and service plan fees	2,883
Accounting and security lending fees	289
Custodian fees and expenses	31
Independent trustees' fees and expenses	5
Registration fees	50
Audit	37
Legal	3
Interest	4
Miscellaneous	8
Total expenses before reductions	9,191
Expense reductions	(65)
Total expenses after reductions		9,126
Net investment income (loss)		(1,146)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,192
Foreign currency transactions	(45)
Futures contracts	5,195
Total net realized gain (loss)		16,342
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(26,027)
Futures contracts	(41)
Total change in net unrealized appreciation (depreciation)		(26,068)
Net gain (loss)		(9,726)
Net increase (decrease) in net assets resulting from operations		$(10,872)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,146)	$(4,505)
Net realized gain (loss)	16,342	262,229
Change in net unrealized appreciation (depreciation)	(26,068)	(370,037)
Net increase (decrease) in net assets resulting from operations	(10,872)	(112,313)
Distributions to shareholders	(232,578)	(325,472)
Share transactions - net increase (decrease)	(90,357)	(99,053)
Total increase (decrease) in net assets	(333,807)	(536,838)
Net Assets
Beginning of period	2,090,598	2,627,436
End of period	$1,756,791	$2,090,598

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Small Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$24.46	$29.35	$25.52	$27.56	$29.85	$30.96
Income from Investment Operations
Net investment income (loss)A	(.01)	(.04)	.03	.12B	.02C	.04
Net realized and unrealized gain (loss)	(.47)	(1.28)	4.18	.05	1.10	2.36
Total from investment operations	(.48)	(1.32)	4.21	.17	1.12	2.40
Distributions from net investment income	–	–	(.08)	–	–	(.01)
Distributions from net realized gain	(2.72)	(3.57)	(.30)	(2.21)	(3.41)	(3.50)
Total distributions	(2.72)	(3.57)	(.38)	(2.21)	(3.41)	(3.51)
Net asset value, end of period	$21.26	$24.46	$29.35	$25.52	$27.56	$29.85
Total ReturnD,E,F	(.14)%	(5.18)%	16.68%	1.31%	4.17%	9.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.97%	1.05%	1.32%	1.26%	.98%
Expenses net of fee waivers, if any	.93%I	.97%	1.05%	1.32%	1.26%	.98%
Expenses net of all reductions	.93%I	.96%	1.04%	1.31%	1.25%	.97%
Net investment income (loss)	(.08)%I	(.13)%	.10%	.52%B	.07%C	.14%
Supplemental Data
Net assets, end of period (in millions)	$624	$640	$805	$932	$1,047	$1,097
Portfolio turnover rateJ	65%I	74%	84%	81%	33%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.58	$27.43	$23.88	$25.99	$28.40	$29.69
Income from Investment Operations
Net investment income (loss)A	(.03)	(.09)	(.03)	.07B	(.04)C	(.02)
Net realized and unrealized gain (loss)	(.47)	(1.19)	3.91	.03	1.04	2.23
Total from investment operations	(.50)	(1.28)	3.88	.10	1.00	2.21
Distributions from net investment income	–	–	(.03)	–	–	–
Distributions from net realized gain	(2.72)	(3.57)	(.30)	(2.21)	(3.41)	(3.50)
Total distributions	(2.72)	(3.57)	(.33)	(2.21)	(3.41)	(3.50)
Net asset value, end of period	$19.36	$22.58	$27.43	$23.88	$25.99	$28.40
Total ReturnD,E,F	(.26)%	(5.42)%	16.41%	1.10%	3.93%	8.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.16%I	1.20%	1.28%	1.54%	1.49%	1.20%
Expenses net of fee waivers, if any	1.16%I	1.20%	1.28%	1.54%	1.49%	1.20%
Expenses net of all reductions	1.16%I	1.19%	1.27%	1.54%	1.49%	1.20%
Net investment income (loss)	(.31)%I	(.37)%	(.13)%	.29%B	(.16)%C	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$520	$580	$734	$756	$888	$958
Portfolio turnover rateJ	65%I	74%	84%	81%	33%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.32	$23.02	$20.17	$22.44	$25.10	$26.77
Income from Investment Operations
Net investment income (loss)A	(.07)	(.18)	(.14)	(.05)B	(.16)C	(.15)
Net realized and unrealized gain (loss)	(.46)	(.95)	3.29	(.01)	.91	1.98
Total from investment operations	(.53)	(1.13)	3.15	(.06)	.75	1.83
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.72)	(3.57)	(.30)	(2.21)	(3.41)	(3.50)
Total distributions	(2.72)	(3.57)	(.30)	(2.21)	(3.41)	(3.50)
Net asset value, end of period	$15.07	$18.32	$23.02	$20.17	$22.44	$25.10
Total ReturnD,E,F	(.52)%	(5.88)%	15.80%	.50%	3.38%	8.26%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.72%I	1.74%	1.81%	2.08%	2.02%	1.73%
Expenses net of fee waivers, if any	1.72%I	1.74%	1.81%	2.08%	2.02%	1.73%
Expenses net of all reductions	1.71%I	1.73%	1.80%	2.07%	2.01%	1.73%
Net investment income (loss)	(.87)%I	(.90)%	(.66)%	(.24)%B	(.69)%C	(.62)%
Supplemental Data
Net assets, end of period (in millions)	$100	$196	$273	$274	$318	$317
Portfolio turnover rateJ	65%I	74%	84%	81%	33%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.89	$31.84	$27.65	$29.59	$31.80	$32.73
Income from Investment Operations
Net investment income (loss)A	.02	.04	.11	.20B	.10C	.13
Net realized and unrealized gain (loss)	(.47)	(1.42)	4.54	.07	1.18	2.50
Total from investment operations	(.45)	(1.38)	4.65	.27	1.28	2.63
Distributions from net investment income	–	–	(.15)	–	(.08)	(.06)
Distributions from net realized gain	(2.72)	(3.57)	(.30)	(2.21)	(3.41)	(3.50)
Total distributions	(2.72)	(3.57)	(.46)D	(2.21)	(3.49)	(3.56)
Net asset value, end of period	$23.72	$26.89	$31.84	$27.65	$29.59	$31.80
Total ReturnE,F	(.01)%	(4.93)%	17.01%	1.58%	4.46%	9.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.71%	.78%	1.05%	.99%	.70%
Expenses net of fee waivers, if any	.67%I	.71%	.78%	1.04%	.99%	.70%
Expenses net of all reductions	.66%I	.70%	.77%	1.04%	.99%	.70%
Net investment income (loss)	.18%I	.12%	.37%	.79%B	.34%C	.41%
Supplemental Data
Net assets, end of period (in millions)	$448	$604	$758	$652	$704	$627
Portfolio turnover rateJ	65%I	74%	84%	81%	33%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.304 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.90	$31.81	$27.63	$29.53	$31.76	$32.74
Income from Investment Operations
Net investment income (loss)A	.04	.08	.15	.24B	.14C	.17
Net realized and unrealized gain (loss)	(.47)	(1.42)	4.53	.07	1.17	2.51
Total from investment operations	(.43)	(1.34)	4.68	.31	1.31	2.68
Distributions from net investment income	–	–	(.20)	–	(.14)	(.16)
Distributions from net realized gain	(2.72)	(3.57)	(.30)	(2.21)	(3.41)	(3.50)
Total distributions	(2.72)	(3.57)	(.50)	(2.21)	(3.54)D	(3.66)
Net asset value, end of period	$23.75	$26.90	$31.81	$27.63	$29.53	$31.76
Total ReturnE,F	.07%	(4.80)%	17.17%	1.73%	4.59%	9.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.56%	.63%	.89%	.84%	.55%
Expenses net of fee waivers, if any	.51%I	.56%	.63%	.89%	.84%	.55%
Expenses net of all reductions	.51%I	.55%	.62%	.89%	.84%	.54%
Net investment income (loss)	.34%I	.28%	.51%	.94%B	.48%C	.57%
Supplemental Data
Net assets, end of period (in millions)	$64	$71	$57	$44	$41	$20
Portfolio turnover rateJ	65%I	74%	84%	81%	33%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 D Total distributions of $3.54 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $3.406 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, market discount, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$271,553
Gross unrealized depreciation	(116,428)
Net unrealized appreciation (depreciation)	$155,125
Tax cost	$1,605,461

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $605,808 and $934,128, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$773	$12
Class M	.25%	.25%	1,358	13
Class C	.75%	.25%	752	64
			$2,883	$89

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$44
Class M	7
Class C(a)	5
$56

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$662.21
Class M	526.19
Class C	183.24
Class I	512.20
Class Z	14.05
	$1,897

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $39 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$8,305	2.65%	$4

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $280, including $50 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $58 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Class A	$70,022	$97,007
Class M	69,186	94,774
Class C	28,188	42,142
Class I	58,537	84,511
Class Z	6,645	7,038
Total	$232,578	$325,472

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
Class A
Shares sold	4,289	2,683	$92,255	$70,872
Reinvestment of distributions	3,707	3,654	67,839	94,669
Shares redeemed	(4,797)	(7,596)	(102,768)	(199,704)
Net increase (decrease)	3,199	(1,259)	$57,326	$(34,163)
Class M
Shares sold	1,649	2,955	$31,980	$71,993
Reinvestment of distributions	4,093	3,900	68,275	93,479
Shares redeemed	(4,579)	(7,929)	(88,805)	(192,971)
Net increase (decrease)	1,163	(1,074)	$11,450	$(27,499)
Class C
Shares sold	422	1,069	$6,300	$21,280
Reinvestment of distributions	2,126	2,060	27,657	40,250
Shares redeemed	(6,627)	(4,279)	(101,517)	(84,745)
Net increase (decrease)	(4,079)	(1,150)	$(67,560)	$(23,215)
Class I
Shares sold	1,576	5,442	$36,866	$157,788
Reinvestment of distributions	2,656	2,708	54,188	76,927
Shares redeemed	(7,785)	(9,517)	(183,928)	(273,837)
Net increase (decrease)	(3,553)	(1,367)	$(92,874)	$(39,122)
Class Z
Shares sold	1,011	1,924	$24,262	$55,987
Reinvestment of distributions	289	228	5,897	6,486
Shares redeemed	(1,219)	(1,308)	(28,858)	(37,527)
Net increase (decrease)	81	844	$1,301	$24,946

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Class A	.93%
Actual		$1,000.00	$998.60	$4.63
Hypothetical-C		$1,000.00	$1,020.29	$4.68
Class M	1.16%
Actual		$1,000.00	$997.40	$5.78
Hypothetical-C		$1,000.00	$1,019.15	$5.84
Class C	1.72%
Actual		$1,000.00	$994.80	$8.55
Hypothetical-C		$1,000.00	$1,016.36	$8.65
Class I	.67%
Actual		$1,000.00	$999.90	$3.34
Hypothetical-C		$1,000.00	$1,021.59	$3.38
Class Z	.51%
Actual		$1,000.00	$1,000.70	$2.54
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had a portfolio manager change in June 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Small Cap Fund

2018 Total Return % vs. Morningstar Small Blend and Russell 2000:

75% beaten
25% beaten
Benchmark
Class I
Class C
18.00
16.00
14.00
12.00
10.00
8.00
17.57
17.06
11.44
9.42
8.32
1 Year
40.0
35.0
30.0
25.0
20.0
15.0
10.0
36.6
36.4
25.5
15.7
12.2
3 Year
80.0
70.0
60.0
50.0
79.9
79.6
62.3
58.8
54.1
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	11%	5%	24%
Class C	8%	4%	14%
Class I	13%	6%	28%
Class M	10%	5%	21%
Class Z	13%	6%	-

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and noted that the fund's underperformance has continued since the Board approved the management contract in 2017. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the effect of any remedial actions and other relevant factors.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Small Cap Fund

The Board noted that the comparisons for 2015 and later reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ASCF-SANN-0719
1.721218.120

Fidelity Advisor® Stock Selector Mid Cap Fund Semi-Annual Report May 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Huntington Bancshares, Inc.	2.0
OneMain Holdings, Inc.	1.8
AECOM	1.7
NVR, Inc.	1.6
First Horizon National Corp.	1.6
WABCO Holdings, Inc.	1.5
HD Supply Holdings, Inc.	1.5
Alexandria Real Estate Equities, Inc.	1.2
Leidos Holdings, Inc.	1.2
Duke Realty Corp.	1.1
15.2

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Financials	16.3
Information Technology	14.5
Industrials	14.4
Consumer Discretionary	12.4
Real Estate	10.5

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks and Equity Futures	97.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 11.2%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.1%
Entertainment - 0.7%
Cinemark Holdings, Inc.	127,828	$4,856
Electronic Arts, Inc. (a)	82,700	7,698
		12,554
Media - 2.4%
AMC Networks, Inc. Class A (a)	65,705	3,467
Discovery Communications, Inc. Class A (a)(b)	174,180	4,748
GCI Liberty, Inc. (a)	134,124	7,791
Interpublic Group of Companies, Inc.	213,051	4,521
Liberty Broadband Corp. Class A (a)	97,487	9,507
Liberty Media Corp.:
Liberty Media Class A (a)	105,036	3,825
Liberty SiriusXM Series A (a)	150,900	5,435
Nexstar Broadcasting Group, Inc. Class A	16,000	1,602
Omnicom Group, Inc.	73,082	5,654
Sinclair Broadcast Group, Inc. Class A	30,400	1,632
		48,182

TOTAL COMMUNICATION SERVICES		60,736

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.0%
Gentex Corp.	913,300	19,508
Distributors - 0.8%
LKQ Corp. (a)	595,000	15,262
Diversified Consumer Services - 1.4%
Graham Holdings Co.	11,800	8,030
Grand Canyon Education, Inc. (a)	116,700	13,988
H&R Block, Inc.	223,000	5,854
		27,872
Hotels, Restaurants & Leisure - 0.3%
U.S. Foods Holding Corp. (a)	156,800	5,419
Household Durables - 2.1%
Mohawk Industries, Inc. (a)	66,300	8,987
NVR, Inc. (a)	10,100	32,336
		41,323
Internet & Direct Marketing Retail - 0.3%
Liberty Interactive Corp. QVC Group Series A (a)	460,684	5,772
Leisure Products - 0.4%
Brunswick Corp.	193,600	8,031
Multiline Retail - 1.8%
Dollar General Corp.	144,300	18,367
Dollar Tree, Inc. (a)	183,200	18,611
		36,978
Specialty Retail - 3.3%
AutoNation, Inc. (a)	243,600	9,615
AutoZone, Inc. (a)	21,400	21,980
O'Reilly Automotive, Inc. (a)	41,200	15,300
Ross Stores, Inc.	108,100	10,052
Williams-Sonoma, Inc. (b)	161,800	9,465
		66,412
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	113,700	9,686
Tapestry, Inc.	367,700	10,502
		20,188

TOTAL CONSUMER DISCRETIONARY		246,765

CONSUMER STAPLES - 2.6%
Beverages - 0.4%
Coca-Cola European Partners PLC	143,700	7,961
Food Products - 1.1%
Conagra Brands, Inc.	243,327	6,514
Ingredion, Inc.	136,000	10,358
The J.M. Smucker Co.	37,800	4,595
		21,467
Household Products - 0.9%
Church & Dwight Co., Inc.	56,300	4,189
Energizer Holdings, Inc.	200,200	8,192
Spectrum Brands Holdings, Inc.	106,507	5,610
		17,991
Tobacco - 0.2%
Universal Corp.	84,500	4,776

TOTAL CONSUMER STAPLES		52,195

ENERGY - 3.0%
Energy Equipment & Services - 0.5%
Dril-Quip, Inc. (a)	130,500	5,383
Ensco PLC Class A (b)	377,100	3,156
Nabors Industries Ltd.	1,043,500	2,463
		11,002
Oil, Gas & Consumable Fuels - 2.5%
Cimarex Energy Co.	82,100	4,695
Diamondback Energy, Inc.	89,226	8,750
EQT Corp.	436,100	7,981
HollyFrontier Corp.	135,900	5,161
PBF Energy, Inc. Class A	188,800	4,984
PDC Energy, Inc. (a)	125,300	3,824
Whiting Petroleum Corp. (a)	101,000	1,856
WPX Energy, Inc. (a)	1,105,400	11,894
		49,145

TOTAL ENERGY		60,147

FINANCIALS - 16.3%
Banks - 7.0%
First Hawaiian, Inc.	162,200	4,037
First Horizon National Corp.	2,352,700	31,550
Huntington Bancshares, Inc.	3,160,606	39,983
PacWest Bancorp	419,300	15,237
Piraeus Bank SA	1,030,000	3,325
Popular, Inc.	214,400	11,194
Signature Bank	177,600	20,344
Wintrust Financial Corp.	212,400	14,388
		140,058
Capital Markets - 3.7%
E*TRADE Financial Corp.	411,500	18,435
Lazard Ltd. Class A	449,000	13,991
Monex Group, Inc. (b)	2,193,300	6,664
Morningstar, Inc.	109,700	15,362
SEI Investments Co.	235,000	11,809
Virtu Financial, Inc. Class A (b)	273,370	6,293
		72,554
Consumer Finance - 3.3%
First Cash Financial Services, Inc.	108,500	10,277
Green Dot Corp. Class A (a)	150,000	6,962
OneMain Holdings, Inc.	1,228,614	36,699
SLM Corp.	1,315,062	12,506
		66,444
Diversified Financial Services - 0.3%
ECN Capital Corp.	1,906,300	5,966
Insurance - 0.9%
Old Republic International Corp.	559,700	12,341
Talanx AG	134,800	5,355
		17,696
Thrifts & Mortgage Finance - 1.1%
Essent Group Ltd. (a)	267,500	12,559
LendingTree, Inc. (a)	23,700	8,905
		21,464

TOTAL FINANCIALS		324,182

HEALTH CARE - 9.6%
Biotechnology - 0.9%
Neurocrine Biosciences, Inc. (a)	84,000	7,122
Sarepta Therapeutics, Inc. (a)	85,000	9,677
		16,799
Health Care Equipment & Supplies - 5.4%
Hologic, Inc. (a)	264,000	11,619
Insulet Corp. (a)	120,000	13,175
Integra LifeSciences Holdings Corp. (a)	240,000	11,184
Masimo Corp. (a)	154,000	20,134
Nanosonics Ltd. (a)	2,700,000	8,428
Penumbra, Inc. (a)	80,000	11,416
Teleflex, Inc.	33,000	9,514
Varian Medical Systems, Inc. (a)	72,000	9,091
Wright Medical Group NV (a)	414,000	12,718
		107,279
Health Care Providers & Services - 2.7%
Covetrus, Inc. (a)	280,000	6,905
Molina Healthcare, Inc. (a)	156,000	22,193
Notre Dame Intermedica Participacoes SA	800,000	8,359
Premier, Inc. (a)	180,000	6,615
Wellcare Health Plans, Inc. (a)	35,000	9,667
		53,739
Life Sciences Tools & Services - 0.4%
Avantor, Inc.	430,000	7,525
Pharmaceuticals - 0.2%
Amneal Pharmaceuticals, Inc. (a)	240,000	1,810
Amneal Pharmaceuticals, Inc. (c)	297,297	2,242
		4,052

TOTAL HEALTH CARE		189,394

INDUSTRIALS - 14.4%
Airlines - 1.3%
American Airlines Group, Inc.	395,491	10,769
JetBlue Airways Corp. (a)	885,600	15,259
		26,028
Building Products - 1.1%
Allegion PLC	31,891	3,095
Jeld-Wen Holding, Inc. (a)	867,709	16,391
Owens Corning	62,500	3,029
		22,515
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	225,600	12,683
Construction & Engineering - 3.8%
AECOM (a)	1,057,937	33,748
Arcadis NV (b)	1,068,584	19,840
Fluor Corp.	206,200	5,716
Jacobs Engineering Group, Inc.	220,000	16,564
		75,868
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC (a)	371,051	15,840
Machinery - 2.1%
Allison Transmission Holdings, Inc.	255,563	10,578
WABCO Holdings, Inc. (a)	227,200	29,743
Welbilt, Inc. (a)	122,748	1,894
		42,215
Marine - 0.8%
A.P. Moller - Maersk A/S Series B	14,271	15,240
Professional Services - 0.8%
Nielsen Holdings PLC	710,699	16,154
Road & Rail - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A	451,100	12,468
Ryder System, Inc.	61,800	3,121
		15,589
Trading Companies & Distributors - 2.3%
HD Supply Holdings, Inc. (a)	681,849	28,290
MRC Global, Inc. (a)	1,096,955	16,235
		44,525

TOTAL INDUSTRIALS		286,657

INFORMATION TECHNOLOGY - 14.5%
Electronic Equipment & Components - 4.1%
Avnet, Inc.	319,800	13,061
Belden, Inc.	157,200	8,049
Cognex Corp.	257,700	10,463
Coherent, Inc. (a)	29,400	3,235
Corning, Inc.	326,100	9,405
Jabil, Inc.	584,800	14,380
SYNNEX Corp.	14,800	1,283
Trimble, Inc. (a)	356,200	14,212
TTM Technologies, Inc. (a)	488,500	4,167
Vishay Intertechnology, Inc.	186,400	2,841
		81,096
IT Services - 4.0%
Akamai Technologies, Inc. (a)	107,600	8,109
Alliance Data Systems Corp.	44,600	6,133
Capgemini SA	118,400	13,240
ExlService Holdings, Inc. (a)	83,000	4,919
Gartner, Inc. (a)	54,600	8,261
Leidos Holdings, Inc.	306,100	23,059
Total System Services, Inc.	79,400	9,808
WEX, Inc. (a)	30,100	5,687
		79,216
Semiconductors & Semiconductor Equipment - 2.2%
Cirrus Logic, Inc. (a)	283,800	10,606
Lam Research Corp.	37,400	6,530
Microchip Technology, Inc. (b)	84,100	6,731
Skyworks Solutions, Inc.	129,300	8,615
Versum Materials, Inc.	220,000	11,297
		43,779
Software - 3.9%
Blackbaud, Inc.	75,500	5,807
Box, Inc. Class A (a)	305,400	5,647
Check Point Software Technologies Ltd. (a)	59,500	6,562
Citrix Systems, Inc.	107,900	10,156
Constellation Software, Inc.	10,600	9,179
LogMeIn, Inc.	59,600	4,281
Micro Focus International PLC	246,693	5,954
Monotype Imaging Holdings, Inc.	327,400	5,333
Parametric Technology Corp. (a)	112,600	9,465
Pivotal Software, Inc. (a)	328,300	6,533
SPS Commerce, Inc. (a)	18,300	1,865
Symantec Corp.	390,200	7,308
		78,090
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp.	161,900	6,026

TOTAL INFORMATION TECHNOLOGY		288,207

MATERIALS - 6.0%
Chemicals - 2.4%
Ashland Global Holdings, Inc.	185,400	13,881
Axalta Coating Systems Ltd. (a)	415,300	9,764
Olin Corp.	459,300	9,007
The Chemours Co. LLC	422,700	8,915
W.R. Grace & Co.	101,097	7,125
		48,692
Construction Materials - 0.7%
Eagle Materials, Inc.	160,900	13,847
Containers & Packaging - 2.1%
Aptargroup, Inc.	156,500	17,727
Packaging Corp. of America	73,000	6,503
Sonoco Products Co.	275,500	17,034
		41,264
Metals & Mining - 0.8%
Steel Dynamics, Inc.	598,800	15,060

TOTAL MATERIALS		118,863

REAL ESTATE - 10.5%
Equity Real Estate Investment Trusts (REITs) - 9.8%
Acadia Realty Trust (SBI)	416,600	11,394
Alexandria Real Estate Equities, Inc.	160,900	23,557
CareTrust (REIT), Inc.	440,200	10,701
CoreSite Realty Corp.	111,500	13,014
Corrections Corp. of America	271,096	5,937
CubeSmart	163,000	5,496
Duke Realty Corp.	740,478	22,281
Equity Lifestyle Properties, Inc.	99,800	12,142
Front Yard Residential Corp. Class B	546,521	6,252
Healthcare Realty Trust, Inc.	517,900	16,697
Highwoods Properties, Inc. (SBI)	354,500	15,548
Outfront Media, Inc.	341,400	8,416
Potlatch Corp.	241,854	8,138
RLJ Lodging Trust	432,700	7,429
Spirit Realty Capital, Inc.	384,380	16,398
Taubman Centers, Inc.	90,900	4,032
UDR, Inc.	180,000	8,060
		195,492
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC	467,200	7,877
Howard Hughes Corp. (a)	56,200	5,780
		13,657

TOTAL REAL ESTATE		209,149

UTILITIES - 4.7%
Electric Utilities - 0.9%
Entergy Corp.	53,600	5,203
OGE Energy Corp.	187,300	7,784
Vistra Energy Corp.	200,000	4,712
		17,699
Gas Utilities - 2.3%
Atmos Energy Corp.	208,700	21,246
Southwest Gas Holdings, Inc.	117,400	9,995
UGI Corp.	292,274	15,084
		46,325
Water Utilities - 1.5%
Aqua America, Inc.	441,100	17,441
SJW Corp.	180,000	11,093
		28,534

TOTAL UTILITIES		92,558

TOTAL COMMON STOCKS
(Cost $1,850,154)		1,928,853
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.41% 6/6/19 to 8/15/19 (d)
(Cost $969)	970	969
	Shares	Value (000s)

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 2.41% (e)	51,216,273	$51,227
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	46,707,288	46,712
TOTAL MONEY MARKET FUNDS
(Cost $97,934)		97,939
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $1,949,057)		2,027,761
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(40,598)
NET ASSETS - 100%		$1,987,163

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	51	June 2019	$9,232	$(691)	$(691)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $12,121,000.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,242,000 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $469,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amneal Pharmaceuticals, Inc.	5/4/18	$5,426

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$907
Fidelity Securities Lending Cash Central Fund	65
Total	$972

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$60,736	$60,736	$--	$--
Consumer Discretionary	246,765	246,765	--	--
Consumer Staples	52,195	52,195	--	--
Energy	60,147	60,147	--	--
Financials	324,182	317,518	6,664	--
Health Care	189,394	189,394	--	--
Industrials	286,657	271,417	15,240	--
Information Technology	288,207	282,253	5,954	--
Materials	118,863	118,863	--	--
Real Estate	209,149	209,149	--	--
Utilities	92,558	92,558	--	--
U.S. Government and Government Agency Obligations	969	--	969	--
Money Market Funds	97,939	97,939	--	--
Total Investments in Securities:	$2,027,761	$1,998,934	$28,827	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(691)	$(691)	$--	$--
Total Liabilities	$(691)	$(691)	$--	$--
Total Derivative Instruments:	$(691)	$(691)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(691)
Total Equity Risk	0	(691)
Total Value of Derivatives	$0	$(691)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.8%
United Kingdom	2.8%
Bermuda	1.9%
Netherlands	1.6%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,218) — See accompanying schedule: Unaffiliated issuers (cost $1,851,123)	$1,929,822
Fidelity Central Funds (cost $97,934)	97,939
Total Investment in Securities (cost $1,949,057)		$2,027,761
Cash		67
Receivable for investments sold		9,204
Receivable for fund shares sold		1,968
Dividends receivable		2,454
Distributions receivable from Fidelity Central Funds		143
Prepaid expenses		1
Other receivables		1,502
Total assets		2,043,100
Liabilities
Payable for investments purchased	$3,342
Payable for fund shares redeemed	3,780
Accrued management fee	1,179
Distribution and service plan fees payable	384
Payable for daily variation margin on futures contracts	91
Other affiliated payables	414
Other payables and accrued expenses	36
Collateral on securities loaned	46,711
Total liabilities		55,937
Net Assets		$1,987,163
Net Assets consist of:
Paid in capital		$1,889,682
Total distributable earnings (loss)		97,481
Net Assets		$1,987,163
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($580,177 ÷ 17,997.3 shares)(a)		$32.24
Maximum offering price per share (100/94.25 of $32.24)		$34.21
Class M:
Net Asset Value and redemption price per share ($518,225 ÷ 15,956.5 shares)(a)		$32.48
Maximum offering price per share (100/96.50 of $32.48)		$33.66
Class C:
Net Asset Value and offering price per share ($36,071 ÷ 1,250.6 shares)(a)		$28.84
Fidelity Stock Selector Mid Cap Fund:
Net Asset Value, offering price and redemption price per share ($551,733 ÷ 16,266.5 shares)		$33.92
Class I:
Net Asset Value, offering price and redemption price per share ($281,099 ÷ 8,255.6 shares)		$34.05
Class Z:
Net Asset Value, offering price and redemption price per share ($19,858 ÷ 584.0 shares)		$34.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$17,768
Interest		14
Income from Fidelity Central Funds		972
Total income		18,754
Expenses
Management fee
Basic fee	$5,397
Performance adjustment	535
Transfer agent fees	2,092
Distribution and service plan fees	2,410
Accounting and security lending fees	308
Custodian fees and expenses	29
Independent trustees' fees and expenses	5
Registration fees	84
Audit	49
Legal	10
Miscellaneous	20
Total expenses before reductions	10,939
Expense reductions	(7)
Total expenses after reductions		10,932
Net investment income (loss)		7,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,394
Fidelity Central Funds	(1)
Foreign currency transactions	6
Futures contracts	(229)
Total net realized gain (loss)		19,170
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(22,046)
Fidelity Central Funds	2
Assets and liabilities in foreign currencies	4
Futures contracts	(691)
Total change in net unrealized appreciation (depreciation)		(22,731)
Net gain (loss)		(3,561)
Net increase (decrease) in net assets resulting from operations		$4,261

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,822	$14,138
Net realized gain (loss)	19,170	359,827
Change in net unrealized appreciation (depreciation)	(22,731)	(288,501)
Net increase (decrease) in net assets resulting from operations	4,261	85,464
Distributions to shareholders	(314,397)	(110,481)
Share transactions - net increase (decrease)	316,295	(543,193)
Total increase (decrease) in net assets	6,159	(568,210)
Net Assets
Beginning of period	1,981,004	2,549,214
End of period	$1,987,163	$1,981,004

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Stock Selector Mid Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$39.28	$39.74	$33.13	$32.01	$31.80	$28.37
Income from Investment Operations
Net investment income (loss)A	.13	.26	.13	.20	.08	.08
Net realized and unrealized gain (loss)	(.91)B	1.04	6.68	1.49	.13	3.36
Total from investment operations	(.78)	1.30	6.81	1.69	.21	3.44
Distributions from net investment income	(.25)	(.11)	(.19)	(.04)	–	(.01)
Distributions from net realized gain	(6.01)	(1.65)	(.01)	(.53)	–	–
Total distributions	(6.26)	(1.76)	(.20)	(.57)	–	(.01)
Net asset value, end of period	$32.24	$39.28	$39.74	$33.13	$32.01	$31.80
Total ReturnC,D,E	.22%B	3.36%	20.64%	5.49%	.66%	12.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	.93%	.87%	.88%	.98%	1.05%
Expenses net of fee waivers, if any	1.08%H	.92%	.87%	.88%	.98%	1.05%
Expenses net of all reductions	1.08%H	.91%	.86%	.88%	.97%	1.05%
Net investment income (loss)	.79%H	.64%	.36%	.64%	.24%	.26%
Supplemental Data
Net assets, end of period (in millions)	$580	$532	$564	$546	$593	$652
Portfolio turnover rateI	60%H	81%	84%	98%	109%	89%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been .12%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$39.43	$39.89	$33.25	$32.16	$32.02	$28.63
Income from Investment Operations
Net investment income (loss)A	.09	.16	.04	.13	–	.01
Net realized and unrealized gain (loss)	(.89)B	1.04	6.71	1.49	.14	3.38
Total from investment operations	(.80)	1.20	6.75	1.62	.14	3.39
Distributions from net investment income	(.14)	(.01)	(.11)	–	–	–
Distributions from net realized gain	(6.01)	(1.65)	(.01)	(.53)	–	–
Total distributions	(6.15)	(1.66)	(.11)C	(.53)	–	–
Net asset value, end of period	$32.48	$39.43	$39.89	$33.25	$32.16	$32.02
Total ReturnD,E,F	.11%B	3.10%	20.37%	5.22%	.44%	11.84%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.32%I	1.17%	1.11%	1.12%	1.22%	1.28%
Expenses net of fee waivers, if any	1.32%I	1.17%	1.11%	1.12%	1.21%	1.28%
Expenses net of all reductions	1.32%I	1.15%	1.10%	1.11%	1.21%	1.27%
Net investment income (loss)	.55%I	.39%	.11%	.41%	.01%	.03%
Supplemental Data
Net assets, end of period (in millions)	$518	$536	$606	$591	$681	$794
Portfolio turnover rateJ	60%I	81%	84%	98%	109%	89%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been .01%.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$35.67	$36.25	$30.28	$29.48	$29.51	$26.52
Income from Investment Operations
Net investment income (loss)A	–B	(.05)	(.13)	(.03)	(.15)	(.14)
Net realized and unrealized gain (loss)	(.86)C	.96	6.10	1.36	.12	3.13
Total from investment operations	(.86)	.91	5.97	1.33	(.03)	2.99
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(5.97)	(1.49)	–	(.53)	–	–
Total distributions	(5.97)	(1.49)	–	(.53)	–	–
Net asset value, end of period	$28.84	$35.67	$36.25	$30.28	$29.48	$29.51
Total ReturnD,E,F	(.18)%C	2.59%	19.72%	4.71%	(.10)%	11.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.86%I	1.69%	1.63%	1.63%	1.74%	1.80%
Expenses net of fee waivers, if any	1.86%I	1.69%	1.63%	1.63%	1.73%	1.80%
Expenses net of all reductions	1.86%I	1.67%	1.62%	1.63%	1.73%	1.80%
Net investment income (loss)	.01%I	(.12)%	(.40)%	(.11)%	(.51)%	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$36	$114	$142	$140	$155	$172
Portfolio turnover rateJ	60%I	81%	84%	98%	109%	89%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been (.28)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$41.00	$41.43	$34.53	$33.34	$33.14	$29.56
Income from Investment Operations
Net investment income (loss)A	.17	.33	.20	.28	.16	.16
Net realized and unrealized gain (loss)	(.92)B	1.09	6.96	1.55	.14	3.49
Total from investment operations	(.75)	1.42	7.16	1.83	.30	3.65
Distributions from net investment income	(.32)	(.20)	(.26)	(.12)	(.10)	(.07)
Distributions from net realized gain	(6.01)	(1.65)	(.01)	(.53)	–	–
Total distributions	(6.33)	(1.85)	(.26)C	(.64)D	(.10)	(.07)
Net asset value, end of period	$33.92	$41.00	$41.43	$34.53	$33.34	$33.14
Total ReturnE,F	.31%B	3.53%	20.87%	5.73%	.90%	12.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.90%I	.77%	.70%	.64%	.75%	.81%
Expenses net of fee waivers, if any	.90%I	.76%	.70%	.64%	.74%	.81%
Expenses net of all reductions	.90%I	.75%	.69%	.63%	.74%	.81%
Net investment income (loss)	.97%I	.80%	.53%	.89%	.48%	.50%
Supplemental Data
Net assets, end of period (in millions)	$552	$502	$545	$222	$486	$553
Portfolio turnover rateJ	60%I	81%	84%	98%	109%	89%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .21%.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.006 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.529 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$41.11	$41.51	$34.60	$33.39	$33.22	$29.64
Income from Investment Operations
Net investment income (loss)A	.18	.36	.23	.28	.13	.16
Net realized and unrealized gain (loss)	(.92)B	1.10	6.96	1.56	.14	3.50
Total from investment operations	(.74)	1.46	7.19	1.84	.27	3.66
Distributions from net investment income	(.31)	(.21)	(.27)	(.11)	(.10)	(.08)
Distributions from net realized gain	(6.01)	(1.65)	(.01)	(.53)	–	–
Total distributions	(6.32)	(1.86)	(.28)	(.63)C	(.10)	(.08)
Net asset value, end of period	$34.05	$41.11	$41.51	$34.60	$33.39	$33.22
Total ReturnD,E	.33%B	3.62%	20.92%	5.75%	.80%	12.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.69%	.63%	.64%	.83%	.80%
Expenses net of fee waivers, if any	.85%H	.69%	.63%	.64%	.83%	.80%
Expenses net of all reductions	.85%H	.67%	.62%	.64%	.82%	.80%
Net investment income (loss)	1.02%H	.87%	.60%	.88%	.39%	.51%
Supplemental Data
Net assets, end of period (in millions)	$281	$279	$683	$523	$479	$371
Portfolio turnover rateI	60%H	81%	84%	98%	109%	89%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .23%.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.529 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$41.15	$41.57	$35.79
Income from Investment Operations
Net investment income (loss)B	.21	.43	.23
Net realized and unrealized gain (loss)	(.93)C	1.08	5.55
Total from investment operations	(.72)	1.51	5.78
Distributions from net investment income	(.42)	(.28)	–
Distributions from net realized gain	(6.01)	(1.65)	–
Total distributions	(6.43)	(1.93)	–
Net asset value, end of period	$34.00	$41.15	$41.57
Total ReturnD,E	.42%C	3.75%	16.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.53%	.48%H
Expenses net of fee waivers, if any	.69%H	.53%	.47%H
Expenses net of all reductions	.69%H	.52%	.46%H
Net investment income (loss)	1.18%H	1.03%	.69%H
Supplemental Data
Net assets, end of period (in millions)	$20	$18	$9
Portfolio turnover rateI	60%H	81%	84%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .32%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$236,688
Gross unrealized depreciation	(164,433)
Net unrealized appreciation (depreciation)	$72,255
Tax cost	$1,954,815

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $618,442 and $580,541, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$684	$14
Class M	.25%	.25%	1,316	22
Class C	.75%	.25%	410	25
			$2,410	$61

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$23
Class M	9
Class C(a)	1
$33

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$522.19
Class M	478.18
Class C	83.21
Fidelity Stock Selector Mid Cap Fund	714.26
Class I	291.20
Class Z	4.05
	$2,092

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $65. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Class A	$84,647	$24,662
Class M	83,088	24,902
Class C	18,993	5,817
Fidelity Stock Selector Mid Cap Fund	82,532	23,962
Class I	42,535	30,651
Class Z	2,602	487
Total	$314,397	$110,481

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
Class A
Shares sold	3,072	1,009	$100,801	$40,393
Reinvestment of distributions	2,756	603	78,073	23,126
Shares redeemed	(1,384)	(2,254)	(44,931)	(89,934)
Net increase (decrease)	4,444	(642)	$133,943	$(26,415)
Class M
Shares sold	1,358	943	$44,680	$37,889
Reinvestment of distributions	2,831	628	80,879	24,265
Shares redeemed	(1,820)	(3,179)	(60,017)	(127,217)
Net increase (decrease)	2,369	(1,608)	$65,542	$(65,063)
Class C
Shares sold	202	105	$5,938	$3,842
Reinvestment of distributions	737	153	18,739	5,355
Shares redeemed	(2,881)	(989)	(85,116)	(35,928)
Net increase (decrease)	(1,942)	(731)	$(60,439)	$(26,731)
Fidelity Stock Selector Mid Cap Fund
Shares sold	3,069	2,202	$109,613	$91,837
Reinvestment of distributions	2,719	590	81,003	23,601
Shares redeemed	(1,770)	(3,700)	(61,483)	(155,546)
Net increase (decrease)	4,018	(908)	$129,133	$(40,108)
Class I
Shares sold	1,315	12,470	$44,475	$506,015
Reinvestment of distributions	1,375	746	41,120	29,881
Shares redeemed	(1,218)	(22,883)	(41,922)	(930,143)
Net increase (decrease)	1,472	(9,667)	$43,673	$(394,247)
Class Z
Shares sold	143	265	$4,982	$11,054
Reinvestment of distributions	76	12	2,264	461
Shares redeemed	(73)	(51)	(2,803)	(2,144)
Net increase (decrease)	146	226	$4,443	$9,371

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Class A	1.08%
Actual		$1,000.00	$1,002.20	$5.39
Hypothetical-C		$1,000.00	$1,019.55	$5.44
Class M	1.32%
Actual		$1,000.00	$1,001.10	$6.59
Hypothetical-C		$1,000.00	$1,018.35	$6.64
Class C	1.86%
Actual		$1,000.00	$998.20	$9.27
Hypothetical-C		$1,000.00	$1,015.66	$9.35
Fidelity Stock Selector Mid Cap Fund	.90%
Actual		$1,000.00	$1,003.10	$4.49
Hypothetical-C		$1,000.00	$1,020.44	$4.53
Class I	.85%
Actual		$1,000.00	$1,003.30	$4.25
Hypothetical-C		$1,000.00	$1,020.69	$4.28
Class Z	.69%
Actual		$1,000.00	$1,004.20	$3.45
Hypothetical-C		$1,000.00	$1,021.49	$3.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Stock Selector Mid Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in May 2016, October 2016, and April 2017. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Stock Selector Mid Cap Fund

2018 Total Return % vs. Morningstar Mid-Cap Blend and S&P MidCap 400:

75% beaten
25% beaten
Benchmark
Class I
Class C
18.00
16.00
14.00
12.00
10.00
8.00
6.00
16.16
14.98
13.50
13.23
7.90
1 Year
40.0
35.0
30.0
25.0
20.0
15.0
36.4
32.9
31.5
27.7
19.3
3 Year
90.0
80.0
70.0
60.0
50.0
81.7
76.5
74.3
65.9
53.5
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	91%	62%	63%
Class A	90%	59%	57%
Class C	85%	51%	40%
Class I	91%	63%	63%
Class M	90%	57%	52%
Class Z	91%	-	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Stock Selector Mid Cap Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MC-SANN-0719
1.704677.121

Fidelity Advisor® Large Cap Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Microsoft Corp.	5.2
General Electric Co.	4.8
Exxon Mobil Corp.	4.4
Comcast Corp. Class A	3.8
Bank of America Corp.	3.3
Altria Group, Inc.	3.2
JPMorgan Chase & Co.	2.5
Wells Fargo & Co.	2.2
Qualcomm, Inc.	2.2
Apple, Inc.	1.9
33.5

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Financials	19.2
Health Care	16.2
Information Technology	15.9
Industrials	13.7
Energy	11.0

Asset Allocation (% of fund's net assets)

As of May 31, 2019 *
Stocks	98.0%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 11.7%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	249,894	$13,581,739
Entertainment - 1.5%
Activision Blizzard, Inc.	63,700	2,762,669
Electronic Arts, Inc. (a)	69,400	6,459,752
Vivendi SA	245,500	6,610,433
		15,832,854
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	3,636	4,023,234
Class C (a)	3,367	3,715,922
		7,739,156
Media - 4.8%
Comcast Corp. Class A	999,574	40,982,534
Discovery Communications, Inc. Class A (a)	19,200	523,392
Fox Corp. Class A	146,810	5,172,116
Interpublic Group of Companies, Inc.	190,600	4,044,532
Omnicom Group, Inc.	17,100	1,322,856
		52,045,430

TOTAL COMMUNICATION SERVICES		89,199,179

CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.0%
Gentex Corp.	10,200	217,872
Distributors - 0.2%
LKQ Corp. (a)	60,200	1,544,130
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	78,700	358,085
Household Durables - 0.5%
Mohawk Industries, Inc. (a)	42,100	5,706,655
Internet & Direct Marketing Retail - 0.6%
The Booking Holdings, Inc. (a)	4,200	6,956,124
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	16,700	1,696,553
Specialty Retail - 0.8%
Lowe's Companies, Inc.	78,479	7,320,521
TJX Companies, Inc.	33,400	1,679,686
		9,000,207
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	9,200	783,748

TOTAL CONSUMER DISCRETIONARY		26,263,374

CONSUMER STAPLES - 8.9%
Beverages - 1.0%
The Coca-Cola Co.	233,875	11,490,279
Food & Staples Retailing - 1.8%
Walgreens Boots Alliance, Inc.	30,600	1,509,804
Walmart, Inc.	173,800	17,630,272
		19,140,076
Food Products - 0.7%
Nestle SA sponsored ADR	46,000	4,561,360
The Hershey Co.	20,200	2,665,592
		7,226,952
Household Products - 1.4%
Procter & Gamble Co.	127,252	13,095,503
Spectrum Brands Holdings, Inc.	39,400	2,075,198
		15,170,701
Tobacco - 4.0%
Altria Group, Inc.	726,000	35,617,560
British American Tobacco PLC sponsored ADR	245,200	8,501,084
		44,118,644

TOTAL CONSUMER STAPLES		97,146,652

ENERGY - 10.9%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	228,700	4,896,467
Oceaneering International, Inc. (a)	123,100	2,018,840
		6,915,307
Oil, Gas & Consumable Fuels - 10.2%
BP PLC sponsored ADR	401,332	16,342,239
Cenovus Energy, Inc. (Canada)	1,836,600	15,055,880
Chevron Corp.	27,107	3,086,132
Equinor ASA sponsored ADR	496,600	9,509,890
Exxon Mobil Corp.	682,900	48,328,833
Galp Energia SGPS SA Class B	214,800	3,234,712
Hess Corp.	125,300	6,999,258
Kosmos Energy Ltd.	929,800	5,727,568
Legacy Reserves, Inc. (a)(b)	147,100	18,549
The Williams Companies, Inc.	108,197	2,854,237
Valero Energy Corp.	4,600	323,840
		111,481,138

TOTAL ENERGY		118,396,445

FINANCIALS - 19.2%
Banks - 12.6%
Bank of America Corp.	1,344,789	35,771,387
Citigroup, Inc.	260,297	16,177,459
First Hawaiian, Inc.	45,400	1,130,006
JPMorgan Chase & Co.	257,430	27,277,283
M&T Bank Corp.	10,200	1,627,920
PNC Financial Services Group, Inc.	96,785	12,316,859
Standard Chartered PLC (United Kingdom)	481	4,178
SunTrust Banks, Inc.	183,003	10,982,010
U.S. Bancorp	167,765	8,421,803
Wells Fargo & Co.	541,894	24,043,837
		137,752,742
Capital Markets - 3.9%
Cboe Global Markets, Inc.	8,900	966,006
Charles Schwab Corp.	105,853	4,404,543
KKR & Co. LP	177,636	3,957,730
Morgan Stanley	161,033	6,552,433
Northern Trust Corp.	154,186	13,185,987
State Street Corp.	237,558	13,125,080
		42,191,779
Diversified Financial Services - 0.5%
KKR Renaissance Co-Invest LP unit (a)(c)	14,257	5,866,709
Insurance - 0.7%
Chubb Ltd.	26,900	3,929,283
The Travelers Companies, Inc.	24,400	3,551,908
		7,481,191
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp. (a)	231,792	3,140,782
Radian Group, Inc.	566,368	12,714,962
		15,855,744

TOTAL FINANCIALS		209,148,165

HEALTH CARE - 16.2%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	79,705	9,060,864
Alnylam Pharmaceuticals, Inc. (a)	20,600	1,390,912
Amgen, Inc.	8,200	1,366,940
AnaptysBio, Inc. (a)	7,100	516,951
Atara Biotherapeutics, Inc. (a)	39,000	866,190
Celgene Corp. (a)	46,200	4,333,098
Gritstone Oncology, Inc.	68,900	641,459
Heron Therapeutics, Inc. (a)	13,700	233,311
Insmed, Inc. (a)	81,464	1,972,243
Intercept Pharmaceuticals, Inc. (a)(b)	72,051	5,967,264
Mirati Therapeutics, Inc. (a)	4,400	298,276
		26,647,508
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	296,286	11,380,345
Health Care Providers & Services - 5.8%
AmerisourceBergen Corp.	91,000	7,085,260
Cardinal Health, Inc.	165,300	6,954,171
Cigna Corp.	57,900	8,570,358
Covetrus, Inc. (a)	32,260	795,532
CVS Health Corp.	318,711	16,690,895
Humana, Inc.	7,300	1,787,478
McKesson Corp.	106,396	12,995,207
UnitedHealth Group, Inc.	36,200	8,753,160
		63,632,061
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	126,880	414,898
Life Sciences Tools & Services - 0.2%
Avantor, Inc.	123,100	2,154,250
Pharmaceuticals - 6.6%
Bayer AG	204,626	12,100,312
Bristol-Myers Squibb Co.	358,600	16,269,682
GlaxoSmithKline PLC sponsored ADR	437,329	16,898,393
Jazz Pharmaceuticals PLC (a)	39,107	4,909,884
Johnson & Johnson	120,363	15,785,607
Perrigo Co. PLC	22,600	949,652
Sanofi SA	34,791	2,809,628
TherapeuticsMD, Inc. (a)(b)	748,200	2,289,492
		72,012,650

TOTAL HEALTH CARE		176,241,712

INDUSTRIALS - 13.7%
Aerospace & Defense - 1.7%
General Dynamics Corp.	21,100	3,393,302
Huntington Ingalls Industries, Inc.	10,400	2,133,248
United Technologies Corp.	103,382	13,057,147
		18,583,697
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	24,659	1,963,596
FedEx Corp.	18,900	2,915,892
United Parcel Service, Inc. Class B	170,475	15,840,537
		20,720,025
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	31,800	1,474,884
Electrical Equipment - 0.6%
Acuity Brands, Inc.	33,400	4,130,578
Hubbell, Inc. Class B	21,382	2,449,094
Melrose Industries PLC	1	2
		6,579,674
Industrial Conglomerates - 4.8%
3M Co.	1,400	223,650
General Electric Co.	5,528,309	52,187,237
		52,410,887
Machinery - 1.0%
Deere & Co.	8,100	1,135,377
Flowserve Corp.	128,500	5,968,825
Wabtec Corp. (b)	56,805	3,543,496
		10,647,698
Professional Services - 0.3%
Acacia Research Corp. (a)	36,900	115,128
IHS Markit Ltd. (a)	48,026	2,756,212
		2,871,340
Road & Rail - 3.3%
J.B. Hunt Transport Services, Inc.	90,300	7,688,142
Knight-Swift Transportation Holdings, Inc. Class A	264,000	7,296,960
Lyft, Inc.	54,969	2,850,582
Norfolk Southern Corp.	33,658	6,568,022
Union Pacific Corp.	71,000	11,841,380
		36,245,086

TOTAL INDUSTRIALS		149,533,291

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 0.0%
Cisco Systems, Inc.	12,754	663,591
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	19,400	1,099,010
IT Services - 3.3%
Interxion Holding N.V. (a)	23,900	1,761,669
MasterCard, Inc. Class A	26,500	6,664,485
Paychex, Inc.	71,422	6,127,293
Unisys Corp. (a)	182,387	1,769,154
Visa, Inc. Class A	119,210	19,232,149
		35,554,750
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	12,800	1,236,736
Applied Materials, Inc.	132,400	5,122,556
Lam Research Corp.	11,700	2,042,937
Marvell Technology Group Ltd.	23,900	532,970
NVIDIA Corp.	11,200	1,517,152
Qualcomm, Inc.	357,750	23,904,855
		34,357,206
Software - 7.5%
Microsoft Corp.	458,854	56,751,063
Oracle Corp.	258,300	13,069,980
SAP SE sponsored ADR	93,700	11,532,596
		81,353,639
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	115,821	20,276,782

TOTAL INFORMATION TECHNOLOGY		173,304,978

MATERIALS - 1.0%
Chemicals - 1.0%
DowDuPont, Inc.	58,000	1,770,160
International Flavors & Fragrances, Inc.	8,900	1,205,238
Intrepid Potash, Inc. (a)	458,560	1,449,050
Nutrien Ltd.	98,760	4,816,706
The Scotts Miracle-Gro Co. Class A	18,900	1,692,117
		10,933,271
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	15,200	3,173,304
Equinix, Inc.	11,700	5,683,743
Simon Property Group, Inc.	2,300	372,807
		9,229,854
UTILITIES - 0.7%
Electric Utilities - 0.6%
Duke Energy Corp.	10,900	933,149
Exelon Corp.	57,900	2,783,832
PPL Corp.	59,600	1,773,696
Southern Co.	32,000	1,712,000
		7,202,677
Multi-Utilities - 0.1%
Sempra Energy	5,600	736,120

TOTAL UTILITIES		7,938,797

TOTAL COMMON STOCKS
(Cost $902,041,177)		1,067,335,718

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $3,301,608)	3,301,608	1,665,661

Money Market Funds - 2.6%
Fidelity Cash Central Fund 2.41% (f)	17,487,803	17,491,301
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	10,710,265	10,711,336
TOTAL MONEY MARKET FUNDS
(Cost $28,202,750)		28,202,637
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $933,545,535)		1,097,204,016
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,637,573)
NET ASSETS - 100%		$1,089,566,443

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,532,370 or 0.7% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$1,504,114
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,301,608

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149,890
Fidelity Securities Lending Cash Central Fund	29,858
Total	$179,748

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$89,199,179	$82,588,746	$6,610,433	$--
Consumer Discretionary	26,263,374	26,263,374	--	--
Consumer Staples	97,146,652	97,146,652	--	--
Energy	118,396,445	118,396,445	--	--
Financials	209,148,165	203,281,456	5,866,709	--
Health Care	176,241,712	161,331,772	14,909,940	--
Industrials	149,533,291	146,682,709	2,850,582	--
Information Technology	173,304,978	173,304,978	--	--
Materials	10,933,271	10,933,271	--	--
Real Estate	9,229,854	9,229,854	--	--
Utilities	7,938,797	7,938,797	--	--
Other	1,665,661	--	--	1,665,661
Money Market Funds	28,202,637	28,202,637	--	--
Total Investments in Securities:	$1,097,204,016	$1,065,300,691	$30,237,664	$1,665,661

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
United Kingdom	3.9%
Germany	2.2%
Canada	1.8%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,144,665) — See accompanying schedule: Unaffiliated issuers (cost $905,342,785)	$1,069,001,379
Fidelity Central Funds (cost $28,202,750)	28,202,637
Total Investment in Securities (cost $933,545,535)		$1,097,204,016
Restricted cash		111,450
Receivable for investments sold		2,854,704
Receivable for fund shares sold		3,799,283
Dividends receivable		2,787,208
Distributions receivable from Fidelity Central Funds		44,557
Prepaid expenses		305
Other receivables		34,342
Total assets		1,106,835,865
Liabilities
Payable for investments purchased	$3,486,706
Payable for fund shares redeemed	2,186,044
Accrued management fee	377,177
Distribution and service plan fees payable	261,546
Other affiliated payables	209,791
Other payables and accrued expenses	33,152
Collateral on securities loaned	10,715,006
Total liabilities		17,269,422
Net Assets		$1,089,566,443
Net Assets consist of:
Paid in capital		$882,368,577
Total distributable earnings (loss)		207,197,866
Net Assets		$1,089,566,443
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($384,807,459 ÷ 13,706,067 shares)(a)		$28.08
Maximum offering price per share (100/94.25 of $28.08)		$29.79
Class M:
Net Asset Value and redemption price per share ($159,978,889 ÷ 5,711,243 shares)(a)		$28.01
Maximum offering price per share (100/96.50 of $28.01)		$29.03
Class C:
Net Asset Value and offering price per share ($119,888,129 ÷ 4,796,496 shares)(a)		$24.99
Class I:
Net Asset Value, offering price and redemption price per share ($395,822,053 ÷ 13,373,495 shares)		$29.60
Class Z:
Net Asset Value, offering price and redemption price per share ($29,069,913 ÷ 982,500 shares)		$29.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$14,508,736
Non-Cash dividends		1,756,355
Income from Fidelity Central Funds		179,748
Total income		16,444,839
Expenses
Management fee
Basic fee	$3,070,442
Performance adjustment	(315,340)
Transfer agent fees	1,051,246
Distribution and service plan fees	1,601,206
Accounting and security lending fees	186,355
Custodian fees and expenses	16,883
Independent trustees' fees and expenses	3,153
Registration fees	53,557
Audit	30,159
Legal	5,845
Miscellaneous	4,682
Total expenses before reductions	5,708,188
Expense reductions	(29,872)
Total expenses after reductions		5,678,316
Net investment income (loss)		10,766,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,970,488
Fidelity Central Funds	642
Foreign currency transactions	1,473
Total net realized gain (loss)		38,972,603
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(78,087,937)
Fidelity Central Funds	(113)
Assets and liabilities in foreign currencies	(1,492)
Total change in net unrealized appreciation (depreciation)		(78,089,542)
Net gain (loss)		(39,116,939)
Net increase (decrease) in net assets resulting from operations		$(28,350,416)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,766,523	$15,089,949
Net realized gain (loss)	38,972,603	165,234,743
Change in net unrealized appreciation (depreciation)	(78,089,542)	(127,512,263)
Net increase (decrease) in net assets resulting from operations	(28,350,416)	52,812,429
Distributions to shareholders	(156,408,185)	(97,436,803)
Share transactions - net increase (decrease)	63,187,520	(129,052,235)
Total increase (decrease) in net assets	(121,571,081)	(173,676,609)
Net Assets
Beginning of period	1,211,137,524	1,384,814,133
End of period	$1,089,566,443	$1,211,137,524

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Large Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$33.76	$34.98	$30.27	$28.12	$29.60	$28.11
Income from Investment Operations
Net investment income (loss)A	.28	.40	.39	.34	.25	.20
Net realized and unrealized gain (loss)	(1.52)	.89	4.93	2.64	(.74)	3.45
Total from investment operations	(1.24)	1.29	5.32	2.98	(.49)	3.65
Distributions from net investment income	(.45)	(.38)	(.33)	(.23)	(.14)	(.22)
Distributions from net realized gain	(3.99)	(2.13)	(.27)	(.60)	(.85)	(1.94)
Total distributions	(4.44)	(2.51)	(.61)B	(.83)	(.99)	(2.16)
Net asset value, end of period	$28.08	$33.76	$34.98	$30.27	$28.12	$29.60
Total ReturnC,D,E	(2.24)%	3.77%	17.84%	11.09%	(1.57)%	14.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.92%	.91%	.92%	1.15%	1.30%
Expenses net of fee waivers, if any	.98%H	.92%	.91%	.92%	1.15%	1.25%
Expenses net of all reductions	.97%H	.92%	.90%	.91%	1.15%	1.25%
Net investment income (loss)	1.91%H	1.17%	1.22%	1.25%	.90%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$384,807	$401,495	$461,949	$455,182	$469,026	$414,421
Portfolio turnover rateI	31%H	37%	31%	28%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.273 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$33.63	$34.86	$30.17	$28.02	$29.50	$28.02
Income from Investment Operations
Net investment income (loss)A	.24	.31	.31	.27	.18	.13
Net realized and unrealized gain (loss)	(1.51)	.89	4.91	2.64	(.74)	3.44
Total from investment operations	(1.27)	1.20	5.22	2.91	(.56)	3.57
Distributions from net investment income	(.36)	(.29)	(.26)	(.16)	(.07)	(.15)
Distributions from net realized gain	(3.99)	(2.13)	(.27)	(.60)	(.85)	(1.94)
Total distributions	(4.35)	(2.43)B	(.53)	(.76)	(.92)	(2.09)
Net asset value, end of period	$28.01	$33.63	$34.86	$30.17	$28.02	$29.50
Total ReturnC,D,E	(2.38)%	3.50%	17.54%	10.81%	(1.84)%	13.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.18%	1.17%	1.18%	1.41%	1.56%
Expenses net of fee waivers, if any	1.23%H	1.18%	1.17%	1.18%	1.41%	1.50%
Expenses net of all reductions	1.23%H	1.18%	1.17%	1.18%	1.41%	1.50%
Net investment income (loss)	1.65%H	.92%	.96%	.99%	.63%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$159,979	$173,195	$193,882	$173,119	$177,560	$170,613
Portfolio turnover rateI	31%H	37%	31%	28%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.43 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $2.132 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$30.44	$31.78	$27.58	$25.70	$27.21	$26.07
Income from Investment Operations
Net investment income (loss)A	.15	.13	.14	.12	.04	(.01)
Net realized and unrealized gain (loss)	(1.40)	.81	4.49	2.40	(.69)	3.19
Total from investment operations	(1.25)	.94	4.63	2.52	(.65)	3.18
Distributions from net investment income	(.21)	(.15)	(.15)	(.04)	(.01)	(.10)
Distributions from net realized gain	(3.99)	(2.13)	(.27)	(.60)	(.85)	(1.94)
Total distributions	(4.20)	(2.28)	(.43)B	(.64)	(.86)	(2.04)
Net asset value, end of period	$24.99	$30.44	$31.78	$27.58	$25.70	$27.21
Total ReturnC,D,E	(2.64)%	3.01%	16.97%	10.21%	(2.33)%	13.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H	1.69%	1.67%	1.67%	1.90%	2.05%
Expenses net of fee waivers, if any	1.74%H	1.69%	1.67%	1.67%	1.90%	2.00%
Expenses net of all reductions	1.73%H	1.68%	1.66%	1.67%	1.90%	2.00%
Net investment income (loss)	1.15%H	.41%	.46%	.49%	.14%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$119,888	$158,775	$194,553	$169,524	$181,957	$168,763
Portfolio turnover rateI	31%H	37%	31%	28%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.273 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$35.37	$36.53	$31.57	$29.30	$30.78	$29.03
Income from Investment Operations
Net investment income (loss)A	.33	.51	.50	.43	.34	.28
Net realized and unrealized gain (loss)	(1.57)	.93	5.14	2.74	(.78)	3.59
Total from investment operations	(1.24)	1.44	5.64	3.17	(.44)	3.87
Distributions from net investment income	(.54)	(.47)	(.40)	(.30)	(.20)	(.18)
Distributions from net realized gain	(3.99)	(2.13)	(.27)	(.60)	(.85)	(1.94)
Total distributions	(4.53)	(2.60)	(.68)B	(.90)	(1.04)C	(2.12)
Net asset value, end of period	$29.60	$35.37	$36.53	$31.57	$29.30	$30.78
Total ReturnD,E	(2.09)%	4.05%	18.16%	11.34%	(1.33)%	14.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.66%	.64%	.65%	.89%	1.04%
Expenses net of fee waivers, if any	.71%H	.66%	.64%	.65%	.89%	1.00%
Expenses net of all reductions	.71%H	.66%	.64%	.65%	.89%	1.00%
Net investment income (loss)	2.18%H	1.44%	1.48%	1.51%	1.15%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$395,822	$459,962	$520,465	$433,079	$498,404	$515,771
Portfolio turnover rateI	31%H	37%	31%	28%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.68 per share is comprised of distributions from net investment income of $.404 and distributions from net realized gain of $.273 per share.

 C Total distributions of $1.04 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.849 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$35.41	$36.57	$32.04
Income from Investment Operations
Net investment income (loss)B	.35	.56	.51
Net realized and unrealized gain (loss)	(1.58)	.93	4.02
Total from investment operations	(1.23)	1.49	4.53
Distributions from net investment income	(.60)	(.52)	–
Distributions from net realized gain	(3.99)	(2.13)	–
Total distributions	(4.59)	(2.65)	–
Net asset value, end of period	$29.59	$35.41	$36.57
Total ReturnC,D	(2.05)%	4.19%	14.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G	.53%	.51%G
Expenses net of fee waivers, if any	.58%G	.53%	.51%G
Expenses net of all reductions	.58%G	.53%	.51%G
Net investment income (loss)	2.31%G	1.57%	1.80%G
Supplemental Data
Net assets, end of period (000 omitted)	$29,070	$17,711	$13,966
Portfolio turnover rateH	31%G	37%	31%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$264,839,471
Gross unrealized depreciation	(106,000,455)
Net unrealized appreciation (depreciation)	$158,839,016
Tax cost	$938,365,000

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $1,777,111 in this Subsidiary, representing .16% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $174,538,538 and $268,793,809, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$490,383	$11,152
Class M	.25%	.25%	415,176	3,359
Class C	.75%	.25%	695,647	54,536
			$1,601,206	$69,047

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$51,486
Class M	7,338
Class C(a)	9,279
$68,103

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$374,458.19
Class M	166,025.20
Class C	139,778.20
Class I	364,966.18
Class Z	6,019.05
	$1,051,246

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,706 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,670 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $29,858, including $63 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25,486 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,386.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Class A	$52,574,860	$32,666,263
Class M	22,422,592	13,408,791
Class C	21,365,837	13,819,228
Class I	57,066,246	36,527,867
Class Z	2,978,650	1,014,654
Total	$156,408,185	$97,436,803

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
Class A
Shares sold	1,755,005	1,712,222	$50,642,356	$58,739,685
Reinvestment of distributions	2,012,376	950,555	50,953,371	31,701,003
Shares redeemed	(1,955,278)	(3,976,434)	(56,350,210)	(136,078,999)
Net increase (decrease)	1,812,103	(1,313,657)	$45,245,517	$(45,638,311)
Class M
Shares sold	401,881	598,948	$11,515,023	$20,402,311
Reinvestment of distributions	869,766	395,478	21,996,403	13,169,411
Shares redeemed	(710,906)	(1,406,391)	(20,155,205)	(47,695,158)
Net increase (decrease)	560,741	(411,965)	$13,356,221	$(14,123,436)
Class C
Shares sold	562,051	652,661	$13,996,406	$20,372,329
Reinvestment of distributions	880,159	423,097	19,900,399	12,811,392
Shares redeemed	(1,862,539)	(1,980,528)	(47,754,253)	(61,523,821)
Net increase (decrease)	(420,329)	(904,770)	$(13,857,448)	$(28,340,100)
Class I
Shares sold	1,428,632	2,810,257	$42,142,295	$100,775,615
Reinvestment of distributions	1,992,530	973,077	53,120,853	33,921,480
Shares redeemed	(3,050,807)	(5,026,296)	(91,709,253)	(180,183,302)
Net increase (decrease)	370,355	(1,242,962)	$3,553,895	$(45,486,207)
Class Z
Shares sold	587,477	445,216	$18,264,618	$15,909,977
Reinvestment of distributions	97,118	25,324	2,587,220	882,557
Shares redeemed	(202,313)	(352,207)	(5,962,503)	(12,256,715)
Net increase (decrease)	482,282	118,333	$14,889,335	$4,535,819

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Class A	.98%
Actual		$1,000.00	$977.60	$4.83
Hypothetical-C		$1,000.00	$1,020.04	$4.94
Class M	1.23%
Actual		$1,000.00	$976.20	$6.06
Hypothetical-C		$1,000.00	$1,018.80	$6.19
Class C	1.74%
Actual		$1,000.00	$973.60	$8.56
Hypothetical-C		$1,000.00	$1,016.26	$8.75
Class I	.71%
Actual		$1,000.00	$979.10	$3.50
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class Z	.58%
Actual		$1,000.00	$979.50	$2.86
Hypothetical-C		$1,000.00	$1,022.04	$2.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Large Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Large Cap Fund

2018 Total Return % vs. Morningstar Large Blend and S&P 500:

75% beaten
25% beaten
Benchmark
Class I
Class C
15.00
14.00
13.00
12.00
11.00
10.00
14.37
14.38
12.31
11.16
10.63
45.0
40.0
35.0
30.0
25.0
40.2
38.0
32.3
28.3
28.6
90.0
85.0
80.0
75.0
70.0
65.0
87.7
83.9
78.8
69.9
67.6
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	37%	35%	45%
Class C	28%	24%	30%
Class I	40%	39%	52%
Class M	34%	30%	39%
Class Z	41%	-	-

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Large Cap Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC-SANN-0719
1.704742.121

Fidelity® Real Estate High Income Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call (collect) 1-401-292-6402 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of May 31, 2019
AAA,AA,A	3.1%
BBB	20.0%
BB	19.9%
B	15.4%
CCC,CC,C	2.3%
Not Rated	31.7%
Equities	3.5%
Short-Term Investments and Net Other Assets	4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Where neither Moody's nor S&P ratings are available, we have used Fitch® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of May 31, 2019
CMOs and Other Mortgage Related Securities	79.6%
Asset-Backed Securities	4.8%
Nonconvertible Bonds	2.6%
Convertible Bonds, Preferred Stocks	3.2%
Common Stocks	0.3%
Bank Loan Obligations	5.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 2.6%
	Principal Amount	Value
Diversified Financial Services - 0.3%
American Homes 4 Rent 4.25% 2/15/28	$1,836,000	$1,863,008
Healthcare - 0.6%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,433,000	1,468,825
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	333,000	335,697
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	2,499,000	2,533,361

TOTAL HEALTHCARE		4,337,883

Homebuilders/Real Estate - 0.8%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,712,000	2,678,100
iStar Financial, Inc. 6% 4/1/22	2,562,000	2,590,823

TOTAL HOMEBUILDERS/REAL ESTATE		5,268,923

Hotels - 0.9%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	3,540,000	3,540,000
Times Square Hotel Trust 8.528% 8/1/26 (a)	2,609,496	3,045,515

TOTAL HOTELS		6,585,515

TOTAL NONCONVERTIBLE BONDS
(Cost $17,802,945)		18,055,329

Asset-Backed Securities - 4.8%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (a)	598,000	666,045
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	1,553,000	1,738,969
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	2,130,223	2,312,038
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (a)	3,728,000	4,157,019
Class XS, 0% 10/17/52 (a)(b)(c)(d)	2,647,616	26
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.1071% 6/26/34 (a)(b)(e)	61,086	122,522
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.9406% 3/20/50 (a)(b)(d)(e)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 4.5406% 3/20/50 (a)(b)(d)(e)	2,670,000	267
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.2724% 1/28/40 (a)(b)(d)(e)	2,678,942	268
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 5.0824% 7/17/34 (a)(b)(e)	772,000	773,131
Class F, 1 month U.S. LIBOR + 3.539% 5.9714% 7/17/34 (a)(b)(e)	1,122,000	1,124,889
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.7824% 7/17/37 (a)(b)(e)	2,045,000	2,027,053
Invitation Homes Trust:
Series 2017-SFR2 Class E, 1 month U.S. LIBOR + 2.250% 4.6824% 12/17/36 (a)(b)(e)	1,718,087	1,714,658
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.9324% 3/17/37 (a)(b)(e)	734,564	729,668
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.6896% 6/17/37 (a)(b)(e)	3,682,000	3,649,695
Merit Securities Corp. Series 13 Class M1, 7.9536% 12/28/33 (b)	1,240,670	1,294,421
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.5606% 12/25/33	203,073	132,373
Starwood Waypoint Homes Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.400% 5.8396% 1/17/35 (a)(b)(e)	2,935,000	2,945,798
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3 month U.S. LIBOR + 2.650% 5.2151% 2/5/36 (a)(b)(d)(e)	2,668,313	200
Class E, 3 month U.S. LIBOR + 4.500% 7.0651% 2/5/36 (a)(b)(d)(e)	976,983	73
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 7.0651% 12/5/36 (a)(b)(d)(e)	4,814,843	361
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (a)	2,486,000	2,549,533
Series 2017-SFR1 Class F, 5.151% 9/17/34 (a)	3,708,000	3,782,751
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	664,000	679,180
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	833,000	848,829
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	2,142,000	2,112,048
TOTAL ASSET-BACKED SECURITIES
(Cost $41,457,430)		33,361,890

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43 (a)(b)(d)	35,522	7,872
Class 2B5, 3.3614% 2/25/43 (a)(b)	20,151	912
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17 (d)	33,565	178
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 14.4014% 6/10/35 (a)(b)(d)(e)	72,113	34,614

TOTAL PRIVATE SPONSOR		43,576

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.2305% 2/25/42 (a)(b)	46,047	16,150
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.4707% 1/25/42 (a)(b)	27,262	345
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 4.1523% 6/25/43 (b)(d)(f)	162,453	28,500
Class 2B5, 4.1523% 6/25/43 (b)(d)(f)	1,850	12

TOTAL U.S. GOVERNMENT AGENCY		45,007

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $205,649)		88,583

Commercial Mortgage Securities - 79.6%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 5.2666% 9/15/34 (a)(b)(e)	3,684,000	3,693,196
Banc of America Merrill Lynch Large Loan, Inc.:
floater Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 4.45% 4/15/36(a)(b)(e)	2,982,000	2,980,577
Series 2015-200P Class F, 3.5958% 4/14/33 (a)(b)	2,588,000	2,552,698
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	4,416,000	3,904,406
Series 2017-BNK6 Class D, 3.1% 7/15/60 (a)	2,593,000	2,295,433
Series 2017-BNK8 Class D, 2.6% 11/15/50 (a)	3,097,000	2,624,551
Series 2019-BN18:
Class D, 3% 5/15/62 (a)	737,000	650,721
Class E, 3% 5/15/62 (a)	1,302,000	1,062,587
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (a)	2,201,000	1,950,853
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.2844% 9/10/28 (a)(b)	6,580,000	6,471,891
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/36 (a)(b)	1,749,000	1,693,314
Benchmark Mortgage Trust Series 2018-B7:
Class D, 3% 5/15/53 (a)(b)	833,000	731,050
Class E, 3% 5/15/53 (a)(b)	833,000	667,479
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.9107% 3/15/37 (a)(b)(e)	1,801,000	1,801,810
BX Trust floater:
Series 2018-IND Class H, 1 month U.S. LIBOR + 3.000% 5.4396% 11/15/35 (a)(b)(e)	1,015,155	1,017,992
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 6.1% 4/15/34 (a)(b)(e)	3,255,000	3,269,275
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (a)(b)	1,329,000	1,328,606
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.6896% 12/15/37 (a)(b)(e)	1,163,000	1,172,776
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (a)(b)	2,896,000	2,930,919
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	4,073,000	3,701,214
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (a)(b)	4,069,000	4,017,278
Series 2013-GC15 Class D, 5.2154% 9/10/46 (a)(b)	7,323,000	7,634,274
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.7896% 7/15/27 (a)(b)(e)	2,972,000	2,970,075
Series 2016-C3 Class D, 3% 11/15/49 (a)	4,412,000	3,582,818
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.056% 7.4959% 9/15/33 (a)(b)(e)	1,487,000	1,429,714
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	4,373,000	3,670,604
Series 2012-CR1:
Class D, 5.3204% 5/15/45 (a)(b)	5,826,000	5,897,469
Class G, 2.462% 5/15/45 (a)	2,322,000	1,836,627
Series 2012-LC4 Class D, 5.5382% 12/10/44 (a)(b)	4,425,000	3,811,035
Series 2013-CR10 Class D, 4.7923% 8/10/46 (a)(b)	3,673,000	3,692,334
Series 2013-CR12 Class D, 5.0841% 10/10/46 (a)(b)	4,043,000	3,701,686
Series 2013-LC6 Class D, 4.2625% 1/10/46 (a)(b)	5,644,000	5,734,454
Series 2014-CR15 Class D, 4.7501% 2/10/47 (a)(b)	1,060,000	1,117,573
Series 2014-CR17 Class E, 4.8417% 5/10/47 (a)(b)	589,000	554,754
Series 2014-UBS2 Class D, 5.0024% 3/10/47 (a)(b)	3,454,000	3,202,223
Series 2015-3BP Class F, 3.2384% 2/10/35 (a)(b)	4,405,000	4,176,860
Series 2016-CD1 Class D, 2.7682% 8/10/49 (a)(b)	2,318,000	1,987,356
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	3,234,000	2,833,250
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (a)	1,146,000	1,031,296
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.779% 11/10/49 (b)	1,680,000	1,430,883
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8315% 8/15/45 (a)(b)	5,306,000	5,156,559
Class F, 4.25% 8/15/45 (a)	6,580,000	5,563,435
Series 2014-CR2 Class G, 4.25% 8/15/45 (a)	1,556,000	1,055,118
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (a)(b)	2,588,000	2,609,852
Series 2015-TEXW Class F, 3.8487% 2/10/34 (a)(b)	1,733,000	1,745,356
Series 2015-WEST Class F, 4.2268% 2/10/37 (a)(b)	5,394,000	5,491,604
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (a)	1,334,947	1,063,650
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 5.113% 5/15/36 (a)(b)(e)	1,512,000	1,512,000
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	3,902,000	3,666,849
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(b)	1,890,000	1,893,919
Series 2017-CX9 Class D, 4.156% 9/15/50 (a)(b)	1,615,000	1,509,246
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (a)(b)	833,000	855,758
Class E, 4.9345% 1/10/34 (a)(b)	4,264,000	4,273,782
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/37 (a)(b)	1,000,000	948,654
DBUBS Mortgage Trust Series 2011-LC1A:
Class F, 5.6984% 11/10/46 (a)(b)	7,292,000	7,433,347
Class G, 4.652% 11/10/46 (a)	7,812,000	7,329,943
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.8143% 1/25/43 (b)(c)	4,473,000	197,402
Series KAIV Class X2, 3.6147% 6/25/41 (b)(c)	2,316,000	156,144
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class FFX, 3.3822% 12/15/34 (a)(b)	4,845,000	4,796,552
Class GFX, 3.3822% 12/15/34 (a)(b)	10,554,000	10,393,361
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class H, 6.75% 4/15/29 (b)	4,116,553	3,448,130
Series 1999-C2I Class K, 6.481% 9/15/33 (f)	4,944,248	5,015,959
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.3919% 11/21/35 (a)(b)(e)	1,227,000	1,231,601
GS Mortgage Securities Corp. Trust floater Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.875% 4.3246% 6/15/36 (a)(b)(e)	1,974,000	1,966,978
GS Mortgage Securities Trust:
Series 2011-GC5:
Class D, 5.3904% 8/10/44 (a)(b)	6,673,000	6,534,098
Class E, 5.3904% 8/10/44 (a)(b)	2,432,000	2,178,731
Class F, 4.5% 8/10/44 (a)	4,308,000	2,891,334
Series 2012-GC6:
Class D, 5.6515% 1/10/45 (a)(b)	3,753,000	3,830,651
Class E, 5% 1/10/45 (a)(b)	1,517,000	1,381,731
Series 2012-GC6I Class F, 5% 1/10/45 (b)	1,508,000	1,162,995
Series 2012-GCJ7:
Class D, 5.6805% 5/10/45 (a)(b)	8,756,500	8,664,449
Class E, 5% 5/10/45 (a)	2,893,996	2,097,819
Class F, 5% 5/10/45 (a)	7,032,000	2,538,185
Series 2012-GCJ9 Class D, 4.7441% 11/10/45 (a)(b)	4,238,000	4,295,232
Series 2013-GC12 Class D, 4.4504% 6/10/46 (a)(b)	869,000	830,432
Series 2013-GC13 Class D, 4.0824% 7/10/46 (a)(b)	5,470,000	5,267,536
Series 2013-GC16:
Class D, 5.3106% 11/10/46 (a)(b)	3,923,000	4,190,111
Class F, 3.5% 11/10/46 (a)	2,530,000	1,964,590
Series 2016-GS2 Class D, 2.753% 5/10/49 (a)	2,058,050	1,788,599
Series 2016-GS3 Class D, 2.62% 10/10/49 (a)	6,086,000	5,241,496
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	3,902,000	3,920,198
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (a)(b)	7,178,000	7,203,572
Class F, 4.0667% 2/10/29 (a)(b)	6,309,000	6,290,871
Series 2017-GS6 Class D, 3.243% 5/10/50 (a)	3,676,000	3,119,296
Series 2019-GC39 Class D, 3% 5/10/52 (a)	2,515,000	2,231,310
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (a)(b)	5,550,000	5,367,159
Series 2016-SFP Class F, 6.1552% 11/5/35 (a)	5,000,000	5,106,051
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.5896% 6/15/34 (a)(b)(e)	1,886,000	1,873,529
Class FFL, 1 month U.S. LIBOR + 2.850% 5.2896% 6/15/34 (a)(b)(e)	774,000	768,060
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	2,083,000	2,174,798
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.6824% 7/17/37 (a)(b)(e)	2,582,000	2,556,104
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	604,000	506,974
Series 2014-C26 Class D, 3.9086% 1/15/48 (a)(b)	2,329,000	2,214,006
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4412% 12/15/49 (a)(b)	2,418,000	2,126,188
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0924% 12/15/49 (a)(b)	3,867,000	3,403,898
Series 2017-C7 Class D, 3% 10/15/50 (a)	1,813,000	1,551,554
Series 2018-C8 Class D, 3.2451% 6/15/51 (a)(b)	1,171,000	1,020,235
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class D, 5.1909% 6/15/45 (a)(b)	3,373,000	3,404,008
Class E, 5.1909% 6/15/45 (a)(b)	3,206,000	3,059,267
Class F, 4% 6/15/45 (a)	3,743,000	3,103,638
Class G 4% 6/15/45 (a)	4,129,000	2,407,372
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (b)	1,012,000	1,013,357
Series 2005-LDP2 Class F, 5.01% 7/15/42 (b)	23,676	23,648
Series 2011-C3:
Class E, 5.6606% 2/15/46 (a)(b)	3,008,000	2,861,766
Class G, 4.409% 2/15/46 (a)(b)	1,082,000	919,564
Class H, 4.409% 2/15/46 (a)(b)	2,622,000	2,126,232
Series 2011-C4:
Class F, 3.873% 7/15/46 (a)	494,000	493,393
Class H, 3.873% 7/15/46 (a)	2,683,000	2,538,975
Class NR, 3.873% 7/15/46 (a)	1,322,500	1,018,909
Series 2013-LC11:
Class D, 4.1681% 4/15/46 (b)	3,677,000	3,275,147
Class E, 3.25% 4/15/46 (a)(b)	104,000	79,669
Class F, 3.25% 4/15/46 (a)(b)	5,894,000	3,634,550
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (a)(b)	3,213,000	2,008,799
Class E, 3.8046% 6/10/27 (a)(b)	4,232,000	1,315,808
Series 2015-UES Class F, 3.621% 9/5/32 (a)(b)	2,701,000	2,650,583
Series 2018-AON Class F, 4.6132% 7/5/31 (a)	2,150,000	2,113,146
Series 2019-OSB Class E, 3.7828% 6/5/39 (a)	2,350,000	2,346,016
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 4.5% 5/15/36 (a)(b)(e)	2,373,000	2,376,088
Liberty Street Trust Series 2016-225L Class E, 4.6485% 2/10/36 (a)(b)	2,063,000	2,144,503
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.6452% 1/20/41 (a)(b)	1,023,000	1,019,686
Class E, 5.6452% 1/20/41 (a)(b)	1,593,000	1,537,101
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (a)(b)	556,688	552,625
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5933% 5/12/39 (b)	930,493	937,384
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,666,986
Series 2012-C5 Class E, 4.6848% 8/15/45 (a)(b)	889,000	912,001
Series 2012-C6 Class D, 4.609% 11/15/45 (a)(b)	3,633,000	3,742,175
Series 2013-C12 Class D, 4.7658% 10/15/46 (a)(b)	3,996,000	4,060,571
Series 2013-C13:
Class D, 4.9086% 11/15/46 (a)(b)	5,150,000	5,329,000
Class E, 4.9086% 11/15/46 (a)(b)	1,666,000	1,521,577
Series 2013-C7:
Class D, 4.2318% 2/15/46 (a)(b)	4,791,000	4,608,795
Class E, 4.2318% 2/15/46 (a)(b)	1,316,000	1,123,132
Series 2013-C8 Class D, 4.0584% 12/15/48 (a)(b)	1,883,000	1,885,754
Series 2013-C9 Class D, 4.1248% 5/15/46 (a)(b)	4,440,000	4,302,280
Series 2016-C30 Class D, 3% 9/15/49 (a)	1,565,000	1,289,410
Series 2016-C31 Class D, 3% 11/15/49 (a)(b)	2,453,000	2,023,167
Series 2016-C32 Class D, 3.396% 12/15/49 (a)	3,084,000	2,590,059
Series 2017-C33 Class D, 3.356% 5/15/50 (a)	2,932,000	2,592,928
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class F, 1 month U.S. LIBOR + 2.600% 5.0396% 3/15/34 (a)(b)(e)	1,500,000	1,501,877
Class G, 1 month U.S. LIBOR + 3.150% 5.5896% 3/15/34 (a)(b)(e)	900,000	902,252
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)	170,425	148,557
Series 2011-C2:
Class D, 5.4847% 6/15/44 (a)(b)	6,083,000	6,174,767
Class E, 5.4847% 6/15/44 (a)(b)	4,081,000	4,010,297
Class F, 5.4847% 6/15/44 (a)(b)	3,015,000	2,731,499
Series 2011-C3:
Class D, 5.1113% 7/15/49 (a)(b)	8,074,000	8,134,897
Class E, 5.1113% 7/15/49 (a)(b)	2,610,000	2,564,148
Class F, 5.1113% 7/15/49 (a)(b)	984,000	935,880
Class G, 5.1113% 7/15/49 (a)(b)	3,523,000	3,122,344
Series 2012-C4 Class D, 5.4197% 3/15/45 (a)(b)	1,624,000	1,594,335
Series 2015-MS1 Class D, 4.0308% 5/15/48 (a)(b)	4,300,000	4,107,217
Series 2015-UBS8 Class D, 3.18% 12/15/48 (a)	2,839,000	2,474,202
Series 2016-BNK2 Class C, 3% 11/15/49 (a)	4,506,000	3,983,722
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 5.0396% 11/15/34 (a)(b)(e)	916,000	911,977
Series 2018-MP Class E, 4.276% 7/11/40 (a)	2,499,000	2,429,638
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.6208% 7/15/33 (a)(b)	401,185	420,950
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 9.3661% 8/15/19 (a)(b)(e)	1,320,273	1,331,472
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.6896% 8/15/34 (a)(b)(e)	9,905,078	9,961,718
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (a)	6,236,450	6,281,424
Class E, 6.8087% 11/15/34 (a)	1,727,200	1,678,535
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (a)(b)	1,014,000	1,020,816
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (a)	234,934	236,245
Natixis Commercial Mortgage Securities Series 2019-10K Class F, 4.2724% 5/15/39 (a)(b)	3,014,000	2,701,765
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 5.223% 6/15/35 (a)(b)(e)	262,000	261,625
Class WAN2, 1 month U.S. LIBOR + 3.750% 6.223% 6/15/35 (a)(b)(e)	222,000	219,948
Series 2018-285M Class F, 3.7904% 11/15/32 (a)(b)	909,000	884,938
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 4.6896% 11/15/34 (a)(b)(e)	638,000	637,545
Class F, 1 month U.S. LIBOR + 3.000% 5.4396% 11/15/34 (a)(b)(e)	96,000	94,463
Class G, 1 month U.S. LIBOR + 4.000% 6.4396% 11/15/34 (a)(b)(e)	572,000	558,060
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	2,021,244	2,470,861
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4825% 8/15/39 (b)	111,902	112,184
Series 2007-C4 Class F, 5.4825% 8/15/39 (b)	4,452,000	4,362,219
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.1324% 2/15/35 (a)(b)(e)	934,000	936,335
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5434% 5/10/45 (a)(b)	4,574,000	4,598,891
Class E, 5% 5/10/45 (a)(b)	1,911,000	1,747,253
Class F, 5% 5/10/45 (a)(b)	2,484,000	1,919,737
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (a)(b)	2,090,000	2,020,972
Series 2012-WRM Class C, 4.238% 6/10/30 (a)(b)	890,000	891,265
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5693% 11/15/43 (a)(b)(c)	21,422,279	157,567
Series 2012-LC5:
Class D, 4.7608% 10/15/45 (a)(b)	6,116,000	6,324,441
Class E, 4.7608% 10/15/45 (a)(b)	1,051,000	1,039,702
Series 2015-NXS4 Class E, 3.5981% 12/15/48 (a)(b)	2,047,000	1,769,645
Series 2016-BNK1 Class D, 3% 8/15/49 (a)	1,526,000	1,282,115
Series 2016-C35 Class D, 3.142% 7/15/48 (a)	5,461,000	4,507,549
Series 2016-NXS6 Class D, 3.059% 11/15/49 (a)	4,250,000	3,660,363
Series 2017-C38 Class D, 3% 7/15/50 (a)(b)	4,605,000	3,873,626
Series 2017-RB1 Class D, 3.401% 3/15/50 (a)	1,824,000	1,604,324
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44	1,252,600	844,388
Series 2011-C3:
Class D, 5.6829% 3/15/44 (a)(b)	3,318,000	2,970,181
Class E, 5% 3/15/44 (a)	1,258,000	736,550
Class F, 5% 3/15/44 (a)	2,421,350	774,224
Series 2011-C4:
Class D, 5.2305% 6/15/44 (a)(b)	1,616,000	1,625,745
Class E, 5.2305% 6/15/44 (a)(b)	1,274,000	1,259,448
Series 2011-C5:
Class D, 5.6693% 11/15/44 (a)(b)	2,978,000	3,102,815
Class E, 5.6693% 11/15/44 (a)(b)	3,706,655	3,786,341
Class F, 5.25% 11/15/44 (a)(b)	3,820,000	3,524,948
Class G, 5.25% 11/15/44 (a)(b)	1,255,150	1,098,950
Series 2012-C6 Class D, 5.582% 4/15/45 (a)(b)	2,707,000	2,823,566
Series 2012-C7:
Class E, 4.8153% 6/15/45 (a)(b)	3,644,000	3,185,619
Class F, 4.5% 6/15/45 (a)	1,470,000	922,928
Class G, 4.5% 6/15/45 (a)	4,218,750	1,595,796
Series 2012-C8:
Class D, 4.8905% 8/15/45 (a)(b)	833,000	841,901
Class E, 4.8905% 8/15/45 (a)(b)	1,167,000	1,162,840
Series 2013-C11:
Class D, 4.2647% 3/15/45 (a)(b)	1,865,000	1,838,095
Class E, 4.2647% 3/15/45 (a)(b)	4,999,000	4,727,775
Series 2013-C13 Class D, 4.1322% 5/15/45 (a)(b)	1,499,000	1,507,337
Series 2013-C16 Class D, 5.0267% 9/15/46 (a)(b)	668,000	647,026
Series 2013-UBS1 Class D, 4.7407% 3/15/46 (a)(b)	2,638,000	2,643,315
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 6.1599% 11/15/29 (a)(b)(e)	3,647,559	3,643,522
Class G, 1 month U.S. LIBOR + 3.020% 5.4596% 11/15/29 (a)(b)(e)	1,556,238	1,543,330
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (a)(b)	4,695,000	4,306,608
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (a)(b)	1,638,000	1,372,337
Class PR2, 3.516% 6/5/35 (a)(b)	4,354,000	3,480,747
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $541,324,049)		554,292,465
	Shares	Value

Common Stocks - 0.3%
Homebuilders/Real Estate - 0.3%
Spirit Realty Capital, Inc.
(Cost $2,086,543)	50,340	2,147,504

Preferred Stocks - 3.2%
Convertible Preferred Stocks - 0.6%
Homebuilders/Real Estate - 0.6%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	53,300	2,029,664
RLJ Lodging Trust Series A, 1.95%	70,550	1,816,663
		3,846,327
Nonconvertible Preferred Stocks - 2.6%
Diversified Financial Services - 0.4%
Annaly Capital Management, Inc. Series C, 7.625%	23,350	588,420
MFA Financial, Inc. Series B, 7.50%	80,525	2,005,073
		2,593,493
Homebuilders/Real Estate - 2.2%
American Homes 4 Rent Series D, 6.50%	86,125	2,318,485
Cedar Realty Trust, Inc. Series C, 6.50%	79,625	1,788,378
DDR Corp. Series K, 6.25%	75,512	1,922,536
National Storage Affiliates Trust Series A, 6.00%	37,975	968,363
Public Storage Series F, 5.15%	85,000	2,136,050
Rexford Industrial Realty, Inc. Series B, 5.875%	91,475	2,291,092
Spirit Realty Capital, Inc. Series A, 6.00%	17,968	445,786
Taubman Centers, Inc. Series J, 6.50%	55,202	1,428,076
UMH Properties, Inc. Series C, 6.75%	94,522	2,363,050
		15,661,816

TOTAL NONCONVERTIBLE PREFERRED STOCKS		18,255,309

TOTAL PREFERRED STOCKS
(Cost $21,356,334)		22,101,636
	Principal Amount	Value

Bank Loan Obligations - 5.4%
Air Transportation - 0.3%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9296% 10/18/20 (b)(e)	2,120,000	2,093,500
Diversified Financial Services - 0.9%
Extell Boston 5.154% 8/31/21 (b)(d)	2,912,622	2,912,039
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)	3,212,000	3,317,032

TOTAL DIVERSIFIED FINANCIAL SERVICES		6,229,071

Food & Drug Retail - 0.5%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 12/21/22 (b)(e)	3,448,396	3,437,189
Homebuilders/Real Estate - 2.3%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.44% 3/24/25 (b)(e)	2,884,248	2,884,248
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.94% 3/24/24 (b)(e)	3,183,917	3,146,379
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 8/21/25 (b)(e)	1,657,670	1,651,968
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 4.137% 2/6/22 (b)(d)(e)	4,165,000	4,060,875
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2044% 6/28/23 (b)(e)	3,240,873	3,224,669
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6906% 2/8/25 (b)(e)	94,658	90,083
Uniti Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4385% 10/24/22 (b)(e)	997,449	970,199

TOTAL HOMEBUILDERS/REAL ESTATE		16,028,421

Hotels - 1.1%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 8/30/23 (b)(e)	1,565,679	1,559,150
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.1798% 10/25/23 (b)(e)	3,195,308	3,185,594
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.19% 4/27/24 (b)(e)	937,349	917,140
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.61% 5/11/24 (b)(e)	2,179,680	2,169,457

TOTAL HOTELS		7,831,341

Services - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 2/27/25 (b)(e)	29,762	29,446
Telecommunications - 0.3%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 4/11/25 (b)(e)	1,652,674	1,626,645
TOTAL BANK LOAN OBLIGATIONS
(Cost $37,432,892)		37,275,613

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (a)(d)	3,000,000	72,804
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (a)(d)	3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)		73,114
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund 2.41% (g)
(Cost $37,269,798)	37,262,345	37,269,798
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $704,940,344)		704,665,932
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(8,396,756)
NET ASSETS - 100%		$696,269,176

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $571,977,357 or 82.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,044,471 or 0.7% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 4.1523% 6/25/43	9/29/03	$38,530
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 4.1523% 6/25/43	9/29/03	$2,267
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$4,667,422

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$186,965
Total	$186,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$2,593,493	$2,593,493	$--	$--
Real Estate	21,655,647	17,809,320	3,846,327	--
Corporate Bonds	18,055,329	--	18,055,329	--
Asset-Backed Securities	33,361,890	--	33,360,620	1,270
Collateralized Mortgage Obligations	88,583	--	17,407	71,176
Commercial Mortgage Securities	554,292,465	--	554,292,465	--
Bank Loan Obligations	37,275,613	--	26,985,667	10,289,946
Preferred Securities	73,114	--	--	73,114
Money Market Funds	37,269,798	37,269,798	--	--
Total Investments in Securities:	$704,665,932	$57,672,611	$636,557,815	$10,435,506

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$6,822,762
Net Realized Gain (Loss) on Investment Securities	(745)
Net Unrealized Gain (Loss) on Investment Securities	(46,637)
Cost of Purchases	--
Proceeds of Sales	(551,994)
Amortization/Accretion	(15,140)
Transfers into Level 3	4,081,700
Transfers out of Level 3	--
Ending Balance	$10,289,946
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2019	$(46,637)
Other Investments in Securities
Beginning Balance	$224,710
Net Realized Gain (Loss) on Investment Securities	213,161
Net Unrealized Gain (Loss) on Investment Securities	(308,567)
Cost of Purchases	406,013
Proceeds of Sales	(14,794)
Amortization/Accretion	(418,422)
Transfers into Level 3	43,459
Transfers out of Level 3	--
Ending Balance	$145,560
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2019	$(308,567)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $667,670,546)	$667,396,134
Fidelity Central Funds (cost $37,269,798)	37,269,798
Total Investment in Securities (cost $704,940,344)		$704,665,932
Cash		365,548
Receivable for investments sold		809
Dividends receivable		79,122
Interest receivable		2,846,940
Distributions receivable from Fidelity Central Funds		69,405
Prepaid expenses		258
Other receivables		924
Total assets		708,028,938
Liabilities
Payable for investments purchased	$10,870,005
Distributions payable	372,208
Accrued management fee	398,800
Other affiliated payables	34,298
Other payables and accrued expenses	84,451
Total liabilities		11,759,762
Net Assets		$696,269,176
Net Assets consist of:
Paid in capital		$713,373,038
Total distributable earnings (loss)		(17,103,862)
Net Assets, for 80,107,243 shares outstanding		$696,269,176
Net Asset Value, offering price and redemption price per share ($696,269,176 ÷ 80,107,243 shares)		$8.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019
Investment Income
Dividends		$788,279
Interest		18,094,162
Income from Fidelity Central Funds		186,965
Total income		19,069,406
Expenses
Management fee	$2,421,841
Transfer agent fees	51,543
Accounting fees and expenses	156,048
Custodian fees and expenses	14,133
Independent trustees' fees and expenses	2,061
Audit	114,206
Legal	2,947
Miscellaneous	3,599
Total expenses before reductions	2,766,378
Expense reductions	(12,337)
Total expenses after reductions		2,754,041
Net investment income (loss)		16,315,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	633,041
Total net realized gain (loss)		633,041
Change in net unrealized appreciation (depreciation) on investment securities		20,853,708
Net gain (loss)		21,486,749
Net increase (decrease) in net assets resulting from operations		$37,802,114

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,315,365	$52,205,252
Net realized gain (loss)	633,041	(1,518,908)
Change in net unrealized appreciation (depreciation)	20,853,708	(16,721,062)
Net increase (decrease) in net assets resulting from operations	37,802,114	33,965,282
Distributions to shareholders	(17,937,201)	(53,762,837)
Share transactions
Proceeds from sales of shares	25,306,000	356,936,471
Reinvestment of distributions	14,991,191	49,618,853
Cost of shares redeemed	(96,884,669)	(756,871,686)
Net increase (decrease) in net assets resulting from share transactions	(56,587,478)	(350,316,362)
Total increase (decrease) in net assets	(36,722,565)	(370,113,917)
Net Assets
Beginning of period	732,991,741	1,103,105,658
End of period	$696,269,176	$732,991,741
Other Information
Shares
Sold	2,936,309	42,169,778
Issued in reinvestment of distributions	1,764,046	5,851,171
Redeemed	(11,449,916)	(89,472,668)
Net increase (decrease)	(6,749,561)	(41,451,719)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate High Income Fund

	Six months ended May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.44	$8.60	$8.51	$8.80	$8.99	$8.77
Income from Investment Operations
Net investment income (loss)A	.202	.417	.433	.451	.539	.560
Net realized and unrealized gain (loss)	.267	(.148)	.064	(.343)	(.190)	.205
Total from investment operations	.469	.269	.497	.108	.349	.765
Distributions from net investment income	(.219)	(.429)	(.407)	(.398)	(.462)	(.495)
Distributions from net realized gain	–	–	–	–	(.050)	(.050)
Tax return of capital	–	–	–	–	(.027)	–
Total distributions	(.219)	(.429)	(.407)	(.398)	(.539)	(.545)
Net asset value, end of period	$8.69	$8.44	$8.60	$8.51	$8.80	$8.99
Total ReturnB,C	5.65%	3.23%	5.94%	1.26%	3.96%	8.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.81%F	.80%	.80%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.80%F	.80%	.80%	.80%	.80%	.81%
Expenses net of all reductions	.80%F	.80%	.80%	.80%	.80%	.81%
Net investment income (loss)	4.75%F	4.91%	5.03%	5.23%	6.05%	6.31%
Supplemental Data
Net assets, end of period (000 omitted)	$696,269	$732,992	$1,103,106	$1,033,232	$1,052,173	$953,814
Portfolio turnover rateG	10%F	13%H	18%	19%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, certain conversion ratio adjustments and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,043,720
Gross unrealized depreciation	(34,318,883)
Net unrealized appreciation (depreciation)	$(275,163)
Tax cost	$704,941,095

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(10,705,214)
No expiration
Short-term	$(2,367,065)
Long-term	(4,911,846)
Total no expiration	$(7,278,911)
Total capital loss carryforward	$(17,984,125)

Due to large redemptions and subscriptions in a prior period, approximately $22,625,878 of the Fund's realized capital losses and approximately $19,222,227 of the Fund's unrealized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $17,968,928 of those capital losses per year to offset capital gains and at least $4,656,949 of those capital losses will expire unused and is not included in the table above.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $34,063,671 and $115,280,917, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .02% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Year Affiliated Redemptions In-Kind. During the prior period, 17,894,579 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $151,030,249. The Fund had a net realized gain of $916,170 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,122 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,584 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,928.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,825.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of approximately 36% of the total outstanding shares of the Fund.

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.80%	$1,000.00	$1,056.50	$4.10
Hypothetical-C		$1,000.00	$1,020.94	$4.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Real Estate High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Real Estate High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended June 30, 2018. The Board considered that the fund is a specialized institutional product that, unlike the majority of funds in its peer group, primarily invests in lower quality commercial mortgage-backed securities and other real estate-related investments, which require significant proprietary research and investment expertise. FMR has not identified any other similar, publicly-available open-end funds.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of the fund is above the competitive median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

REHI-SANN-0719
1.723505.120

Fidelity Advisor® Dividend Growth Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Berkshire Hathaway, Inc. Class B	10.4
General Electric Co.	8.6
Comcast Corp. Class A	6.8
Exxon Mobil Corp.	3.9
Bank of America Corp.	3.4
JPMorgan Chase & Co.	3.4
The Travelers Companies, Inc.	2.5
Wells Fargo & Co.	2.1
Apple, Inc.	2.0
UnitedHealth Group, Inc.	1.9
45.0

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Financials	27.6
Industrials	23.6
Communication Services	13.3
Health Care	9.2
Consumer Discretionary	7.5

Asset Allocation (% of fund's net assets)

As of May 31, 2019 *
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 3.3%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.3%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	295,000	$16,033
Media - 11.6%
CBS Corp. Class B	111,900	5,403
Comcast Corp. Class A	1,561,250	64,011
Discovery Communications, Inc. Class A (a)	117,600	3,206
GCI Liberty, Inc. (a)	82,700	4,804
Interpublic Group of Companies, Inc.	242,100	5,137
Liberty Broadband Corp. Class A (a)	76,700	7,480
Liberty Global PLC Class A (a)	49,853	1,226
Liberty Media Corp. Liberty SiriusXM Series A (a)	239,200	8,616
Nexstar Broadcasting Group, Inc. Class A	12,000	1,202
Omnicom Group, Inc.	77,300	5,980
Sinclair Broadcast Group, Inc. Class A	31,800	1,707
		108,772

TOTAL COMMUNICATION SERVICES		124,805

CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.5%
BorgWarner, Inc.	38,100	1,352
Lear Corp.	25,800	3,071
		4,423
Automobiles - 0.8%
General Motors Co.	241,000	8,035
Distributors - 1.3%
LKQ Corp. (a)	473,900	12,156
Diversified Consumer Services - 0.3%
H&R Block, Inc.	93,800	2,462
Household Durables - 2.4%
Mohawk Industries, Inc. (a)	52,600	7,130
NVR, Inc. (a)	4,700	15,047
		22,177
Internet & Direct Marketing Retail - 0.9%
Liberty Interactive Corp. QVC Group Series A (a)	43,000	539
The Booking Holdings, Inc. (a)	4,700	7,784
		8,323
Specialty Retail - 0.5%
AutoNation, Inc. (a)	121,106	4,780
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	51,600	4,396
Tapestry, Inc.	126,200	3,604
		8,000

TOTAL CONSUMER DISCRETIONARY		70,356

CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.	54,400	2,684
Food Products - 1.4%
Ingredion, Inc.	32,800	2,498
The Kraft Heinz Co.	382,000	10,562
		13,060
Household Products - 1.1%
Spectrum Brands Holdings, Inc.	195,085	10,275
Tobacco - 1.8%
Altria Group, Inc.	348,373	17,091

TOTAL CONSUMER STAPLES		43,110

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	70,390	8,014
Exxon Mobil Corp.	514,322	36,399
Phillips 66 Co.	178,900	14,455
		58,868
FINANCIALS - 27.6%
Banks - 13.0%
Bank of America Corp.	1,209,903	32,183
JPMorgan Chase & Co.	301,493	31,946
M&T Bank Corp.	70,300	11,220
PNC Financial Services Group, Inc.	114,400	14,559
U.S. Bancorp	241,500	12,123
Wells Fargo & Co.	439,790	19,513
		121,544
Capital Markets - 0.2%
Lazard Ltd. Class A	69,700	2,172
Consumer Finance - 0.8%
American Express Co.	64,900	7,445
Diversified Financial Services - 10.4%
Berkshire Hathaway, Inc. Class B (a)	493,400	97,410
Insurance - 3.2%
Chubb Ltd.	43,900	6,412
The Travelers Companies, Inc.	158,800	23,117
		29,529

TOTAL FINANCIALS		258,100

HEALTH CARE - 9.2%
Health Care Providers & Services - 6.3%
AmerisourceBergen Corp.	81,400	6,338
Anthem, Inc.	36,300	10,091
Cardinal Health, Inc.	11,100	467
Cigna Corp.	81,700	12,093
CVS Health Corp.	40,600	2,126
HCA Holdings, Inc.	43,100	5,213
McKesson Corp.	24,700	3,017
Quest Diagnostics, Inc.	16,300	1,563
UnitedHealth Group, Inc.	73,900	17,869
		58,777
Pharmaceuticals - 2.9%
Bayer AG	145,100	8,580
Bristol-Myers Squibb Co.	291,600	13,230
Pfizer, Inc.	133,700	5,551
		27,361

TOTAL HEALTH CARE		86,138

INDUSTRIALS - 23.6%
Air Freight & Logistics - 2.4%
FedEx Corp.	69,600	10,738
United Parcel Service, Inc. Class B	130,400	12,117
		22,855
Airlines - 1.5%
Delta Air Lines, Inc.	158,500	8,163
Southwest Airlines Co.	117,300	5,583
		13,746
Industrial Conglomerates - 8.6%
General Electric Co.	8,501,600	80,255
Machinery - 4.4%
Allison Transmission Holdings, Inc.	97,243	4,025
Cummins, Inc.	79,200	11,940
Deere & Co.	21,100	2,958
PACCAR, Inc.	161,900	10,656
Snap-On, Inc.	73,600	11,476
		41,055
Road & Rail - 4.7%
J.B. Hunt Transport Services, Inc.	46,500	3,959
Knight-Swift Transportation Holdings, Inc. Class A	631,600	17,457
Norfolk Southern Corp.	47,500	9,269
Union Pacific Corp.	79,700	13,292
		43,977
Trading Companies & Distributors - 2.0%
AerCap Holdings NV (a)	72,300	3,240
Air Lease Corp. Class A	93,300	3,359
HD Supply Holdings, Inc. (a)	306,805	12,729
		19,328

TOTAL INDUSTRIALS		221,216

INFORMATION TECHNOLOGY - 6.8%
IT Services - 2.2%
Amdocs Ltd.	141,500	8,408
Cognizant Technology Solutions Corp. Class A	138,600	8,583
FleetCor Technologies, Inc. (a)	14,300	3,692
		20,683
Semiconductors & Semiconductor Equipment - 0.3%
Qualcomm, Inc.	52,200	3,488
Software - 1.8%
Micro Focus International PLC	83,300	2,011
Oracle Corp.	289,600	14,654
		16,665
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	108,324	18,964
HP, Inc.	227,300	4,246
		23,210

TOTAL INFORMATION TECHNOLOGY		64,046

UTILITIES - 0.7%
Electric Utilities - 0.7%
PPL Corp.	212,200	6,315
TOTAL COMMON STOCKS
(Cost $905,190)		932,954

Money Market Funds - 0.6%
Fidelity Cash Central Fund 2.41% (b)
(Cost $6,026)	6,025,632	6,027
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $911,216)		938,981
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,945)
NET ASSETS - 100%		$937,036

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$404
Fidelity Securities Lending Cash Central Fund	0
Total	$404

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$124,805	$124,805	$--	$--
Consumer Discretionary	70,356	70,356	--	--
Consumer Staples	43,110	43,110	--	--
Energy	58,868	58,868	--	--
Financials	258,100	258,100	--	--
Health Care	86,138	77,558	8,580	--
Industrials	221,216	221,216	--	--
Information Technology	64,046	62,035	2,011	--
Utilities	6,315	6,315	--	--
Money Market Funds	6,027	6,027	--	--
Total Investments in Securities:	$938,981	$928,390	$10,591	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $905,190)	$932,954
Fidelity Central Funds (cost $6,026)	6,027
Total Investment in Securities (cost $911,216)		$938,981
Receivable for investments sold		4,223
Receivable for fund shares sold		170
Dividends receivable		1,924
Distributions receivable from Fidelity Central Funds		55
Other receivables		54
Total assets		945,407
Liabilities
Payable for investments purchased	$6,765
Payable for fund shares redeemed	812
Accrued management fee	274
Distribution and service plan fees payable	292
Other affiliated payables	189
Other payables and accrued expenses	39
Total liabilities		8,371
Net Assets		$937,036
Net Assets consist of:
Paid in capital		$899,792
Total distributable earnings (loss)		37,244
Net Assets		$937,036
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($371,902 ÷ 25,350.1 shares)(a)		$14.67
Maximum offering price per share (100/94.25 of $14.67)		$15.56
Class M:
Net Asset Value and redemption price per share ($336,231 ÷ 23,049.5 shares)(a)		$14.59
Maximum offering price per share (100/96.50 of $14.59)		$15.12
Class C:
Net Asset Value and offering price per share ($69,535 ÷ 5,058.9 shares)(a)		$13.75
Class I:
Net Asset Value, offering price and redemption price per share ($149,602 ÷ 9,580.0 shares)		$15.62
Class Z:
Net Asset Value, offering price and redemption price per share ($9,766 ÷ 614.5 shares)		$15.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$10,389
Non-Cash dividends		2,467
Income from Fidelity Central Funds		404
Total income		13,260
Expenses
Management fee
Basic fee	$2,636
Performance adjustment	(1,037)
Transfer agent fees	946
Distribution and service plan fees	1,853
Accounting and security lending fees	163
Custodian fees and expenses	16
Independent trustees' fees and expenses	3
Registration fees	40
Audit	34
Legal	6
Miscellaneous	5
Total expenses before reductions	4,665
Expense reductions	(72)
Total expenses after reductions		4,593
Net investment income (loss)		8,667
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,177
Foreign currency transactions	(12)
Total net realized gain (loss)		5,165
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(45,205)
Total change in net unrealized appreciation (depreciation)		(45,205)
Net gain (loss)		(40,040)
Net increase (decrease) in net assets resulting from operations		$(31,373)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,667	$15,009
Net realized gain (loss)	5,165	140,479
Change in net unrealized appreciation (depreciation)	(45,205)	(109,069)
Net increase (decrease) in net assets resulting from operations	(31,373)	46,419
Distributions to shareholders	(142,301)	(155,466)
Share transactions - net increase (decrease)	81,527	51,408
Total increase (decrease) in net assets	(92,147)	(57,639)
Net Assets
Beginning of period	1,029,183	1,086,822
End of period	$937,036	$1,029,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Dividend Growth Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.97	$20.01	$16.90	$17.35	$19.65	$17.23
Income from Investment Operations
Net investment income (loss)A	.14	.28	.25	.21	.20	.23B
Net realized and unrealized gain (loss)	(.90)	.58	3.07	.46	(.34)C	2.29
Total from investment operations	(.76)	.86	3.32	.67	(.14)	2.52
Distributions from net investment income	(.27)	(.26)	(.21)	(.18)	(.19)	(.09)
Distributions from net realized gain	(2.27)	(2.65)	–	(.94)	(1.96)	(.01)
Total distributions	(2.54)	(2.90)D	(.21)	(1.12)	(2.16)E	(.10)
Net asset value, end of period	$14.67	$17.97	$20.01	$16.90	$17.35	$19.65
Total ReturnF,G,H	(2.97)%	4.69%	19.81%	4.36%	(.41)%C	14.70%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.84%	.85%	.90%	1.01%	.94%
Expenses net of fee waivers, if any	.82%K	.84%	.85%	.90%	1.00%	.94%
Expenses net of all reductions	.81%K	.83%	.84%	.90%	1.00%	.94%
Net investment income (loss)	1.90%K	1.58%	1.36%	1.33%	1.13%	1.29%B
Supplemental Data
Net assets, end of period (in millions)	$372	$353	$376	$355	$356	$386
Portfolio turnover rateL	102%K	110%	73%	31%	56%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.51)%.

 D Total distributions of $2.90 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $2.648 per share.

 E Total distributions of $2.16 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.962 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.85	$19.90	$16.81	$17.25	$19.55	$17.15
Income from Investment Operations
Net investment income (loss)A	.13	.24	.20	.17	.15	.19B
Net realized and unrealized gain (loss)	(.89)	.57	3.05	.47	(.34)C	2.27
Total from investment operations	(.76)	.81	3.25	.64	(.19)	2.46
Distributions from net investment income	(.23)	(.21)	(.16)	(.14)	(.15)	(.06)
Distributions from net realized gain	(2.27)	(2.65)	–	(.94)	(1.96)	(.01)
Total distributions	(2.50)	(2.86)	(.16)	(1.08)	(2.11)	(.06)D
Net asset value, end of period	$14.59	$17.85	$19.90	$16.81	$17.25	$19.55
Total ReturnE,F,G	(3.03)%	4.38%	19.50%	4.15%	(.67)%C	14.41%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.07%J	1.09%	1.09%	1.14%	1.24%	1.18%
Expenses net of fee waivers, if any	1.07%J	1.09%	1.09%	1.14%	1.24%	1.18%
Expenses net of all reductions	1.05%J	1.08%	1.09%	1.14%	1.24%	1.17%
Net investment income (loss)	1.66%J	1.33%	1.11%	1.09%	.89%	1.05%B
Supplemental Data
Net assets, end of period (in millions)	$336	$363	$374	$351	$372	$412
Portfolio turnover rateK	102%J	110%	73%	31%	56%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .83%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (. 77)%.

 D Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.007 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.92	$19.00	$16.06	$16.53	$18.82	$16.54
Income from Investment Operations
Net investment income (loss)A	.08	.14	.10	.09	.06	.09B
Net realized and unrealized gain (loss)	(.85)	.54	2.92	.44	(.32)C	2.20
Total from investment operations	(.77)	.68	3.02	.53	(.26)	2.29
Distributions from net investment income	(.14)	(.12)	(.08)	(.06)	(.06)	–
Distributions from net realized gain	(2.27)	(2.65)	–	(.94)	(1.96)	(.01)
Total distributions	(2.40)D	(2.76)E	(.08)	(1.00)	(2.03)F	(.01)
Net asset value, end of period	$13.75	$16.92	$19.00	$16.06	$16.53	$18.82
Total ReturnG,H,I	(3.28)%	3.86%	18.88%	3.58%	(1.16)%C	13.83%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.61%L	1.61%	1.61%	1.66%	1.76%	1.69%
Expenses net of fee waivers, if any	1.61%L	1.61%	1.61%	1.66%	1.76%	1.69%
Expenses net of all reductions	1.59%L	1.60%	1.61%	1.66%	1.76%	1.69%
Net investment income (loss)	1.12%L	.81%	.59%	.57%	.37%	.54%B
Supplemental Data
Net assets, end of period (in millions)	$70	$137	$160	$154	$167	$179
Portfolio turnover rateM	102%L	110%	73%	31%	56%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .32%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.26)%.

 D Total distributions of $2.40 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $2.268 per share.

 E Total distributions of $2.76 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $2.648 per share.

 F Total distributions of $2.03 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.962 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.97	$20.97	$17.70	$18.12	$20.42	$17.91
Income from Investment Operations
Net investment income (loss)A	.17	.34	.30	.26	.25	.29B
Net realized and unrealized gain (loss)	(.94)	.61	3.21	.49	(.35)C	2.37
Total from investment operations	(.77)	.95	3.51	.75	(.10)	2.66
Distributions from net investment income	(.31)	(.30)	(.24)	(.22)	(.24)	(.14)
Distributions from net realized gain	(2.27)	(2.65)	–	(.94)	(1.96)	(.01)
Total distributions	(2.58)	(2.95)	(.24)	(1.17)D	(2.20)	(.15)
Net asset value, end of period	$15.62	$18.97	$20.97	$17.70	$18.12	$20.42
Total ReturnE,F	(2.80)%	4.93%	20.07%	4.60%	(.14)%C	14.99%
Ratios to Average Net AssetsG,H
Expenses before reductions	.58%I	.60%	.61%	.67%	.76%	.69%
Expenses net of fee waivers, if any	.58%I	.60%	.61%	.67%	.76%	.69%
Expenses net of all reductions	.57%I	.59%	.60%	.66%	.76%	.69%
Net investment income (loss)	2.14%I	1.82%	1.59%	1.57%	1.37%	1.54%B
Supplemental Data
Net assets, end of period (in millions)	$150	$166	$170	$123	$125	$131
Portfolio turnover rateJ	102%I	110%	73%	31%	56%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.32%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (. 24)%.

 D Total distributions of $1.17 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.941 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.28	$21.27	$17.95	$18.36	$20.44	$17.92
Income from Investment Operations
Net investment income (loss)A	.19	.38	.34	.29	.28	.31B
Net realized and unrealized gain (loss)	(.97)	.62	3.24	.50	(.35)C	2.38
Total from investment operations	(.78)	1.00	3.58	.79	(.07)	2.69
Distributions from net investment income	(.34)	(.34)	(.26)	(.26)	(.05)	(.17)
Distributions from net realized gain	(2.27)	(2.65)	–	(.94)	(1.96)	(.01)
Total distributions	(2.61)	(2.99)	(.26)	(1.20)	(2.01)	(.17)D
Net asset value, end of period	$15.89	$19.28	$21.27	$17.95	$18.36	$20.44
Total ReturnE,F	(2.78)%	5.10%	20.21%	4.80%	(.01)%C	15.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	.43%I	.45%	.45%	.49%	.59%	.52%
Expenses net of fee waivers, if any	.43%I	.45%	.45%	.49%	.59%	.52%
Expenses net of all reductions	.41%I	.44%	.44%	.49%	.59%	.52%
Net investment income (loss)	2.30%I	1.98%	1.76%	1.74%	1.54%	1.71%B
Supplemental Data
Net assets, end of period (in millions)	$10	$10	$7	$2	$9	$–
Portfolio turnover rateJ	102%I	110%	73%	31%	56%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.11)%.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.007 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the applicable Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$82,411
Gross unrealized depreciation	(60,386)
Net unrealized appreciation (depreciation)	$22,025
Tax cost	$916,956

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $488,200 and $486,516, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$444	$8
Class M	.25%	.25%	870	10
Class C	.75%	.25%	539	38
			$1,853	$56

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36
Class M	7
Class C(a)	4
$47

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$342.19
Class M	326.19
Class C	116.22
Class I	160.20
Class Z	2.05
	$946

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to less than five hundred dollars. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Class A	$49,025	$53,981
Class M	50,352	53,571
Class C	19,304	23,071
Class I	22,201	23,769
Class Z	1,419	1,074
Total	$142,301	$155,466

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
Class A
Shares sold	5,015	2,356	$75,747	$42,190
Reinvestment of distributions	3,375	2,930	45,399	51,334
Shares redeemed	(2,702)	(4,414)	(40,844)	(78,366)
Net increase (decrease)	5,688	872	$80,302	$15,158
Class M
Shares sold	1,901	3,096	$28,548	$54,768
Reinvestment of distributions	3,701	3,022	49,551	52,730
Shares redeemed	(2,861)	(4,622)	(42,868)	(81,811)
Net increase (decrease)	2,741	1,496	$35,231	$25,687
Class C
Shares sold	529	705	$7,423	$11,901
Reinvestment of distributions	1,492	1,270	18,858	21,110
Shares redeemed	(5,058)	(2,281)	(72,039)	(38,527)
Net increase (decrease)	(3,037)	(306)	$(45,758)	$(5,516)
Class I
Shares sold	1,077	1,553	$17,377	$29,414
Reinvestment of distributions	1,453	1,201	20,776	22,163
Shares redeemed	(1,688)	(2,115)	(27,429)	(39,588)
Net increase (decrease)	842	639	$10,724	$11,989
Class Z
Shares sold	68	234	$1,084	$4,538
Reinvestment of distributions	90	54	1,311	1,003
Shares redeemed	(86)	(77)	(1,367)	(1,451)
Net increase (decrease)	72	211	$1,028	$4,090

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Class A	.82%
Actual		$1,000.00	$970.30	$4.03
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.07%
Actual		$1,000.00	$969.70	$5.25
Hypothetical-C		$1,000.00	$1,019.60	$5.39
Class C	1.61%
Actual		$1,000.00	$967.20	$7.90
Hypothetical-C		$1,000.00	$1,016.90	$8.10
Class I	.58%
Actual		$1,000.00	$972.00	$2.85
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class Z	.43%
Actual		$1,000.00	$972.20	$2.11
Hypothetical-C		$1,000.00	$1,022.79	$2.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Dividend Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had a portfolio manager change in April 2017 and January 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Dividend Growth Fund

2018 Total Return % vs. Morningstar Large Blend and S&P 500:

75% beaten
25% beaten
Benchmark
Class I
Class C
16.00
14.00
12.00
10.00
8.00
14.37
14.38
10.63
10.22
9.17
1 Year
45.0
40.0
35.0
30.0
25.0
20.0
40.2
38.0
28.6
25.3
21.5
3 Year
90.0
80.0
70.0
60.0
50.0
87.7
83.9
67.3
67.6
59.2
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	19%	12%	21%
Class C	14%	8%	14%
Class I	21%	15%	25%
Class M	17%	11%	19%
Class Z	22%	16%	-

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board noted that the fund's underperformance has continued since the Board approved the management contract in 2016 and 2017. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the effect of any remedial actions and other relevant factors.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Dividend Growth Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ADGF-SANN-0719
1.721239.120

Fidelity Advisor® Series Small Cap Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Booz Allen Hamilton Holding Corp. Class A	1.8
Essent Group Ltd.	1.8
Grand Canyon Education, Inc.	1.7
Generac Holdings, Inc.	1.7
Cushman & Wakefield PLC	1.6
LPL Financial	1.5
First Cash Financial Services, Inc.	1.5
ICON PLC	1.5
Armstrong World Industries, Inc.	1.5
ITT, Inc.	1.5
16.1

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Financials	17.1
Information Technology	16.4
Industrials	15.7
Health Care	13.7
Consumer Discretionary	13.6

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 12.7%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Interactive Media & Services - 0.8%
CarGurus, Inc. Class A (a)	102,900	$3,515,064
Media - 1.1%
The New York Times Co. Class A	144,300	4,591,626
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)	164,300	3,105,270

TOTAL COMMUNICATION SERVICES		11,211,960

CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.5%
Dorman Products, Inc. (a)	28,200	2,302,812
Diversified Consumer Services - 1.7%
Grand Canyon Education, Inc. (a)	60,700	7,275,502
Hotels, Restaurants & Leisure - 4.0%
Churchill Downs, Inc.	59,500	5,865,510
Hilton Grand Vacations, Inc. (a)	160,156	4,071,166
Planet Fitness, Inc. (a)	72,700	5,559,369
YETI Holdings, Inc. (b)	78,700	1,882,504
		17,378,549
Household Durables - 3.4%
Cavco Industries, Inc. (a)	28,200	4,049,520
Taylor Morrison Home Corp. (a)	132,200	2,640,034
TopBuild Corp. (a)	66,700	5,287,309
TRI Pointe Homes, Inc. (a)	210,200	2,585,460
		14,562,323
Leisure Products - 0.4%
Brunswick Corp.	39,000	1,617,720
Specialty Retail - 2.4%
Boot Barn Holdings, Inc. (a)	116,100	3,033,693
Murphy U.S.A., Inc. (a)	38,600	3,098,036
The Children's Place Retail Stores, Inc. (b)	45,100	4,178,966
		10,310,695
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	34,000	2,859,740
Rattler Midstream LP	132,200	2,474,784
		5,334,524

TOTAL CONSUMER DISCRETIONARY		58,782,125

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc.	246,820	6,165,564
Food Products - 1.3%
Nomad Foods Ltd. (a)	272,400	5,780,328

TOTAL CONSUMER STAPLES		11,945,892

ENERGY - 1.9%
Energy Equipment & Services - 1.1%
Hess Midstream Partners LP	248,099	4,788,311
Oil, Gas & Consumable Fuels - 0.8%
Alliance Resource Partners LP	99,700	1,715,837
Noble Midstream Partners LP	58,123	1,758,221
		3,474,058

TOTAL ENERGY		8,262,369

FINANCIALS - 17.1%
Banks - 7.1%
Cadence Bancorp Class A	128,300	2,373,550
ConnectOne Bancorp, Inc.	235,876	4,955,755
CVB Financial Corp.	131,600	2,704,380
First Citizens Bancshares, Inc.	12,100	5,083,210
First Interstate Bancsystem, Inc.	93,100	3,436,321
Independent Bank Corp., Massachusetts	67,500	4,681,125
Old National Bancorp, Indiana	162,200	2,585,468
ServisFirst Bancshares, Inc.	101,500	3,181,010
Trico Bancshares	41,100	1,533,030
		30,533,849
Capital Markets - 3.4%
Blucora, Inc. (a)	121,600	3,765,952
LPL Financial	83,700	6,714,414
Morningstar, Inc.	30,400	4,257,216
Tradeweb Markets, Inc. Class A	2,000	90,180
		14,827,762
Consumer Finance - 1.5%
First Cash Financial Services, Inc.	69,100	6,545,152
Insurance - 2.3%
Enstar Group Ltd. (a)	14,100	2,318,040
Hastings Group Holdings PLC (c)	1,082,134	2,463,926
Primerica, Inc.	45,600	5,237,616
		10,019,582
Thrifts & Mortgage Finance - 2.8%
Essent Group Ltd. (a)	167,000	7,840,650
WSFS Financial Corp.	104,700	4,155,543
		11,996,193

TOTAL FINANCIALS		73,922,538

HEALTH CARE - 13.7%
Biotechnology - 2.7%
Allakos, Inc. (a)	22,400	878,080
Array BioPharma, Inc. (a)	98,400	2,599,728
Atara Biotherapeutics, Inc. (a)	34,000	755,140
Audentes Therapeutics, Inc. (a)	19,700	691,864
FibroGen, Inc. (a)	34,200	1,239,408
Heron Therapeutics, Inc. (a)	47,800	814,034
Kezar Life Sciences, Inc.	36,200	342,814
Mirati Therapeutics, Inc. (a)	22,200	1,504,938
Principia Biopharma, Inc.	23,300	681,758
Swedish Orphan Biovitrum AB (a)	118,200	2,106,976
		11,614,740
Health Care Equipment & Supplies - 3.0%
Avanos Medical, Inc. (a)	53,600	2,019,648
Integra LifeSciences Holdings Corp. (a)	84,600	3,942,360
LivaNova PLC (a)	23,493	1,689,147
Masimo Corp. (a)	20,400	2,667,096
Merit Medical Systems, Inc. (a)	55,100	2,844,813
		13,163,064
Health Care Providers & Services - 2.8%
Chemed Corp.	18,600	6,099,684
Encompass Health Corp.	66,100	3,894,612
G1 Therapeutics, Inc. (a)	11,400	238,944
LHC Group, Inc. (a)	17,424	1,973,791
		12,207,031
Life Sciences Tools & Services - 3.8%
Charles River Laboratories International, Inc. (a)	39,700	4,980,365
Codexis, Inc. (a)	36,000	651,600
ICON PLC (a)	44,900	6,356,044
PRA Health Sciences, Inc. (a)	51,600	4,475,268
		16,463,277
Pharmaceuticals - 1.4%
Horizon Pharma PLC (a)	53,600	1,277,288
Supernus Pharmaceuticals, Inc. (a)	131,200	3,939,936
Zogenix, Inc. (a)	22,000	829,180
		6,046,404

TOTAL HEALTH CARE		59,494,516

INDUSTRIALS - 15.7%
Building Products - 2.4%
Armstrong World Industries, Inc.	71,100	6,306,570
Gibraltar Industries, Inc. (a)	57,000	2,034,900
GMS, Inc. (a)	129,500	2,180,780
		10,522,250
Commercial Services & Supplies - 0.5%
Coor Service Management Holding AB (c)	263,700	2,237,714
Construction & Engineering - 0.7%
EMCOR Group, Inc.	39,600	3,190,176
Electrical Equipment - 1.7%
Generac Holdings, Inc. (a)	131,100	7,230,165
Industrial Conglomerates - 1.5%
ITT, Inc.	109,100	6,286,342
Machinery - 5.4%
Cactus, Inc. (a)	113,360	3,689,868
Douglas Dynamics, Inc.	65,300	2,422,630
Gardner Denver Holdings, Inc. (a)	80,900	2,748,173
Luxfer Holdings PLC sponsored	197,200	4,726,884
Oshkosh Corp.	76,900	5,474,511
Rexnord Corp. (a)	167,600	4,409,556
		23,471,622
Professional Services - 3.5%
Asgn, Inc. (a)	78,800	3,997,524
FTI Consulting, Inc. (a)	37,200	3,121,824
ICF International, Inc.	72,476	5,282,776
Navigant Consulting, Inc.	124,400	2,736,800
		15,138,924

TOTAL INDUSTRIALS		68,077,193

INFORMATION TECHNOLOGY - 16.4%
Electronic Equipment & Components - 3.8%
CDW Corp.	62,500	6,152,500
ePlus, Inc. (a)	43,713	3,088,761
Napco Security Technolgies, Inc. (a)	38,800	1,036,736
SYNNEX Corp.	70,313	6,096,840
		16,374,837
IT Services - 5.0%
Booz Allen Hamilton Holding Corp. Class A	127,400	8,047,858
Euronet Worldwide, Inc. (a)	35,700	5,534,928
Genpact Ltd.	144,100	5,209,215
Hackett Group, Inc.	73,807	1,187,555
Verra Mobility Corp. (a)	125,800	1,758,684
		21,738,240
Semiconductors & Semiconductor Equipment - 1.2%
Entegris, Inc.	152,500	5,236,850
Software - 6.4%
j2 Global, Inc.	59,100	4,981,539
Nuance Communications, Inc. (a)	214,100	3,676,097
Pegasystems, Inc.	52,100	3,758,494
Pivotal Software, Inc. (a)	119,500	2,378,050
Proofpoint, Inc. (a)	36,100	4,056,196
PROS Holdings, Inc. (a)	71,300	4,042,710
RealPage, Inc. (a)	31,700	1,848,744
Zensar Technologies Ltd.	787,435	2,826,846
		27,568,676

TOTAL INFORMATION TECHNOLOGY		70,918,603

MATERIALS - 3.6%
Chemicals - 1.4%
Ashland Global Holdings, Inc.	45,100	3,376,637
Element Solutions, Inc. (a)	282,500	2,672,450
		6,049,087
Construction Materials - 0.6%
Eagle Materials, Inc.	29,900	2,573,194
Containers & Packaging - 1.3%
Aptargroup, Inc.	51,300	5,810,751
Paper & Forest Products - 0.3%
Neenah, Inc.	21,900	1,251,804

TOTAL MATERIALS		15,684,836

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Americold Realty Trust	181,200	5,671,560
CoreSite Realty Corp.	21,900	2,556,168
EPR Properties	39,000	3,045,900
		11,273,628
Real Estate Management & Development - 2.3%
CBRE Group, Inc. (a)	65,200	2,979,640
Cushman & Wakefield PLC	416,633	7,024,432
		10,004,072

TOTAL REAL ESTATE		21,277,700

UTILITIES - 1.7%
Gas Utilities - 1.0%
Star Gas Partners LP	423,578	4,104,471
Multi-Utilities - 0.7%
Telecom Plus PLC	164,300	3,086,664

TOTAL UTILITIES		7,191,135

TOTAL COMMON STOCKS
(Cost $373,787,924)		406,768,867

Money Market Funds - 6.8%
Fidelity Cash Central Fund 2.41% (d)	10,380,724	10,382,800
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	19,217,224	19,219,145
TOTAL MONEY MARKET FUNDS
(Cost $29,602,174)		29,601,945

Equity Funds - 3.0%
Small Blend Funds - 3.0%
iShares Russell 2000 Index ETF (b)
(Cost $13,672,510)	87,700	12,791,920
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $417,062,608)		449,162,732
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(15,918,859)
NET ASSETS - 100%		$433,243,873

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,701,640 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$204,125
Fidelity Securities Lending Cash Central Fund	64,383
Total	$268,508

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.3%
United Kingdom	4.4%
Bermuda	3.5%
Ireland	1.8%
British Virgin Islands	1.3%
Sweden	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,426,352) — See accompanying schedule: Unaffiliated issuers (cost $387,460,434)	$419,560,787
Fidelity Central Funds (cost $29,602,174)	29,601,945
Total Investment in Securities (cost $417,062,608)		$449,162,732
Cash		98,934
Foreign currency held at value (cost $123,187)		123,186
Receivable for investments sold		3,904,818
Receivable for fund shares sold		6,816
Dividends receivable		215,929
Distributions receivable from Fidelity Central Funds		29,620
Total assets		453,542,035
Liabilities
Payable for fund shares redeemed	$1,008,594
Other payables and accrued expenses	70,118
Collateral on securities loaned	19,219,450
Total liabilities		20,298,162
Net Assets		$433,243,873
Net Assets consist of:
Paid in capital		$402,735,741
Total distributable earnings (loss)		30,508,132
Net Assets, for 42,379,370 shares outstanding		$433,243,873
Net Asset Value, offering price and redemption price per share ($433,243,873 ÷ 42,379,370 shares)		$10.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$1,685,945
Interest		5,684
Income from Fidelity Central Funds		268,508
Total income		1,960,137
Expenses
Custodian fees and expenses	$11,656
Independent trustees' fees and expenses	1,165
Commitment fees	610
Total expenses		13,431
Net investment income (loss)		1,946,706
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,280,135)
Fidelity Central Funds	(76)
Foreign currency transactions	(7,413)
Futures contracts	1,904,008
Total net realized gain (loss)		(1,383,616)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $18,394)	1,671,875
Fidelity Central Funds	(229)
Assets and liabilities in foreign currencies	(18,039)
Futures contracts	(4,352)
Total change in net unrealized appreciation (depreciation)		1,649,255
Net gain (loss)		265,639
Net increase (decrease) in net assets resulting from operations		$2,212,345

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,946,706	$3,906,262
Net realized gain (loss)	(1,383,616)	36,501,502
Change in net unrealized appreciation (depreciation)	1,649,255	(57,675,834)
Net increase (decrease) in net assets resulting from operations	2,212,345	(17,268,070)
Distributions to shareholders	(41,752,285)	(30,404,834)
Share transactions
Proceeds from sales of shares	18,499,800	56,560,740
Reinvestment of distributions	41,752,285	30,404,834
Cost of shares redeemed	(28,621,867)	(61,234,443)
Net increase (decrease) in net assets resulting from share transactions	31,630,218	25,731,131
Total increase (decrease) in net assets	(7,909,722)	(21,941,773)
Net Assets
Beginning of period	441,153,595	463,095,368
End of period	$433,243,873	$441,153,595
Other Information
Shares
Sold	1,815,965	4,702,111
Issued in reinvestment of distributions	4,659,853	2,567,976
Redeemed	(2,771,547)	(4,989,443)
Net increase (decrease)	3,704,271	2,280,644

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Small Cap Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$12.72	$10.93	$11.26	$11.19	$10.39
Income from Investment Operations
Net investment income (loss)A	.05	.10	.08	.09B	.03C	.02
Net realized and unrealized gain (loss)	(.14)	(.58)	1.81	.10	.38	.82
Total from investment operations	(.09)	(.48)	1.89	.19	.41	.84
Distributions from net investment income	(.12)	(.07)	(.10)	(.03)	(.02)	(.01)
Distributions from net realized gain	(.98)	(.76)	–	(.50)	(.32)	(.03)
Total distributions	(1.10)	(.83)	(.10)	(.52)D	(.34)	(.04)
Net asset value, end of period	$10.22	$11.41	$12.72	$10.93	$11.26	$11.19
Total ReturnE,F	.52%	(4.02)%	17.37%	1.96%	3.81%	8.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.01%I	.01%	.41%	.97%	1.04%	.94%
Expenses net of fee waivers, if any	.01%I	.01%	.41%	.97%	1.03%	.94%
Expenses net of all reductions	.01%I	- %J	.40%	.97%	1.02%	.94%
Net investment income (loss)	.90%I	.83%	.72%	.85%B	.30%C	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$433,244	$441,154	$463,095	$451,368	$483,566	$517,827
Portfolio turnover rateK	90%I	82%	88%	90%	35%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

 D Total distributions of $.52 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.496 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Advisor Series Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,878,284
Gross unrealized depreciation	(27,625,259)
Net unrealized appreciation (depreciation)	$31,253,025
Tax cost	$417,909,707

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $192,100,216 and $187,924,473, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,316 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $610 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $64,383. During the period, there were no securities loaned to FCM.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.01%	$1,000.00	$1,005.20	$.05
Hypothetical-C		$1,000.00	$1,024.88	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through January 31, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AXS5-SANN-0719
1.967944.105

Fidelity Advisor® Series Growth Opportunities Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Microsoft Corp.	6.1
Alphabet, Inc. Class C	4.6
Amazon.com, Inc.	4.1
Apple, Inc.	3.8
JUUL Labs, Inc. Series C	3.4
Facebook, Inc. Class A	2.7
Salesforce.com, Inc.	1.8
UnitedHealth Group, Inc.	1.8
Wix.com Ltd.	1.8
Alphabet, Inc. Class A	1.8
31.9

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	33.4
Consumer Discretionary	17.7
Communication Services	16.3
Health Care	12.6
Consumer Staples	6.0

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks	96.1%
Convertible Securities	3.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 14.5%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
COMMUNICATION SERVICES - 16.3%
Entertainment - 3.4%
Activision Blizzard, Inc.	58,800	$2,550,156
Electronic Arts, Inc. (a)	28,400	2,643,472
Netflix, Inc. (a)	17,100	5,870,088
Take-Two Interactive Software, Inc. (a)	15,400	1,665,510
The Walt Disney Co.	59,400	7,843,176
		20,572,402
Interactive Media & Services - 10.8%
Alphabet, Inc.:
Class A (a)	9,600	10,622,400
Class C (a)	25,300	27,921,839
ANGI Homeservices, Inc. Class A (a)	90,305	1,302,198
CarGurus, Inc. Class A (a)	150,500	5,141,080
Cars.com, Inc. (a)	8,600	182,062
Facebook, Inc. Class A (a)	90,700	16,096,529
IAC/InterActiveCorp (a)	13,500	2,981,475
Momo, Inc. ADR	53,200	1,466,724
Pinterest, Inc. Class A	8,200	204,344
		65,918,651
Media - 0.5%
Charter Communications, Inc. Class A (a)	7,862	2,962,402
Liberty Latin America Ltd. Class A (a)	2	34
		2,962,436
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc. (a)	136,500	10,024,560

TOTAL COMMUNICATION SERVICES		99,478,049

CONSUMER DISCRETIONARY - 17.6%
Automobiles - 1.0%
Tesla, Inc. (a)(b)	32,421	6,003,072
Diversified Consumer Services - 0.0%
Grand Canyon Education, Inc. (a)	600	71,916
Hotels, Restaurants & Leisure - 2.2%
Hilton Grand Vacations, Inc. (a)	169,300	4,303,606
Planet Fitness, Inc. (a)	15,700	1,200,579
Sea Ltd. ADR (a)(b)	276,800	7,872,192
		13,376,377
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	8,500	1,152,175
Roku, Inc. Class A (a)	82,200	7,430,880
		8,583,055
Internet & Direct Marketing Retail - 10.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	42,300	6,313,698
Amazon.com, Inc. (a)	14,160	25,134,991
Gaia, Inc. Class A (a)	25,600	190,208
JD.com, Inc. sponsored ADR (a)	65,900	1,697,584
MakeMyTrip Ltd. (a)	16,800	394,800
Meituan Dianping Class B	521,800	4,030,205
MercadoLibre, Inc. (a)	5,800	3,309,016
Naspers Ltd. Class N	12,700	2,863,235
Pinduoduo, Inc. ADR (b)	170,100	3,303,342
The Booking Holdings, Inc. (a)	3,300	5,465,526
Waitr Holdings, Inc. (a)(b)	303,000	2,121,000
Wayfair LLC Class A (a)	44,400	6,394,044
		61,217,649
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	23,300	2,367,047
Specialty Retail - 2.2%
Carvana Co. Class A (a)(b)	130,300	7,541,764
Floor & Decor Holdings, Inc. Class A (a)	86,200	3,061,824
Lowe's Companies, Inc.	22,100	2,061,488
The Home Depot, Inc.	3,700	702,445
		13,367,521
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. (c)(d)	898	47,334
lululemon athletica, Inc. (a)	10,300	1,705,577
		1,752,911

TOTAL CONSUMER DISCRETIONARY		106,739,548

CONSUMER STAPLES - 2.5%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	6,600	1,164,570
Fever-Tree Drinks PLC	68,607	2,301,984
Luckin Coffee, Inc. ADR (b)	10,200	205,020
		3,671,574
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc.	112,900	2,820,242
Performance Food Group Co. (a)	35,500	1,396,925
Walmart, Inc.	700	71,008
		4,288,175
Food Products - 0.0%
Beyond Meat, Inc. (b)	600	62,472
nLIGHT, Inc. (a)	6,900	128,961
		191,433
Personal Products - 0.1%
Unilever NV (Certificaten Van Aandelen) (Bearer)	10,500	632,031
Tobacco - 1.1%
Altria Group, Inc.	124,200	6,093,252
JUUL Labs, Inc. (a)(c)(d)	709	193,912
		6,287,164

TOTAL CONSUMER STAPLES		15,070,377

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Reliance Industries Ltd.	390,726	7,463,120
FINANCIALS - 4.6%
Banks - 0.4%
HDFC Bank Ltd. sponsored ADR	18,000	2,234,880
Capital Markets - 1.5%
BlackRock, Inc. Class A	3,500	1,454,460
Cboe Global Markets, Inc.	16,800	1,823,472
Charles Schwab Corp.	61,800	2,571,498
Morningstar, Inc.	500	70,020
S&P Global, Inc.	1,100	235,268
TD Ameritrade Holding Corp.	50,400	2,507,400
Virtu Financial, Inc. Class A (b)	28,300	651,466
		9,313,584
Consumer Finance - 0.3%
Synchrony Financial	51,100	1,718,493
Diversified Financial Services - 1.1%
GDS Holdings Ltd. ADR (a)(b)	217,100	7,053,579
Thrifts & Mortgage Finance - 1.3%
LendingTree, Inc. (a)(b)	21,000	7,890,540

TOTAL FINANCIALS		28,211,076

HEALTH CARE - 12.6%
Biotechnology - 5.5%
ACADIA Pharmaceuticals, Inc. (a)	32,946	790,375
Acceleron Pharma, Inc. (a)	9,206	367,227
Acorda Therapeutics, Inc. (a)	32,207	299,203
Agios Pharmaceuticals, Inc. (a)	8,000	369,360
Aimmune Therapeutics, Inc. (a)	7,000	136,990
Alexion Pharmaceuticals, Inc. (a)	48,400	5,502,112
Alnylam Pharmaceuticals, Inc. (a)	19,177	1,294,831
AnaptysBio, Inc. (a)	12,900	939,249
Argenx SE ADR (a)	1,300	160,719
Array BioPharma, Inc. (a)	17,100	451,782
Ascendis Pharma A/S sponsored ADR (a)	6,650	828,989
Atara Biotherapeutics, Inc. (a)	8,300	184,343
Audentes Therapeutics, Inc. (a)	6,700	235,304
BeiGene Ltd.	26,000	241,442
bluebird bio, Inc. (a)	11,300	1,355,096
Blueprint Medicines Corp. (a)	2,400	182,400
Celgene Corp. (a)	9,400	881,626
Crinetics Pharmaceuticals, Inc. (a)	30,700	806,796
Epizyme, Inc. (a)	14,000	192,360
FibroGen, Inc. (a)	42,800	1,551,072
Five Prime Therapeutics, Inc. (a)	14,900	125,160
Gritstone Oncology, Inc.	42,000	391,020
Heron Therapeutics, Inc. (a)	28,100	478,543
Insmed, Inc. (a)	78,389	1,897,798
Intercept Pharmaceuticals, Inc. (a)	9,600	795,072
La Jolla Pharmaceutical Co. (a)	51,440	277,262
Mirati Therapeutics, Inc. (a)	9,900	671,121
Neurocrine Biosciences, Inc. (a)	29,055	2,463,283
Rigel Pharmaceuticals, Inc. (a)	181,900	387,447
Sage Therapeutics, Inc. (a)	9,900	1,701,513
Sarepta Therapeutics, Inc. (a)	21,100	2,402,235
Sienna Biopharmaceuticals, Inc. (a)	10,300	12,051
TransMedics Group, Inc.	35,100	954,369
Vertex Pharmaceuticals, Inc. (a)	20,800	3,456,544
Xencor, Inc. (a)	21,500	663,060
		33,447,754
Health Care Equipment & Supplies - 3.1%
Axonics Modulation Technologies, Inc. (a)	2,100	69,006
Becton, Dickinson & Co.	14,300	3,338,192
Boston Scientific Corp. (a)	129,002	4,954,967
DexCom, Inc. (a)	13,100	1,589,030
Insulet Corp. (a)	22,000	2,415,380
Intuitive Surgical, Inc. (a)	3,300	1,534,005
Masimo Corp. (a)	1,700	222,258
Novocure Ltd. (a)	50,500	2,682,560
Penumbra, Inc. (a)	14,500	2,069,150
Wright Medical Group NV (a)	7,800	239,616
		19,114,164
Health Care Providers & Services - 3.0%
Cigna Corp.	10,500	1,554,210
G1 Therapeutics, Inc. (a)	16,969	355,670
Humana, Inc.	20,800	5,093,088
OptiNose, Inc. (a)	13,923	105,676
UnitedHealth Group, Inc.	46,300	11,195,340
		18,303,984
Life Sciences Tools & Services - 0.3%
Avantor, Inc.	90,600	1,585,500
Pharmaceuticals - 0.7%
AstraZeneca PLC sponsored ADR	11,700	437,346
Bristol-Myers Squibb Co.	10,200	462,774
Nabriva Therapeutics PLC (a)(b)	296,700	679,443
Nektar Therapeutics (a)	47,100	1,475,172
TherapeuticsMD, Inc. (a)(b)	39,600	121,176
Theravance Biopharma, Inc. (a)	37,400	621,588
Tricida, Inc.	9,100	334,334
		4,131,833

TOTAL HEALTH CARE		76,583,235

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.	3,100	940,075
Airlines - 1.3%
Alaska Air Group, Inc.	7,200	419,040
JetBlue Airways Corp. (a)	120,400	2,074,492
Southwest Airlines Co.	6,100	290,360
Spirit Airlines, Inc. (a)	108,800	5,013,504
		7,797,396
Commercial Services & Supplies - 0.2%
HomeServe PLC	48,700	742,522
Tomra Systems ASA	11,100	333,823
		1,076,345
Electrical Equipment - 0.3%
Sunrun, Inc. (a)	106,400	1,666,224
Machinery - 0.3%
Minebea Mitsumi, Inc.	108,000	1,569,676
Professional Services - 0.7%
CoStar Group, Inc. (a)	4,600	2,344,344
TransUnion Holding Co., Inc.	32,500	2,130,050
		4,474,394
Road & Rail - 0.8%
Lyft, Inc.	2,500	144,050
Lyft, Inc.	45,994	2,385,157
Uber Technologies, Inc.	3,100	125,271
Uber Technologies, Inc.	55,193	2,007,314
		4,661,792
Trading Companies & Distributors - 0.6%
Bunzl PLC	137,600	3,679,271
Watsco, Inc.	1,100	173,129
		3,852,400

TOTAL INDUSTRIALS		26,038,302

INFORMATION TECHNOLOGY - 33.4%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	1,700	415,803
Electronic Equipment & Components - 0.4%
SYNNEX Corp.	12,100	1,049,191
TTM Technologies, Inc. (a)	162,000	1,381,860
		2,431,051
IT Services - 8.4%
Accenture PLC Class A	800	142,456
Alliance Data Systems Corp.	63,700	8,758,750
Elastic NV	9,200	754,860
EPAM Systems, Inc. (a)	5,900	1,018,281
Fastly, Inc. Class A	1,300	27,040
Global Payments, Inc.	27,700	4,266,908
GoDaddy, Inc. (a)	41,500	3,087,600
Interxion Holding N.V. (a)	3,500	257,985
MasterCard, Inc. Class A	25,100	6,312,399
MongoDB, Inc. Class A (a)	8,600	1,206,924
Okta, Inc. (a)	8,200	928,404
PayPal Holdings, Inc. (a)	55,000	6,036,250
Visa, Inc. Class A	42,000	6,775,860
Wix.com Ltd. (a)	79,169	10,873,070
Worldpay, Inc. (a)	6,000	729,840
		51,176,627
Semiconductors & Semiconductor Equipment - 6.8%
Analog Devices, Inc.	17,500	1,690,850
Applied Materials, Inc.	86,500	3,346,685
Broadcom, Inc.	12,100	3,044,844
Lam Research Corp.	23,000	4,016,030
Marvell Technology Group Ltd.	242,800	5,414,440
Micron Technology, Inc. (a)	132,600	4,324,086
NVIDIA Corp.	59,700	8,086,962
NXP Semiconductors NV	85,100	7,502,416
ON Semiconductor Corp. (a)	124,700	2,214,672
Qualcomm, Inc.	23,200	1,550,224
		41,191,209
Software - 13.7%
2U, Inc. (a)	1,400	53,186
Adobe, Inc. (a)	20,800	5,634,720
Autodesk, Inc. (a)	22,100	3,556,111
Avalara, Inc.	2,235	151,175
Carbon Black, Inc.	1,000	15,050
Citrix Systems, Inc.	16,600	1,562,392
DocuSign, Inc. (a)	1,100	61,666
Dropbox, Inc. Class A (a)	51,400	1,159,584
Intuit, Inc.	6,700	1,640,495
Microsoft Corp.	298,960	36,975,373
Parametric Technology Corp. (a)	41,100	3,454,866
Pluralsight, Inc.	2,100	66,906
Q2 Holdings, Inc. (a)	2,500	183,100
RingCentral, Inc. (a)	5,900	707,115
Salesforce.com, Inc. (a)	74,448	11,272,172
ServiceNow, Inc. (a)	14,400	3,771,792
SS&C Technologies Holdings, Inc.	23,300	1,296,645
SurveyMonkey	1,600	27,520
Tableau Software, Inc. (a)	5,800	652,326
The Trade Desk, Inc. (a)	39,000	7,753,590
Workday, Inc. Class A (a)	11,900	2,429,028
Zoom Video Communications, Inc. Class A	1,000	79,730
Zuora, Inc. (a)	79,300	1,109,407
		83,613,949
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	131,533	23,027,482
Western Digital Corp.	29,100	1,083,102
		24,110,584

TOTAL INFORMATION TECHNOLOGY		202,939,223

MATERIALS - 1.8%
Chemicals - 1.4%
LG Chemical Ltd.	7,431	2,081,845
LyondellBasell Industries NV Class A	24,900	1,848,825
Olin Corp.	110,700	2,170,827
The Chemours Co. LLC	129,000	2,720,610
		8,822,107
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	42,200	2,339,146

TOTAL MATERIALS		11,161,253

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	31,500	6,576,255
Crown Castle International Corp.	2,000	260,020
Equinix, Inc.	3,900	1,894,581
		8,730,856
UTILITIES - 0.4%
Electric Utilities - 0.3%
DONG Energy A/S (e)	9,300	741,251
NextEra Energy, Inc.	4,600	911,766
		1,653,017
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A	90,900	981,720

TOTAL UTILITIES		2,634,737

TOTAL COMMON STOCKS
(Cost $400,910,083)		585,049,776

Preferred Stocks - 3.8%
Convertible Preferred Stocks - 3.8%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc. Series C (c)(d)	1,387,600	336,493
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	354	18,659
Series B (c)(d)	62	3,268
Series C (c)(d)	596	31,415
		53,342
TOTAL CONSUMER DISCRETIONARY		389,835
CONSUMER STAPLES - 3.5%
Tobacco - 3.5%
JUUL Labs, Inc.:
Series C (a)(c)(d)	75,719	20,709,147
Series D (c)(d)	938	256,543
		20,965,690
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (a)(c)(d)	67,979	637,493
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (a)(c)(d)	3,290	671,160
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	11,400	154,926
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Sonder Canada, Inc. Series D (c)(d)	15,672	164,493

TOTAL CONVERTIBLE PREFERRED STOCKS		22,983,597

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	190	10,015
TOTAL PREFERRED STOCKS
(Cost $1,803,018)		22,993,612

Money Market Funds - 5.7%
Fidelity Cash Central Fund 2.41% (f)	3,102,138	3,102,759
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	31,494,187	31,497,336
TOTAL MONEY MARKET FUNDS
(Cost $34,600,095)		34,600,095
TOTAL INVESTMENT IN SECURITIES - 105.6%
(Cost $437,313,196)		642,643,483
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(34,007,596)
NET ASSETS - 100%		$608,635,887

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,234,858 or 3.8% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $741,251 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$49,243
Allbirds, Inc.	10/9/18	$10,419
Allbirds, Inc. Series A	10/9/18	$19,412
Allbirds, Inc. Series B	10/9/18	$3,400
Allbirds, Inc. Series C	10/9/18	$32,682
Cloudflare, Inc. Series D, 8.00%	9/10/18	$125,400
Clover Health Series D	6/7/17	$637,493
JUUL Labs, Inc.	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series C	7/3/18	$253,709
Sonder Canada, Inc. Series D	5/21/19	$164,493
Space Exploration Technologies Corp. Series I	4/5/18	$556,010

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,338
Fidelity Securities Lending Cash Central Fund	103,106
Total	$169,444

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$99,478,049	$99,478,049	$--	$--
Consumer Discretionary	107,139,398	103,828,979	2,863,235	447,184
Consumer Staples	36,036,067	14,244,434	632,031	21,159,602
Energy	7,463,120	7,463,120	--	--
Financials	28,848,569	28,211,076	--	637,493
Health Care	76,583,235	76,583,235	--	--
Industrials	26,709,462	20,076,155	5,962,147	671,160
Information Technology	203,094,149	202,939,223	--	154,926
Materials	11,161,253	11,161,253	--	--
Real Estate	8,895,349	8,730,856	--	164,493
Utilities	2,634,737	2,634,737	--	--
Money Market Funds	34,600,095	34,600,095	--	--
Total Investments in Securities:	$642,643,483	$609,951,212	$9,457,413	$23,234,858

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$35,640,549
Net Realized Gain (Loss) on Investment Securities	48,439,123
Net Unrealized Gain (Loss) on Investment Securities	(13,860,456)
Cost of Purchases	--
Proceeds of Sales	(49,059,614)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$21,159,602
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2019	$(13,860,456)
Other Investments in Securities
Beginning Balance	$6,557,526
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,612,556)
Cost of Purchases	164,493
Proceeds of Sales	(3,034,207)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$2,075,256
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2019	$(222,995)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.5%
Cayman Islands	5.2%
Netherlands	1.8%
Israel	1.8%
India	1.6%
United Kingdom	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,429,886) — See accompanying schedule: Unaffiliated issuers (cost $402,713,101)	$608,043,388
Fidelity Central Funds (cost $34,600,095)	34,600,095
Total Investment in Securities (cost $437,313,196)		$642,643,483
Foreign currency held at value (cost $10,189)		10,189
Receivable for investments sold		12,867,723
Receivable for fund shares sold		9,205
Dividends receivable		404,419
Distributions receivable from Fidelity Central Funds		14,410
Other receivables		23,280
Total assets		655,972,709
Liabilities
Payable for investments purchased	$5,522,149
Payable for fund shares redeemed	10,109,306
Other payables and accrued expenses	206,830
Collateral on securities loaned	31,498,537
Total liabilities		47,336,822
Net Assets		$608,635,887
Net Assets consist of:
Paid in capital		$297,138,731
Total distributable earnings (loss)		311,497,156
Net Assets, for 43,479,726 shares outstanding		$608,635,887
Net Asset Value, offering price and redemption price per share ($608,635,887 ÷ 43,479,726 shares)		$14.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$1,933,258
Income from Fidelity Central Funds		169,444
Total income		2,102,702
Expenses
Custodian fees and expenses	$19,273
Independent trustees' fees and expenses	1,791
Interest	10,907
Commitment fees	935
Total expenses		32,906
Net investment income (loss)		2,069,796
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12,088)	106,199,830
Fidelity Central Funds	543
Foreign currency transactions	(1,535)
Total net realized gain (loss)		106,198,838
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $123,621)	(17,413,998)
Assets and liabilities in foreign currencies	99
Total change in net unrealized appreciation (depreciation)		(17,413,899)
Net gain (loss)		88,784,939
Net increase (decrease) in net assets resulting from operations		$90,854,735

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,069,796	$4,516,554
Net realized gain (loss)	106,198,838	110,580,462
Change in net unrealized appreciation (depreciation)	(17,413,899)	23,085,757
Net increase (decrease) in net assets resulting from operations	90,854,735	138,182,773
Distributions to shareholders	(116,238,648)	(57,776,852)
Share transactions
Proceeds from sales of shares	25,131,412	48,085,779
Reinvestment of distributions	116,238,648	57,776,852
Cost of shares redeemed	(143,693,645)	(168,412,313)
Net increase (decrease) in net assets resulting from share transactions	(2,323,585)	(62,549,682)
Total increase (decrease) in net assets	(27,707,498)	17,856,239
Net Assets
Beginning of period	636,343,385	618,487,146
End of period	$608,635,887	$636,343,385
Other Information
Shares
Sold	1,822,547	3,387,118
Issued in reinvestment of distributions	10,359,951	4,527,966
Redeemed	(9,868,215)	(11,384,837)
Net increase (decrease)	2,314,283	(3,469,753)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Growth Opportunities Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.46	$13.86	$10.62	$12.23	$11.79	$10.23
Income from Investment Operations
Net investment income (loss)A	.04	.10	.09	.05	.05B	.02
Net realized and unrealized gain (loss)	1.36	2.83	3.54	(.32)	.60	1.56
Total from investment operations	1.40	2.93	3.63	(.27)	.65	1.58
Distributions from net investment income	(.11)	(.11)	(.04)	(.07)	(.02)	–C
Distributions from net realized gain	(2.75)	(1.22)	(.36)	(1.27)	(.20)	(.02)
Total distributions	(2.86)	(1.33)	(.39)D	(1.34)	(.21)E	(.02)
Net asset value, end of period	$14.00	$15.46	$13.86	$10.62	$12.23	$11.79
Total ReturnF,G	13.65%	23.13%	35.40%	(2.09)%	5.71%	15.51%
Ratios to Average Net AssetsH,I
Expenses before reductions	.01%J	.01%	.31%	.62%	.74%	.77%
Expenses net of fee waivers, if any	.01%J	.01%	.31%	.62%	.74%	.77%
Expenses net of all reductions	.01%J	.01%	.30%	.61%	.74%	.77%
Net investment income (loss)	.62%J	.69%	.71%	.45%	.44%B	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$608,636	$636,343	$618,487	$590,988	$633,109	$974,463
Portfolio turnover rateK	93%J	47%	50%	67%	50%	16%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.355 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.197 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Advisor Series Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	23,234,858	Market comparable	Enterprise value/Sales multiple (EV/S)	3.9 - 11.7 / 8.5	Increase
			Discount rate	20.6%	Decrease
			Premium rate	15.5%	Increase
		Market approach	Transaction price	$0.24 - $277.00 / $265.56	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$227,325,951
Gross unrealized depreciation	(25,444,122)
Net unrealized appreciation (depreciation)	$201,881,829
Tax cost	$440,761,654

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $304,172,328 and $377,079,968, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,749 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,441,917	2.63%	$10,907

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $935 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $249,616. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $103,106, including $25,375 from securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.01%	$1,000.00	$1,136.50	$.05
Hypothetical-C		$1,000.00	$1,024.88	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Growth Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through January 31, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AXS3-SANN-0719
1.967933.105

Fidelity Advisor® Series Equity Growth Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Microsoft Corp.	7.8
Amazon.com, Inc.	6.1
Alphabet, Inc. Class A	5.1
Visa, Inc. Class A	3.8
Adobe, Inc.	2.8
American Tower Corp.	2.6
PayPal Holdings, Inc.	2.4
Apple, Inc.	2.1
Salesforce.com, Inc.	1.8
CME Group, Inc.	1.5
36.0

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	35.5
Health Care	15.4
Consumer Discretionary	14.7
Industrials	8.5
Communication Services	7.9

Asset Allocation (% of fund's net assets)

As of May 31, 2019 *
Stocks	99.3%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 12.3%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 7.9%
Entertainment - 0.5%
Electronic Arts, Inc. (a)	50,800	$4,728,464
Interactive Media & Services - 7.2%
Alphabet, Inc. Class A (a)	42,900	47,468,850
Facebook, Inc. Class A (a)	73,500	13,044,045
Tencent Holdings Ltd.	151,500	6,317,195
		66,830,090
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	81,866	1,547,267

TOTAL COMMUNICATION SERVICES		73,105,821

CONSUMER DISCRETIONARY - 14.7%
Automobiles - 0.2%
Ferrari NV	14,500	2,073,790
Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc. (a)	56,100	6,724,146
Laureate Education, Inc. Class A (a)	291,800	4,686,308
		11,410,454
Hotels, Restaurants & Leisure - 2.3%
Domino's Pizza, Inc.	17,500	4,891,250
McDonald's Corp.	40,900	8,109,243
Wingstop, Inc.	43,800	3,489,984
Yum! Brands, Inc.	48,700	4,984,445
		21,474,922
Household Durables - 1.3%
D.R. Horton, Inc.	125,700	5,374,932
NVR, Inc. (a)	1,920	6,147,014
		11,521,946
Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	43,000	6,418,180
Amazon.com, Inc. (a)	31,500	55,914,705
Pinduoduo, Inc. ADR (b)	69,200	1,343,864
		63,676,749
Specialty Retail - 2.0%
Five Below, Inc. (a)	14,800	1,905,204
Floor & Decor Holdings, Inc. Class A (a)	42,525	1,510,488
Ross Stores, Inc.	80,700	7,504,293
Ulta Beauty, Inc. (a)	23,500	7,834,430
		18,754,415
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy - Louis Vuitton SA	18,989	7,165,385

TOTAL CONSUMER DISCRETIONARY		136,077,661

CONSUMER STAPLES - 3.8%
Beverages - 1.3%
Fever-Tree Drinks PLC	83,757	2,810,315
Kweichow Moutai Co. Ltd. (A Shares)	24,280	3,129,500
Pernod Ricard SA	17,500	3,085,010
Pernod Ricard SA ADR	70,900	2,499,225
		11,524,050
Food Products - 0.2%
The Simply Good Foods Co. (a)	75,700	1,626,793
Household Products - 1.6%
Energizer Holdings, Inc.	132,700	5,430,084
Procter & Gamble Co.	93,400	9,611,794
		15,041,878
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	41,100	6,618,333

TOTAL CONSUMER STAPLES		34,811,054

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy, Inc. (a)	207,200	13,090,896
Reliance Industries Ltd.	344,616	6,582,389
		19,673,285
FINANCIALS - 5.3%
Banks - 2.2%
First Republic Bank	72,400	7,024,248
HDFC Bank Ltd.	20,604	719,237
HDFC Bank Ltd. sponsored ADR	49,000	6,083,840
M&T Bank Corp.	38,700	6,176,520
Metro Bank PLC (a)	16,900	146,035
		20,149,880
Capital Markets - 3.0%
Charles Schwab Corp.	222,800	9,270,708
CME Group, Inc.	72,238	13,878,365
HDFC Asset Management Co. Ltd. (c)	9,000	229,048
JMP Group, Inc.	50,300	196,170
MSCI, Inc.	2,200	484,022
The Blackstone Group LP	97,700	3,697,945
Tradeweb Markets, Inc. Class A	4,400	198,396
		27,954,654
Diversified Financial Services - 0.1%
Prosegur Cash SA (c)	252,600	474,647

TOTAL FINANCIALS		48,579,181

HEALTH CARE - 15.3%
Biotechnology - 3.7%
AC Immune SA (a)(b)	72,100	364,826
Acceleron Pharma, Inc. (a)	27,900	1,112,931
Affimed NV (a)	104,600	317,984
Aimmune Therapeutics, Inc. (a)	62,900	1,230,953
Alexion Pharmaceuticals, Inc. (a)	37,700	4,285,736
Atara Biotherapeutics, Inc. (a)	24,200	537,482
Biogen, Inc. (a)	21,300	4,670,877
Calyxt, Inc. (a)	56,233	714,159
Cytokinetics, Inc. (a)	80,910	839,037
Gamida Cell Ltd. (a)(b)	21,429	152,146
Immunomedics, Inc. (a)(b)	296,500	3,875,255
Insmed, Inc. (a)	243,575	5,896,951
Prothena Corp. PLC (a)	50,400	469,728
Rubius Therapeutics, Inc.	9,783	141,462
Vertex Pharmaceuticals, Inc. (a)	59,167	9,832,372
		34,441,899
Health Care Equipment & Supplies - 6.3%
Alcon, Inc. (a)	36,870	2,144,260
Alcon, Inc. (a)	65,580	3,815,444
Align Technology, Inc. (a)	17,500	4,976,125
Becton, Dickinson & Co.	45,700	10,668,208
Boston Scientific Corp. (a)	314,000	12,060,740
Danaher Corp.	59,200	7,814,992
Intuitive Surgical, Inc. (a)	26,300	12,225,555
Penumbra, Inc. (a)	10,800	1,541,160
ResMed, Inc.	28,700	3,275,244
		58,521,728
Health Care Providers & Services - 0.8%
Guardant Health, Inc.	6,400	492,032
National Vision Holdings, Inc. (a)	79,100	2,153,893
Neuronetics, Inc.	14,500	167,040
UnitedHealth Group, Inc.	18,300	4,424,940
		7,237,905
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	28,900	4,458,981
Life Sciences Tools & Services - 1.4%
Avantor, Inc.	138,700	2,427,250
Bio-Techne Corp.	500	99,025
Codexis, Inc. (a)	43,200	781,920
Mettler-Toledo International, Inc. (a)	6,500	4,700,085
Thermo Fisher Scientific, Inc.	17,900	4,778,942
		12,787,222
Pharmaceuticals - 2.6%
Allergan PLC	50,900	6,205,219
AstraZeneca PLC sponsored ADR	342,200	12,791,436
Mallinckrodt PLC (a)(b)	85,800	745,602
Perrigo Co. PLC	97,200	4,084,344
		23,826,601

TOTAL HEALTH CARE		141,274,336

INDUSTRIALS - 8.5%
Aerospace & Defense - 0.5%
TransDigm Group, Inc. (a)	9,800	4,321,310
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	113,400	8,105,832
Electrical Equipment - 1.7%
AMETEK, Inc.	87,600	7,173,564
Fortive Corp.	113,750	8,662,063
		15,835,627
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	14,700	5,055,624
Machinery - 2.2%
Allison Transmission Holdings, Inc.	84,100	3,480,899
Chart Industries, Inc. (a)	12,100	927,223
Deere & Co.	40,100	5,620,817
Gardner Denver Holdings, Inc. (a)	276,200	9,382,514
Lincoln Electric Holdings, Inc.	11,700	888,498
		20,299,951
Professional Services - 2.0%
Equifax, Inc.	45,800	5,537,220
IHS Markit Ltd. (a)	94,100	5,400,399
TransUnion Holding Co., Inc.	119,639	7,841,140
		18,778,759
Road & Rail - 0.7%
Norfolk Southern Corp.	31,100	6,068,854

TOTAL INDUSTRIALS		78,465,957

INFORMATION TECHNOLOGY - 35.5%
Electronic Equipment & Components - 0.3%
Zebra Technologies Corp. Class A (a)	17,700	3,034,488
IT Services - 11.0%
Adyen BV (c)	1,867	1,503,386
Broadridge Financial Solutions, Inc.	4,700	586,889
Elastic NV	900	73,845
Fiserv, Inc. (a)	94,900	8,148,114
GoDaddy, Inc. (a)	74,600	5,550,240
GreenSky, Inc. Class A (b)	204,100	2,261,428
MasterCard, Inc. Class A	34,400	8,651,256
Okta, Inc. (a)	16,700	1,890,774
PayPal Holdings, Inc. (a)	199,800	21,928,050
Shopify, Inc. Class A (a)	23,500	6,465,108
VeriSign, Inc. (a)	44,400	8,657,112
Visa, Inc. Class A	220,100	35,508,733
		101,224,935
Semiconductors & Semiconductor Equipment - 4.8%
ASML Holding NV	35,100	6,600,555
Broadcom, Inc.	11,600	2,919,024
Cree, Inc. (a)	34,600	1,907,844
Marvell Technology Group Ltd.	52,000	1,159,600
NVIDIA Corp.	58,900	7,978,594
NXP Semiconductors NV	118,500	10,446,960
Qualcomm, Inc.	153,700	10,270,234
Semtech Corp. (a)	79,900	3,182,417
		44,465,228
Software - 17.3%
Adobe, Inc. (a)	95,400	25,843,860
Autodesk, Inc. (a)	54,800	8,817,868
Black Knight, Inc. (a)	108,800	6,167,872
DocuSign, Inc. (a)	64,400	3,610,264
Intuit, Inc.	43,000	10,528,550
Microsoft Corp.	581,900	71,969,392
Parametric Technology Corp. (a)	50,200	4,219,812
Salesforce.com, Inc. (a)	112,500	17,033,625
SolarWinds, Inc. (a)	280,800	4,914,000
Splunk, Inc. (a)	42,000	4,787,580
Upwork, Inc.	2,300	34,454
Zscaler, Inc. (a)	31,600	2,168,708
		160,095,985
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	110,400	19,327,728

TOTAL INFORMATION TECHNOLOGY		328,148,364

MATERIALS - 2.1%
Chemicals - 1.7%
DowDuPont, Inc.	172,000	5,249,440
Sherwin-Williams Co.	12,500	5,243,125
The Chemours Co. LLC	223,700	4,717,833
		15,210,398
Containers & Packaging - 0.4%
Aptargroup, Inc.	31,400	3,556,678

TOTAL MATERIALS		18,767,076

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
American Tower Corp.	113,400	23,674,518
Crown Castle International Corp.	75,300	9,789,753
SBA Communications Corp. Class A (a)	13,100	2,834,971
		36,299,242
TOTAL COMMON STOCKS
(Cost $634,494,896)		915,201,977

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (a)(d)(e)	3,869	1,252,373
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	38,419	37,074

TOTAL CONVERTIBLE PREFERRED STOCKS		1,289,447

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	202,050	1,798,245
TOTAL PREFERRED STOCKS
(Cost $2,743,007)		3,087,692

Money Market Funds - 1.5%
Fidelity Cash Central Fund 2.41% (f)	7,042,502	7,043,911
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	6,773,141	6,773,818
TOTAL MONEY MARKET FUNDS
(Cost $13,817,760)		13,817,729
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $651,055,663)		932,107,398
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(8,030,951)
NET ASSETS - 100%		$924,076,447

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,207,081 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,289,447 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$69,266
BioNTech AG Series A	12/29/17	$847,344

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$89,384
Fidelity Securities Lending Cash Central Fund	16,589
Total	$105,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$73,105,821	$66,788,626	$6,317,195	$--
Consumer Discretionary	136,077,661	128,912,276	7,165,385	--
Consumer Staples	34,811,054	34,811,054	--	--
Energy	19,673,285	19,673,285	--	--
Financials	50,377,426	49,658,189	719,237	--
Health Care	142,526,709	141,274,336	--	1,252,373
Industrials	78,465,957	78,465,957	--	--
Information Technology	328,185,438	328,148,364	--	37,074
Materials	18,767,076	18,767,076	--	--
Real Estate	36,299,242	36,299,242	--	--
Money Market Funds	13,817,729	13,817,729	--	--
Total Investments in Securities:	$932,107,398	$916,616,134	$14,201,817	$1,289,447

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
Netherlands	2.2%
United Kingdom	1.7%
Cayman Islands	1.5%
India	1.4%
France	1.4%
Ireland	1.3%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,379,466) — See accompanying schedule: Unaffiliated issuers (cost $637,237,903)	$918,289,669
Fidelity Central Funds (cost $13,817,760)	13,817,729
Total Investment in Securities (cost $651,055,663)		$932,107,398
Cash		5,594
Foreign currency held at value (cost $19,325)		19,325
Receivable for investments sold		23,327,670
Receivable for fund shares sold		13,966
Dividends receivable		777,441
Distributions receivable from Fidelity Central Funds		6,251
Other receivables		24
Total assets		956,257,669
Liabilities
Payable for investments purchased	$7,885,145
Payable for fund shares redeemed	17,450,553
Other payables and accrued expenses	71,674
Collateral on securities loaned	6,773,850
Total liabilities		32,181,222
Net Assets		$924,076,447
Net Assets consist of:
Paid in capital		$590,279,897
Total distributable earnings (loss)		333,796,550
Net Assets, for 67,639,163 shares outstanding		$924,076,447
Net Asset Value, offering price and redemption price per share ($924,076,447 ÷ 67,639,163 shares)		$13.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$3,961,860
Income from Fidelity Central Funds		105,973
Total income		4,067,833
Expenses
Custodian fees and expenses	$22,083
Independent trustees' fees and expenses	2,552
Interest	2,153
Commitment fees	1,335
Total expenses before reductions	28,123
Expense reductions	(304)
Total expenses after reductions		27,819
Net investment income (loss)		4,040,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,595,223
Fidelity Central Funds	(31)
Foreign currency transactions	(353)
Total net realized gain (loss)		49,594,839
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $62,436)	(2,518,652)
Fidelity Central Funds	(31)
Assets and liabilities in foreign currencies	(151)
Total change in net unrealized appreciation (depreciation)		(2,518,834)
Net gain (loss)		47,076,005
Net increase (decrease) in net assets resulting from operations		$51,116,019

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,040,014	$8,981,964
Net realized gain (loss)	49,594,839	65,231,272
Change in net unrealized appreciation (depreciation)	(2,518,834)	11,418,110
Net increase (decrease) in net assets resulting from operations	51,116,019	85,631,346
Distributions to shareholders	(73,966,903)	(143,605,042)
Share transactions
Proceeds from sales of shares	38,052,586	87,625,024
Reinvestment of distributions	73,966,903	143,605,042
Cost of shares redeemed	(112,445,077)	(159,465,335)
Net increase (decrease) in net assets resulting from share transactions	(425,588)	71,764,731
Total increase (decrease) in net assets	(23,276,472)	13,791,035
Net Assets
Beginning of period	947,352,919	933,561,884
End of period	$924,076,447	$947,352,919
Other Information
Shares
Sold	2,846,932	6,182,178
Issued in reinvestment of distributions	6,236,670	10,987,379
Redeemed	(8,137,018)	(11,049,440)
Net increase (decrease)	946,584	6,120,117

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Equity Growth Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$14.20	$15.41	$11.22	$11.25	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.13	.08	.02	.02	.01
Net realized and unrealized gain (loss)	.52	1.05	4.12	(.03)	.59	.64
Total from investment operations	.58	1.18	4.20	(.01)	.61	.65
Distributions from net investment income	(.13)	(.09)	(.01)	(.02)	(.01)	–
Distributions from net realized gain	(.99)	(2.30)	–	–	–	–
Total distributions	(1.12)	(2.39)	(.01)	(.02)	(.01)	–
Net asset value, end of period	$13.66	$14.20	$15.41	$11.22	$11.25	$10.65
Total ReturnC,D	5.31%	8.96%	37.51%	(.11)%	5.70%	6.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.32%	.65%	.74%	.77%G
Expenses net of fee waivers, if any	.01%G	.01%	.32%	.65%	.74%	.77%G
Expenses net of all reductions	.01%G	- %H	.32%	.65%	.73%	.77%G
Net investment income (loss)	.85%G	.92%	.57%	.15%	.19%	.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$923,921	$947,353	$933,562	$901,989	$964,918	$986,534
Portfolio turnover rateI	47%G	38%	48%	60%	65%	26%J,K

 A For the period June 6, 2014 (commencement of operations) to November 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Advisor Series Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$311,745,734
Gross unrealized depreciation	(30,848,085)
Net unrealized appreciation (depreciation)	$280,897,649
Tax cost	$651,209,749

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $219,830,365 and $275,248,667, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,731 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,694,800	2.72%	$2,153

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,335 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $325,752. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,589, including $1,719 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $304.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.01%	$1,000.00	$1,053.10	$.05
Hypothetical-C		$1,000.00	$1,024.88	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Equity Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through January 31, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AXM1-SANN-0719
1.9860269.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 24, 2019